(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Third party marks appearing herein are the property of their respective owners.

Other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL A	-6.47%	-12.23%	4.37%
Fidelity Adv Europe Cap App - CL A (incl. 5.75% sales charge)	-11.85%	-17.27%	-1.63%
MSCI Europe	-7.04%	-13.27%	0.43%
European Region Funds Average	-10.16%	-17.48%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe Index (MSCI Europe) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 2001, the index included over 500 equity securities of countries domiciled in 15 European countries. To measure how Class A's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL A	-12.23%	1.82%
Fidelity Adv Europe Cap App - CL A (incl. 5.75% sales charge)	-17.27%	-0.69%
MSCI Europe	-13.27%	0.18%
European Region Funds Average	-17.48%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Class A on December 17, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have been $9,837 - a 1.63% decrease on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,043 - a 0.43% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL T	-6.49%	-12.42%	3.88%
Fidelity Adv Europe Cap App - CL T (incl. 3.50% sales charge)	-9.77%	-15.48%	0.25%
MSCI Europe	-7.04%	-13.27%	0.43%
European Region Funds Average	-10.16%	-17.48%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe Index (MSCI Europe) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 2001, the index included over 500 equity securities of countries domiciled in 15 European countries. To measure how Class T's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL T	-12.42%	1.62%
Fidelity Adv Europe Cap App - CL T (incl. 3.50% sales charge)	-15.48%	0.10%
MSCI Europe	-13.27%	0.18%
European Region Funds Average	-17.48%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Class T on December 17, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,025 - a 0.25% increase on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,043 - a 0.43% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5%, and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL B	-6.73%	-12.84%	2.50%
Fidelity Adv Europe Cap App - CL B (incl. contingent deferred sales charge)	-11.40%	-17.20%	-0.50%
MSCI Europe	-7.04%	-13.27%	0.43%
European Region Funds Average	-10.16%	-17.48%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe Index (MSCI Europe) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 2001, the index included over 500 equity securities of countries domiciled in 15 European countries. To measure how Class B's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL B	-12.84%	1.05%
Fidelity Adv Europe Cap App - CL B (incl. contingent deferred sales charge)	-17.20%	-0.21%
MSCI Europe	-13.27%	0.18%
European Region Funds Average	-17.48%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Class B on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,950 - a 0.50% decrease on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,043 - a 0.43% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL C	-6.81%	-12.83%	2.60%
Fidelity Adv Europe Cap App - CL C (incl. contingent deferred sales charge)	-7.74%	-13.70%	2.60%
MSCI Europe	-7.04%	-13.27%	0.43%
European Region Funds Average	-10.16%	-17.48%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe Index (MSCI Europe) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 2001, the index included over 500 equity securities of countries domiciled in 15 European countries. To measure how Class C's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL C	-12.83%	1.09%
Fidelity Adv Europe Cap App - CL C (incl. contingent deferred sales charge)	-13.70%	1.09%
MSCI Europe	-13.27%	0.18%
European Region Funds Average	-17.48%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Class C on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,260 - a 2.60% increase on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,043 - a 0.43% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital InternationalSM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Ian Hart, Portfolio Manager of Fidelity Advisor Europe Capital Appreciation Fund

Q. How did the fund perform, Ian?

A. While its absolute performance was disappointing, the fund outperformed its benchmark and average peer. For the six-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -6.47%, -6.49%, -6.73% and -6.81%, respectively. By comparison, the Morgan Stanley Capital International (MSCI) Europe Index posted a total return of -7.04% for the same period, while the European funds average, as tracked by Lipper Inc., returned -10.16%. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -12.23%, -12.42%, -12.84% and -12.83%, respectively, while the MSCI Europe index had a total return of -13.27% and the Lipper average returned -17.48%.

Q. What were the major factors that influenced this performance?

A. The overall environment during the period was one of high volatility and generally declining valuations in the European markets. That the fund was able to outperform its benchmarks was attributable mainly to favorable stock selection. In particular, several names in the retail sector came through very well. Valuations were extremely low for a number of these stocks, but fundamentals actually were improving, in part due to the removal of the threat of online retailers. As evidence of improving fundamentals grew, the stocks appreciated. Performance also was aided somewhat by maintaining generally underweighted positions in the telecommunications, media and technology (TMT) stocks, which suffered a dramatic downturn, although I did not escape the downturn entirely. Disappointing stock picking in the financials and industrials groups further restrained performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which individual positions helped performance the most?

A. As I mentioned, there were several names in the retail sector that helped performance. Castorama Dubois, for instance, is a French do-it-yourself retailer - sort of Europe's equivalent of The Home Depot - which strengthened its position in this still robust market by merging with the U.K. do-it-yourself business of Kingfisher. Boots, the U.K.'s leading health and personal care products retailer, was selling at a very low multiple when I bought it, and resilient earnings by the company helped drive its stock price higher. Also from the U.K., MFI Furniture enjoyed similar good fortunes. Pernod-Ricard, a French spirits company, performed well after acquiring some of Seagram's assets that were being spun off by Vivendi Universal, one of the fund's top 10 holdings. Among other top 10 holdings, TotalFinaElf - formed by a three-way oil company merger - enjoyed a good deal of market favor in anticipation of its restructuring potential.

Q. What were the holdings that didn't perform up to expectations?

A. Although I tried to underweight the TMT group, I still was hurt by some of the individual positions I retained. In particular, SMG, the Scottish media group, and ILOG, a French software company, fell sharply out of favor during the period. Among the bigger names, I also was hurt by my exposure to cellular-related stocks, such as Vodafone, the U.K. mobile operator, and Nokia, the Finnish handset manufacturer. Both stocks suffered as their growth rates slowed and investors lost confidence in their longer-term earnings growth potential. I also was reminded that non-TMT stocks could disappoint as well. A good example was SSL International, a U.K. health care products company, which took a big hit when it issued a profit warning in response to much lower-than-expected sales.

Q. What's your outlook for the next six months, Ian?

A. My sense is that we'll continue to see somewhat more of the same, which is to say that the markets will likely remain quite volatile. In 1999, it was all about being invested in TMT; in 2000, it was pretty much about not being there. But in 2001, I don't think there are any clear sector bets. This is a positive environment for Fidelity's intensive research approach to add value, because I think stock picking is what will differentiate one fund from another and determine which funds will beat their benchmarks over time. That's why it's so helpful to me to rely on the 50-plus Fidelity analysts based in London, who are working to sort out the good stories and find the new ideas that will add value to the fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing mainly in equity securities of European issuers

Start date: December 17, 1998

Size: as of April 30, 2001, more than $33 million

Manager: Ian Hart, since 2000; joined Fidelity in 1994

3

Ian Hart on the long-term prospects for Europe

"My outlook for Europe is relatively benign. Obviously the economies of Europe are slowing just as they are virtually everywhere else in the world. But I think many of the longer-term drivers of growth in Europe are still in place.

"For instance, unemployment is coming down; deregulation and privatization of industry is starting to take place; tax reform and pension reform are taking root; savings rates are generally high; businessmen and politicians now seem committed to a more efficient Europe and more willing to look to the U.S. as a model for introducing a free market system. I think all of this bodes well for the longer term in Europe."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA Series B (France, Oil & Gas)	6.8	6.0
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	4.7	3.8
BNP Paribas SA (France, Banks)	3.4	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.4	5.1
Lloyds TSB Group PLC (United Kingdom, Banks)	2.9	2.3
	21.2
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	26.5
Consumer Discretionary	18.7	16.4
Energy	13.1	10.1
Consumer Staples	11.9	12.2
Health Care	10.1	8.9
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	23.3	24.2
France	21.9	21.4
Germany	11.0	8.1
Netherlands	10.5	12.0
Switzerland	6.8	9.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 95.1%	Stocks 98.6%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 1.4%

Effective with this report, industry classifications follow the MSCI/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
Austria - 0.8%
OMV AG	2,400	$ 202,282
Plaut AG (a)	8,300	58,910
TOTAL AUSTRIA		261,192
Belgium - 1.2%
Delhaize Freres & Compagnie Le Lion SA	4,500	238,945
KBC Bancassurance Holding NV	4,500	166,763
TOTAL BELGIUM		405,708
Denmark - 1.7%
Bang & Olufsen Holding AS Series B	4,800	156,875
Novo-Nordisk AS Series B	11,145	423,847
TOTAL DENMARK		580,722
Finland - 2.3%
Nokia AB	22,440	767,224
France - 21.9%
Alcatel SA (RFD)	7,047	228,746
Aventis SA (France)	4,300	330,670
AXA SA de CV	2,374	280,126
BNP Paribas SA	12,923	1,148,822
Castorama Dubois Investissements SA	559	119,523
Europeene de Casinos SA	1,100	95,591
ILOG SA sponsored ADR (a)	10,200	151,980
Pernod-Ricard	5,400	374,407
Royal Canin SA	2,000	195,184
Sanofi-Synthelabo SA	5,100	305,871
SEB SA	10,200	556,541
TotalFinaElf SA Series B	15,317	2,288,970
Valeo SA	5,600	258,353
Vivendi Environment	8,200	359,096
Vivendi Universal SA	9,859	682,696
TOTAL FRANCE		7,376,576
Germany - 10.0%
Allianz AG (Reg. D)	1,333	383,766
Deutsche Boerse AG	385	123,478
Deutsche Lufthansa AG (Reg.)	19,600	375,605
Douglas Holding AG	6,900	224,666
FAG Kugelfischer Georg Schaefer AG	14,100	96,949
Fresenius Medical Care AG	3,700	274,429
Fresenius Medical Care AG sponsored ADR	1	25
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Gehe AG	4,300	$ 171,673
Karstadt Quelle AG	13,300	412,520
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,883	536,897
Schering AG (a)	4,675	233,472
Software AG (Reg. D)	3,100	181,521
United Internet AG (a)	3,000	8,038
Wella AG	6,710	253,007
Zapf Creation AG	2,900	98,284
TOTAL GERMANY		3,374,330
Greece - 0.4%
Antenna TV SA sponsored ADR (a)	7,900	126,716
Israel - 0.2%
Orad Hi-Tech Systems Ltd. (a)	12,900	74,392
Italy - 6.7%
Alleanza Assicurazioni Spa	29,400	372,892
Banca Intesa Spa	117,200	442,330
Banca Nazionale del Lavoro (BNL)	121,200	385,490
Saipem Spa	54,100	354,798
Telecom Italia Mobile Spa	57,500	394,848
Telecom Italia Spa	29,200	323,750
TOTAL ITALY		2,274,108
Netherlands - 10.5%
Hunter Douglas NV	5,600	148,553
ING Groep NV (Certificaten Van Aandelen)	5,516	376,675
Koninklijke Ahold NV	17,286	536,765
Koninklijke KPN NV	10,300	125,924
Koninklijke Philips Electronics NV	6,657	195,551
Numico NV	9,300	367,910
Randstad Holdings NV	8,000	86,236
Royal Dutch Petroleum Co. (Hague Registry)	26,500	1,578,870
STMicroelectronics NV (NY Shares)	2,740	110,833
TOTAL NETHERLANDS		3,527,317
Norway - 1.5%
Norsk Hydro AS	7,200	314,210
Tandberg ASA (a)	14,400	177,287
TOTAL NORWAY		491,497
Spain - 5.0%
Aldeasa SA	3,200	63,878
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Altadis SA	42,300	$ 525,400
Banco Santander Central Hispano SA	48,960	486,498
Corporacion Mapfre Compania Internacional de Reaseguros SA (Reg.)	10,100	199,914
Cortefiel SA	9,000	138,137
Sol Melia SA	11,300	106,469
Telefonica SA	9,523	161,203
TOTAL SPAIN		1,681,499
Sweden - 1.8%
Bilia AB (A Shares)	9,842	59,012
Electrolux AB (B Shares)	11,600	191,693
Telefonaktiebolaget LM Ericsson AB (B Shares)	54,766	352,693
TOTAL SWEDEN		603,398
Switzerland - 6.8%
Credit Suisse Group (Reg.)	2,021	376,761
Nestle SA (Reg.)	141	291,864
Novartis AG (Reg.)	350	543,768
The Swatch Group AG (Bearer)	131	145,019
UBS AG (Reg. D)	3,523	535,972
Zurich Financial Services AG	1,123	399,292
TOTAL SWITZERLAND		2,292,676
United Kingdom - 23.3%
AstraZeneca PLC (United Kingdom)	6,400	304,128
Barclays PLC	9,600	309,096
Boots Co. PLC	45,340	400,644
British Land Co. PLC	55,000	366,765
Carlton Communications PLC	75,400	460,722
Diageo PLC	37,300	392,316
EMAP PLC	17,000	202,157
GlaxoSmithKline PLC (a)	26,425	707,794
Lloyds TSB Group PLC	92,900	965,808
Lonmin PLC	7,600	105,167
Marks & Spencer PLC	96,500	370,085
MFI Furniture Group PLC	120,200	190,755
Rank Group PLC Class L	65,200	177,272
Senior Engineering Group PLC	123,900	107,267
SMG PLC	144,600	403,685
Somerfield PLC	265,400	361,748
SSL International PLC	22,000	144,188
Tomkins PLC	37,900	84,878
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Trinity Mirror PLC	70,700	$ 470,681
Vodafone Group PLC	378,310	1,147,795
W.H. Smith PLC	24,600	173,021
TOTAL UNITED KINGDOM		7,845,972
United States of America - 0.0%
Jupiter Media Metrix, Inc. (a)	4,900	7,350
TOTAL COMMON STOCKS (Cost $31,514,811)		31,690,677
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
ProSieben Sat.1 Media AG	5,900	104,951
SAP AG	1,325	213,590
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $396,307)		318,541
Cash Equivalents - 6.2%

Fidelity Cash Central Fund, 4.70% (b) (Cost $2,096,093)	2,096,093	2,096,093
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $34,007,211)		34,105,311
NET OTHER ASSETS - (1.3)%		(423,586)
NET ASSETS - 100%		$ 33,681,725
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $34,171,255. Net unrealized depreciation aggregated $65,944, of which $2,849,419 related to appreciated investment securities and $2,915,363 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $635,000 all of which will expire on October 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $34,007,211) - See accompanying schedule		$ 34,105,311
Receivable for investments sold		146,005
Receivable for fund shares sold		64,962
Dividends receivable		112,062
Interest receivable		4,725
Total assets		34,433,065
Liabilities
Payable for investments purchased	$ 202,513
Payable for fund shares redeemed	479,746
Accrued management fee	14,263
Distribution fees payable	18,628
Other payables and accrued expenses	36,190
Total liabilities		751,340
Net Assets		$ 33,681,725
Net Assets consist of:
Paid in capital		$ 35,513,181
Accumulated net investment loss		(181,817)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,745,391)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		95,752
Net Assets		$ 33,681,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,264,975 ÷ 313,560 shares)	$10.41
Maximum offering price per share (100/94.25 of $10.41)	$11.05
Class T: Net Asset Value and redemption price per share ($14,985,735 ÷ 1,445,591 shares)	$10.37
Maximum offering price per share (100/96.50 of $10.37)	$10.75
Class B: Net Asset Value and offering price per share ($8,231,568 ÷ 803,308 shares) A	$10.25
Class C: Net Asset Value and offering price per share ($6,144,699 ÷ 598,966 shares) A	$10.26
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,054,748 ÷ 100,838 shares)	$10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 216,350
Interest		64,055
		280,405
Less foreign taxes withheld		(36,389)
Total income		244,016
Expenses
Management fee	$ 132,188
Transfer agent fees	64,540
Distribution fees	121,829
Accounting fees and expenses	30,057
Non-interested trustees' compensation	66
Custodian fees and expenses	31,464
Registration fees	62,955
Audit	14,827
Legal	472
Reports to shareholders	4,625
Miscellaneous	4,311
Total expenses before reductions	467,334
Expense reductions	(47,031)	420,303
Net investment income (loss)		(176,287)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(964,903)
Foreign currency transactions	13,220	(951,683)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,490,803)
Assets and liabilities in foreign currencies	2,008	(1,488,795)
Net gain (loss)		(2,440,478)
Net increase (decrease) in net assets resulting from operations		$ (2,616,765)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (176,287)	$ (180,893)
Net realized gain (loss)	(951,683)	49,809
Change in net unrealized appreciation (depreciation)	(1,488,795)	(22,461)
Net increase (decrease) in net assets resulting from operations	(2,616,765)	(153,545)
Distributions to shareholders From net investment income	-	(30,237)
Share transactions - net increase (decrease)	849,129	12,733,299
Total increase (decrease) in net assets	(1,767,636)	12,549,517
Net Assets
Beginning of period	35,449,361	22,899,844
End of period (including accumulated net investment loss of $181,817 and $5,530, respectively)	$ 33,681,725	$ 35,449,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.02)	.05
Net realized and unrealized gain (loss)	(.69)	.62	.51
Total from investment operations	(.72)	.60	.56
Less Distributions
From net investment income	-	(.03)	-
Net asset value, end of period	$ 10.41	$ 11.13	$ 10.56
Total Return B, C	(6.47)%	5.67%	5.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,265	$ 3,501	$ 2,060
Ratio of expenses to average net assets	2.00% A, F	1.97%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.95% A, G	1.93% G	1.96% A, G
Ratio of net investment income (loss) to average net assets	(.57)% A	(.14)%	.56% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.05)	.03
Net realized and unrealized gain (loss)	(.68)	.62	.51
Total from investment operations	(.72)	.57	.54
Less Distributions
From net investment income	-	(.02)	-
Net asset value, end of period	$ 10.37	$ 11.09	$ 10.54
Total Return B, C	(6.49)%	5.40%	5.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,986	$ 15,505	$ 12,343
Ratio of expenses to average net assets	2.25% A, F	2.24%	2.25% A, F
Ratio of expenses to average net assets after expense reductions	2.20% A, G	2.20% G	2.21% A, G
Ratio of net investment income (loss) to average net assets	(.82)% A	(.41)%	.31% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	(.67)	.62	.50
Total from investment operations	(.74)	.51	.48
Net asset value, end of period	$ 10.25	$ 10.99	$ 10.48
Total Return B, C	(6.73)%	4.87%	4.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,232	$ 8,132	$ 3,765
Ratio of expenses to average net assets	2.75% A, F	2.75% F	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.70% A, G	2.71% G	2.71% A, G
Ratio of net investment income (loss) to average net assets	(1.33)% A	(.91)%	(.19)% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	(.68)	.62	.51
Total from investment operations	(.75)	.52	.49
Net asset value, end of period	$ 10.26	$ 11.01	$ 10.49
Total Return B, C	(6.81)%	4.96%	4.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,145	$ 7,117	$ 3,894
Ratio of expenses to average net assets	2.75% A, F	2.67%	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.70% A, G	2.63% G	2.71% A, G
Ratio of net investment income (loss) to average net assets	(1.33)% A	(.84)%	(.19)% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.02	.07
Net realized and unrealized gain (loss)	(.68)	.61	.51
Total from investment operations	(.70)	.63	.58
Less Distributions
From net investment income	-	(.05)	-
Net asset value, end of period	$ 10.46	$ 11.16	$ 10.58
Total Return B, C	(6.27)%	5.94%	5.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,055	$ 1,193	$ 838
Ratio of expenses to average net assets	1.75% A, F	1.70%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.70% A, G	1.66% G	1.71% A, G
Ratio of net investment income (loss) to average net assets	(.32)% A	.14%	.81% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,407,910 and $17,904,794, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 4,430	$ 336
Class T	40,967	483
Class B	41,696	31,362
Class C	34,736	8,685
	$ 121,829	$ 40,866

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 6,528	$ 1,810
Class T	14,800	3,546
Class B	19,386	19,386*
Class C	1,077	1,077*
	$ 41,791	$ 25,819

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,500	.38 *
Class T	29,628	.37 *
Class B	17,283	.42 *
Class C	9,668	.29 *
Institutional Class	1,461	.27 *
	$ 64,540

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.00%	$ 3,830
Class T	2.25%	17,542
Class B	2.75%	11,487
Class C	2.75%	4,725
Institutional Class	1.75%	558
		$ 38,142

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $8,889 under this arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2001	Year ended October 31, 2000
Class A	$ -	$ 6,069
Class T	-	20,045
Institutional Class	-	4,123
Total	$ -	$ 30,237

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	283,113	373,657	$ 2,970,414	$ 4,565,707
Reinvestment of distributions	-	506	-	5,777
Shares redeemed	(284,179)	(254,574)	(2,987,730)	(3,013,956)
Net increase (decrease)	(1,066)	119,589	$ (17,316)	$ 1,557,528
Class T Shares sold	998,252	1,077,009	$ 11,113,239	$ 12,883,109
Reinvestment of distributions	-	1,710	-	19,490
Shares redeemed	(950,657)	(851,689)	(10,417,274)	(9,965,209)
Net increase (decrease)	47,595	227,030	$ 695,965	$ 2,937,390
Class B Shares sold	203,094	588,134	$ 2,166,932	$ 7,107,623
Shares redeemed	(139,759)	(207,224)	(1,468,661)	(2,542,655)
Net increase (decrease)	63,335	380,910	$ 698,271	$ 4,564,968
Class C Shares sold	190,866	438,409	$ 1,953,657	$ 5,321,772
Shares redeemed	(238,617)	(163,047)	(2,414,646)	(1,979,745)
Net increase (decrease)	(47,751)	275,362	$ (460,989)	$ 3,342,027
Institutional Class Shares sold	8,398	63,574	$ 91,162	$ 753,492
Reinvestment of distributions	-	216	-	2,469
Shares redeemed	(14,466)	(36,090)	(157,964)	(424,575)
Net increase (decrease)	(6,068)	27,700	$ (66,802)	$ 331,386

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2

To elect the fourteen nominees specified below as Trustees.*

	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
PROPOSAL 2 - continued
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,775,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 4
To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	23,755,344.93	96.407
Against	186,010.62	0.755
Abstain	699,210.43	2.838
TOTAL	24,640,565.98	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	23,185,923.58	94.097
Against	557,399.52	2.262
Abstain	897,242.88	3.641
TOTAL	24,640,565.98	100.000
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	17,058,918.97	93.442
Against	371,161.05	2.034
Abstain	825,987.31	4.524
TOTAL	18,256,067.33	100.000
Broker Non-Votes	6,384,498.65

* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEUR-SANN-0601 134624
1.719687.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Third party marks appearing herein are the property of their respective owners.

Other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - Inst CL	-6.27%	-11.95%	5.06%
MSCI Europe	-7.04%	-13.27%	0.43%
European Region Funds Average	-10.16%	-17.48%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Morgan Stanley Capital International Europe Index (MSCI Europe) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 2001, the index included over 500 equity securities of countries domiciled in 15 European countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - Inst CL	-11.95%	2.10%
MSCI Europe	-13.27%	0.18%
European Region Funds Average	-17.48%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Institutional Class on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,506 - a 5.06% increase on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,043 - a 0.43% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital InternationalSM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Ian Hart, Portfolio Manager of Fidelity Advisor Europe Capital Appreciation Fund

Q. How did the fund perform, Ian?

A. For the six-month period that ended April 30, 2001, the fund's Institutional Class shares posted a total return of -6.27%. By comparison, the Morgan Stanley Capital International (MSCI) Europe Index returned -7.04% for the same period, while the European funds average, as tracked by Lipper Inc., returned -10.16%. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares had a total return of -11.95%, while the MSCI Europe index returned -13.27% and the Lipper average returned -17.48%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were the major factors that influenced this performance?

A. The overall environment during the period was one of high volatility and generally declining valuations in the European markets. That the fund was able to outperform its benchmarks was attributable mainly to favorable stock selection. In particular, several names in the retail sector came through very well. Valuations were extremely low for a number of these stocks, but fundamentals actually were improving, in part due to the removal of the threat of online retailers. As evidence of improving fundamentals grew, the stocks appreciated. Performance also was aided somewhat by maintaining generally underweighted positions in the telecommunications, media and technology (TMT) stocks, which suffered a dramatic downturn, although I did not escape the downturn entirely. Disappointing stock picking in the financials and industrials groups further restrained performance.

Q. Which individual positions helped performance the most?

A. As I mentioned, there were several names in the retail sector that helped performance. Castorama Dubois, for instance, is a French do-it-yourself retailer - sort of Europe's equivalent of The Home Depot - which strengthened its position in this still robust market by merging with the U.K. do-it-yourself business of Kingfisher. Boots, the U.K.'s leading health and personal care products retailer, was selling at a very low multiple when I bought it, and resilient earnings by the company helped drive its stock price higher. Also from the U.K., MFI Furniture enjoyed similar good fortunes. Pernod-Ricard, a French spirits company, performed well after acquiring some of Seagram's assets that were being spun off by Vivendi Universal, one of the fund's top 10 holdings. Among other top 10 holdings, TotalFinaElf - formed by a three-way oil company merger - enjoyed a good deal of market favor in anticipation of its restructuring potential.

Q. What were the holdings that didn't perform up to expectations?

A. Although I tried to underweight the TMT group, I still was hurt by some of the individual positions I retained. In particular, SMG, the Scottish media group, and ILOG, a French software company, fell sharply out of favor during the period. Among the bigger names, I also was hurt by my exposure to cellular-related stocks, such as Vodafone, the U.K. mobile operator, and Nokia, the Finnish handset manufacturer. Both stocks suffered as their growth rates slowed and investors lost confidence in their longer-term earnings growth potential. I also was reminded that non-TMT stocks could disappoint as well. A good example was SSL International, a U.K. health care products company, which took a big hit when it issued a profit warning in response to much lower-than-expected sales.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook for the next six months, Ian?

A. My sense is that we'll continue to see somewhat more of the same, which is to say that the markets will likely remain quite volatile. In 1999, it was all about being invested in TMT; in 2000, it was pretty much about not being there. But in 2001, I don't think there are any clear sector bets. This is a positive environment for Fidelity's intensive research approach to add value, because I think stock picking is what will differentiate one fund from another and determine which funds will beat their benchmarks over time. That's why it's so helpful to me to rely on the 50-plus Fidelity analysts based in London, who are working to sort out the good stories and find the new ideas that will add value to the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing mainly in equity securities of European issuers

Start date: December 17, 1998

Size: as of April 30, 2001, more than $33 million

Manager: Ian Hart, since 2000; joined Fidelity in 1994

3

Ian Hart on the long-term prospects for Europe

"My outlook for Europe is relatively benign. Obviously the economies of Europe are slowing just as they are virtually everywhere else in the world. But I think many of the longer-term drivers of growth in Europe are still in place.

"For instance, unemployment is coming down; deregulation and privatization of industry is starting to take place; tax reform and pension reform are taking root; savings rates are generally high; businessmen and politicians now seem committed to a more efficient Europe and more willing to look to the U.S. as a model for introducing a free market system. I think all of this bodes well for the longer term in Europe."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA Series B (France, Oil & Gas)	6.8	6.0
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	4.7	3.8
BNP Paribas SA (France, Banks)	3.4	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.4	5.1
Lloyds TSB Group PLC (United Kingdom, Banks)	2.9	2.3
	21.2
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	26.5
Consumer Discretionary	18.7	16.4
Energy	13.1	10.1
Consumer Staples	11.9	12.2
Health Care	10.1	8.9
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	23.3	24.2
France	21.9	21.4
Germany	11.0	8.1
Netherlands	10.5	12.0
Switzerland	6.8	9.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 95.1%	Stocks 98.6%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 1.4%

Effective with this report, industry classifications follow the MSCI/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
Austria - 0.8%
OMV AG	2,400	$ 202,282
Plaut AG (a)	8,300	58,910
TOTAL AUSTRIA		261,192
Belgium - 1.2%
Delhaize Freres & Compagnie Le Lion SA	4,500	238,945
KBC Bancassurance Holding NV	4,500	166,763
TOTAL BELGIUM		405,708
Denmark - 1.7%
Bang & Olufsen Holding AS Series B	4,800	156,875
Novo-Nordisk AS Series B	11,145	423,847
TOTAL DENMARK		580,722
Finland - 2.3%
Nokia AB	22,440	767,224
France - 21.9%
Alcatel SA (RFD)	7,047	228,746
Aventis SA (France)	4,300	330,670
AXA SA de CV	2,374	280,126
BNP Paribas SA	12,923	1,148,822
Castorama Dubois Investissements SA	559	119,523
Europeene de Casinos SA	1,100	95,591
ILOG SA sponsored ADR (a)	10,200	151,980
Pernod-Ricard	5,400	374,407
Royal Canin SA	2,000	195,184
Sanofi-Synthelabo SA	5,100	305,871
SEB SA	10,200	556,541
TotalFinaElf SA Series B	15,317	2,288,970
Valeo SA	5,600	258,353
Vivendi Environment	8,200	359,096
Vivendi Universal SA	9,859	682,696
TOTAL FRANCE		7,376,576
Germany - 10.0%
Allianz AG (Reg. D)	1,333	383,766
Deutsche Boerse AG	385	123,478
Deutsche Lufthansa AG (Reg.)	19,600	375,605
Douglas Holding AG	6,900	224,666
FAG Kugelfischer Georg Schaefer AG	14,100	96,949
Fresenius Medical Care AG	3,700	274,429
Fresenius Medical Care AG sponsored ADR	1	25
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Gehe AG	4,300	$ 171,673
Karstadt Quelle AG	13,300	412,520
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,883	536,897
Schering AG (a)	4,675	233,472
Software AG (Reg. D)	3,100	181,521
United Internet AG (a)	3,000	8,038
Wella AG	6,710	253,007
Zapf Creation AG	2,900	98,284
TOTAL GERMANY		3,374,330
Greece - 0.4%
Antenna TV SA sponsored ADR (a)	7,900	126,716
Israel - 0.2%
Orad Hi-Tech Systems Ltd. (a)	12,900	74,392
Italy - 6.7%
Alleanza Assicurazioni Spa	29,400	372,892
Banca Intesa Spa	117,200	442,330
Banca Nazionale del Lavoro (BNL)	121,200	385,490
Saipem Spa	54,100	354,798
Telecom Italia Mobile Spa	57,500	394,848
Telecom Italia Spa	29,200	323,750
TOTAL ITALY		2,274,108
Netherlands - 10.5%
Hunter Douglas NV	5,600	148,553
ING Groep NV (Certificaten Van Aandelen)	5,516	376,675
Koninklijke Ahold NV	17,286	536,765
Koninklijke KPN NV	10,300	125,924
Koninklijke Philips Electronics NV	6,657	195,551
Numico NV	9,300	367,910
Randstad Holdings NV	8,000	86,236
Royal Dutch Petroleum Co. (Hague Registry)	26,500	1,578,870
STMicroelectronics NV (NY Shares)	2,740	110,833
TOTAL NETHERLANDS		3,527,317
Norway - 1.5%
Norsk Hydro AS	7,200	314,210
Tandberg ASA (a)	14,400	177,287
TOTAL NORWAY		491,497
Spain - 5.0%
Aldeasa SA	3,200	63,878
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Altadis SA	42,300	$ 525,400
Banco Santander Central Hispano SA	48,960	486,498
Corporacion Mapfre Compania Internacional de Reaseguros SA (Reg.)	10,100	199,914
Cortefiel SA	9,000	138,137
Sol Melia SA	11,300	106,469
Telefonica SA	9,523	161,203
TOTAL SPAIN		1,681,499
Sweden - 1.8%
Bilia AB (A Shares)	9,842	59,012
Electrolux AB (B Shares)	11,600	191,693
Telefonaktiebolaget LM Ericsson AB (B Shares)	54,766	352,693
TOTAL SWEDEN		603,398
Switzerland - 6.8%
Credit Suisse Group (Reg.)	2,021	376,761
Nestle SA (Reg.)	141	291,864
Novartis AG (Reg.)	350	543,768
The Swatch Group AG (Bearer)	131	145,019
UBS AG (Reg. D)	3,523	535,972
Zurich Financial Services AG	1,123	399,292
TOTAL SWITZERLAND		2,292,676
United Kingdom - 23.3%
AstraZeneca PLC (United Kingdom)	6,400	304,128
Barclays PLC	9,600	309,096
Boots Co. PLC	45,340	400,644
British Land Co. PLC	55,000	366,765
Carlton Communications PLC	75,400	460,722
Diageo PLC	37,300	392,316
EMAP PLC	17,000	202,157
GlaxoSmithKline PLC (a)	26,425	707,794
Lloyds TSB Group PLC	92,900	965,808
Lonmin PLC	7,600	105,167
Marks & Spencer PLC	96,500	370,085
MFI Furniture Group PLC	120,200	190,755
Rank Group PLC Class L	65,200	177,272
Senior Engineering Group PLC	123,900	107,267
SMG PLC	144,600	403,685
Somerfield PLC	265,400	361,748
SSL International PLC	22,000	144,188
Tomkins PLC	37,900	84,878
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Trinity Mirror PLC	70,700	$ 470,681
Vodafone Group PLC	378,310	1,147,795
W.H. Smith PLC	24,600	173,021
TOTAL UNITED KINGDOM		7,845,972
United States of America - 0.0%
Jupiter Media Metrix, Inc. (a)	4,900	7,350
TOTAL COMMON STOCKS (Cost $31,514,811)		31,690,677
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
ProSieben Sat.1 Media AG	5,900	104,951
SAP AG	1,325	213,590
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $396,307)		318,541
Cash Equivalents - 6.2%

Fidelity Cash Central Fund, 4.70% (b) (Cost $2,096,093)	2,096,093	2,096,093
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $34,007,211)		34,105,311
NET OTHER ASSETS - (1.3)%		(423,586)
NET ASSETS - 100%		$ 33,681,725
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $34,171,255. Net unrealized depreciation aggregated $65,944, of which $2,849,419 related to appreciated investment securities and $2,915,363 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $635,000 all of which will expire on October 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $34,007,211) - See accompanying schedule		$ 34,105,311
Receivable for investments sold		146,005
Receivable for fund shares sold		64,962
Dividends receivable		112,062
Interest receivable		4,725
Total assets		34,433,065
Liabilities
Payable for investments purchased	$ 202,513
Payable for fund shares redeemed	479,746
Accrued management fee	14,263
Distribution fees payable	18,628
Other payables and accrued expenses	36,190
Total liabilities		751,340
Net Assets		$ 33,681,725
Net Assets consist of:
Paid in capital		$ 35,513,181
Accumulated net investment loss		(181,817)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,745,391)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		95,752
Net Assets		$ 33,681,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,264,975 ÷ 313,560 shares)	$10.41
Maximum offering price per share (100/94.25 of $10.41)	$11.05
Class T: Net Asset Value and redemption price per share ($14,985,735 ÷ 1,445,591 shares)	$10.37
Maximum offering price per share (100/96.50 of $10.37)	$10.75
Class B: Net Asset Value and offering price per share ($8,231,568 ÷ 803,308 shares) A	$10.25
Class C: Net Asset Value and offering price per share ($6,144,699 ÷ 598,966 shares) A	$10.26
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,054,748 ÷ 100,838 shares)	$10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 216,350
Interest		64,055
		280,405
Less foreign taxes withheld		(36,389)
Total income		244,016
Expenses
Management fee	$ 132,188
Transfer agent fees	64,540
Distribution fees	121,829
Accounting fees and expenses	30,057
Non-interested trustees' compensation	66
Custodian fees and expenses	31,464
Registration fees	62,955
Audit	14,827
Legal	472
Reports to shareholders	4,625
Miscellaneous	4,311
Total expenses before reductions	467,334
Expense reductions	(47,031)	420,303
Net investment income (loss)		(176,287)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(964,903)
Foreign currency transactions	13,220	(951,683)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,490,803)
Assets and liabilities in foreign currencies	2,008	(1,488,795)
Net gain (loss)		(2,440,478)
Net increase (decrease) in net assets resulting from operations		$ (2,616,765)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (176,287)	$ (180,893)
Net realized gain (loss)	(951,683)	49,809
Change in net unrealized appreciation (depreciation)	(1,488,795)	(22,461)
Net increase (decrease) in net assets resulting from operations	(2,616,765)	(153,545)
Distributions to shareholders From net investment income	-	(30,237)
Share transactions - net increase (decrease)	849,129	12,733,299
Total increase (decrease) in net assets	(1,767,636)	12,549,517
Net Assets
Beginning of period	35,449,361	22,899,844
End of period (including accumulated net investment loss of $181,817 and $5,530, respectively)	$ 33,681,725	$ 35,449,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.02)	.05
Net realized and unrealized gain (loss)	(.69)	.62	.51
Total from investment operations	(.72)	.60	.56
Less Distributions
From net investment income	-	(.03)	-
Net asset value, end of period	$ 10.41	$ 11.13	$ 10.56
Total Return B, C	(6.47)%	5.67%	5.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,265	$ 3,501	$ 2,060
Ratio of expenses to average net assets	2.00% A, F	1.97%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.95% A, G	1.93% G	1.96% A, G
Ratio of net investment income (loss) to average net assets	(.57)% A	(.14)%	.56% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.05)	.03
Net realized and unrealized gain (loss)	(.68)	.62	.51
Total from investment operations	(.72)	.57	.54
Less Distributions
From net investment income	-	(.02)	-
Net asset value, end of period	$ 10.37	$ 11.09	$ 10.54
Total Return B, C	(6.49)%	5.40%	5.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,986	$ 15,505	$ 12,343
Ratio of expenses to average net assets	2.25% A, F	2.24%	2.25% A, F
Ratio of expenses to average net assets after expense reductions	2.20% A, G	2.20% G	2.21% A, G
Ratio of net investment income (loss) to average net assets	(.82)% A	(.41)%	.31% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	(.67)	.62	.50
Total from investment operations	(.74)	.51	.48
Net asset value, end of period	$ 10.25	$ 10.99	$ 10.48
Total Return B, C	(6.73)%	4.87%	4.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,232	$ 8,132	$ 3,765
Ratio of expenses to average net assets	2.75% A, F	2.75% F	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.70% A, G	2.71% G	2.71% A, G
Ratio of net investment income (loss) to average net assets	(1.33)% A	(.91)%	(.19)% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	(.68)	.62	.51
Total from investment operations	(.75)	.52	.49
Net asset value, end of period	$ 10.26	$ 11.01	$ 10.49
Total Return B, C	(6.81)%	4.96%	4.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,145	$ 7,117	$ 3,894
Ratio of expenses to average net assets	2.75% A, F	2.67%	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.70% A, G	2.63% G	2.71% A, G
Ratio of net investment income (loss) to average net assets	(1.33)% A	(.84)%	(.19)% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.02	.07
Net realized and unrealized gain (loss)	(.68)	.61	.51
Total from investment operations	(.70)	.63	.58
Less Distributions
From net investment income	-	(.05)	-
Net asset value, end of period	$ 10.46	$ 11.16	$ 10.58
Total Return B, C	(6.27)%	5.94%	5.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,055	$ 1,193	$ 838
Ratio of expenses to average net assets	1.75% A, F	1.70%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.70% A, G	1.66% G	1.71% A, G
Ratio of net investment income (loss) to average net assets	(.32)% A	.14%	.81% A
Portfolio turnover rate	103% A	151%	164% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,407,910 and $17,904,794, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 4,430	$ 336
Class T	40,967	483
Class B	41,696	31,362
Class C	34,736	8,685
	$ 121,829	$ 40,866

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 6,528	$ 1,810
Class T	14,800	3,546
Class B	19,386	19,386*
Class C	1,077	1,077*
	$ 41,791	$ 25,819

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,500	.38 *
Class T	29,628	.37 *
Class B	17,283	.42 *
Class C	9,668	.29 *
Institutional Class	1,461	.27 *
	$ 64,540

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.00%	$ 3,830
Class T	2.25%	17,542
Class B	2.75%	11,487
Class C	2.75%	4,725
Institutional Class	1.75%	558
		$ 38,142

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $8,889 under this arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2001	Year ended October 31, 2000
Class A	$ -	$ 6,069
Class T	-	20,045
Institutional Class	-	4,123
Total	$ -	$ 30,237

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	283,113	373,657	$ 2,970,414	$ 4,565,707
Reinvestment of distributions	-	506	-	5,777
Shares redeemed	(284,179)	(254,574)	(2,987,730)	(3,013,956)
Net increase (decrease)	(1,066)	119,589	$ (17,316)	$ 1,557,528
Class T Shares sold	998,252	1,077,009	$ 11,113,239	$ 12,883,109
Reinvestment of distributions	-	1,710	-	19,490
Shares redeemed	(950,657)	(851,689)	(10,417,274)	(9,965,209)
Net increase (decrease)	47,595	227,030	$ 695,965	$ 2,937,390
Class B Shares sold	203,094	588,134	$ 2,166,932	$ 7,107,623
Shares redeemed	(139,759)	(207,224)	(1,468,661)	(2,542,655)
Net increase (decrease)	63,335	380,910	$ 698,271	$ 4,564,968
Class C Shares sold	190,866	438,409	$ 1,953,657	$ 5,321,772
Shares redeemed	(238,617)	(163,047)	(2,414,646)	(1,979,745)
Net increase (decrease)	(47,751)	275,362	$ (460,989)	$ 3,342,027
Institutional Class Shares sold	8,398	63,574	$ 91,162	$ 753,492
Reinvestment of distributions	-	216	-	2,469
Shares redeemed	(14,466)	(36,090)	(157,964)	(424,575)
Net increase (decrease)	(6,068)	27,700	$ (66,802)	$ 331,386

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2

To elect the fourteen nominees specified below as Trustees.*

	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
PROPOSAL 2 - continued
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,775,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 4
To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	23,755,344.93	96.407
Against	186,010.62	0.755
Abstain	699,210.43	2.838
TOTAL	24,640,565.98	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	23,185,923.58	94.097
Against	557,399.52	2.262
Abstain	897,242.88	3.641
TOTAL	24,640,565.98	100.000
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	17,058,918.97	93.442
Against	371,161.05	2.034
Abstain	825,987.31	4.524
TOTAL	18,256,067.33	100.000
Broker Non-Votes	6,384,498.65

* Denotes trust-wide proposals and voting results.

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Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEURI-SANN-0601 134625
1.719688.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of the McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Intl Cap App - CL A	-10.98%	-25.97%	41.19%
Fidelity Adv Intl Cap App - CL A (incl. 5.75% sales charge)	-16.10%	-30.23%	33.07%
MSCI® AC World ex US	-8.37%	-17.22%	16.01%
International Funds Average	-9.48%	-18.18%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital InternationalSM  AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL A	-25.97%	10.39%
Fidelity Adv Intl Cap App - CL A (incl. 5.75% sales charge)	-30.23%	8.53%
MSCI AC World ex US	-17.22%	4.35%
International Funds Average	-18.18%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor International Capital Appreciation Fund - Class A on November 3, 1997, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $13,307 - a 33.07% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,601 - a 16.01% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL T	-11.06%	-26.08%	40.44%
Fidelity Adv Intl Cap App - CL T (incl. 3.50% sales charge)	-14.18%	-28.67%	35.52%
MSCI AC World ex US	-8.37%	-17.22%	16.01%
International Funds Average	-9.48%	-18.18%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL T	-26.08%	10.22%
Fidelity Adv Intl Cap App - CL T (incl. 3.50% sales charge)	-28.67%	9.10%
MSCI AC World ex US	-17.22%	4.35%
International Funds Average	-18.18%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class T on November 3, 1997, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $13,552 - a 35.52% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,601 - a 16.01% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL B	-11.29%	-26.48%	37.51%
Fidelity Adv Intl Cap App - CL B (incl. contingent deferred sales charge)	-15.62%	-30.07%	34.51%
MSCI AC World ex US	-8.37%	-17.22%	16.01%
International Funds Average	-9.48%	-18.18%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL B	-26.48%	9.56%
Fidelity Adv Intl Cap App - CL B (incl. contingent deferred sales charge)	-30.07%	8.87%
MSCI AC World ex US	-17.22%	4.35%
International Funds Average	-18.18%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class B on November 3, 1997, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $13,451 - a 34.51% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,601 - a 16.01% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL C	-11.30%	-26.45%	37.57%
Fidelity Adv Intl Cap App - CL C (incl. contingent deferred sales charge)	-12.17%	-27.16%	37.57%
MSCI AC World ex US	-8.37%	-17.22%	16.01%
International Funds Average	-9.48%	-18.18%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL C	-26.45%	9.57%
Fidelity Adv Intl Cap App - CL C (incl. contingent deferred sales charge)	-27.16%	9.57%
MSCI AC World ex US	-17.22%	4.35%
International Funds Average	-18.18%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class C on November 3, 1997, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $13,757 - a 37.57% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,601 - a 16.01% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE ® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund

Q. How did the fund perform, Kevin?

A. For the six-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -10.98%, -11.06%, -11.29% and -11.30%, respectively. These returns trailed the Morgan Stanley Capital International All Country World Index Free ex USA - which returned -8.37% during the period, as well as the international funds average, which returned -9.48% according to Lipper Inc. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -25.97%, -26.08%, -26.48% and -26.45%, respectively. The index and peer group returned -17.22% and -18.18%, respectively.

Q. Why did the fund underperform its index and peers during the six-month period?

Semiannual Report

Fund Talk: The Manager's Overview - continued

A. Quite simply, I held onto the fund's technology, media and telecommunications (TMT) positions for two months too long. The fundamentals for these stocks began to deteriorate as far back as May and June of last year, but the real collapse came during November and December. Unfortunately, I didn't anticipate the severity of the fourth-quarter downfall, and by the time I had changed my strategy in January the damage had been done.

Q. What were the details behind your strategy shift?

A. I basically re-engineered my technology approach and became more selective. Japanese technology stocks were among the hardest hit, and I sold off many of them, including the fund's stake in Furukawa Electric. I also reduced the fund's investments in European software companies such as SAP, Dimension Data and Baltimore Technologies and set my sights on cheaper tech companies that I felt could be beneficiaries of secular technology trends. One major theme I played was that of Western companies' outsourcing their manufacturing functions to companies in Taiwan. Companies such as Dell have gradually been turning to such Taiwanese firms as Advanced Semiconductor, Siliconware Precision and Quanta Computer for certain functions, and I added to the fund's position in each. The fund no longer held positions in Dimension Data and Baltimore Technologies at the end of the period.

Q. What types of defensive-oriented investments did you pursue?

A. I focused mainly on three areas: cyclical - or economically sensitive - stocks; financials; and food and drug companies. My cyclical strategy revolved mostly around European retail stocks, as I added to names such as U.K. department store chain Marks & Spencer - which I later sold off - and U.K. do-it-yourself chain Kingfisher. I also brought the fund's finance exposure up during the period, and several bank holdings fared well, including Credit Suisse and Bank of Ireland. The fund's food and drug stock positions included U.K. pharmaceutical giant GlaxoSmithKline and Japanese food and beverage distributor Yakult Honsha. Overall, the fund's investments in each of these areas contributed positively to performance.

Q. What was the story in Japan during this six-month stretch?

A. For most of the period, we continued to see a troubled economy and a government unwilling to take the steps necessary to turn things around. Japan's exporting business also was hindered by the global technology slowdown. We did see a slight glimmer of hope toward the end of the period, however, as Japan elected a new, reform-minded prime minister. By the end of April, I had increased the fund's exposure to Japan and our two biggest positions were Nikko Securities and Hitachi. I felt Nikko's trading volumes would increase with an uptick in consumer confidence, and Hitachi makes a terrific data storage product that is giving U.S.-based EMC a run for its money.

Q. Which other stocks performed well? Which proved disappointing?

A. The fund's best performer during the period was Castorama Dubois, a France-based do-it-yourself retail chain that benefited from positive home improvement trends. Other good performers during the period included Taiwanese brokerage company Yuanta Securities and Paris Miki, a Japanese eyewear retailer. Disappointments included Canadian networking giant Nortel Networks, Swedish telecom equipment manufacturer Ericsson and French Web-hosting company Integra, all of which suffered from a slowdown in demand. At the close of the period, the fund did not own positions in Castorama Dubois, Nortel Networks and Integra.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. As the period ended, it appeared as though central banks throughout Europe were poised to cut short-term interest rates to stimulate growth. At some point in the next six months, we should see economies begin to stabilize. As such, cyclically oriented industries such as paper and steel could get a nice boost. Within the TMT area, I'll remain selective and try to find names that I feel can sustain any upward momentum. As for Japan, I'll be monitoring the country's restructuring progress closely.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing in securities of foreign issuers

Start date: November 3, 1997

Size: as of April 30, 2001, more than $222 million

Manager: Kevin McCarey, since inception; joined Fidelity in 1985

3

Kevin McCarey discusses a post-TMT strategy:

"In the process of restructuring my approach to TMT stocks, one strategy that helped the fund was my focus on finding smaller- and medium-sized companies, particularly those with market capitalizations between $1 billion and $3 billion. Specifically, I looked for companies in which the management team had significant financial stakes and whose top priority would be delivering the best results for their shareholders.

"I felt these types of companies would be more inclined to focus on one or two areas of business, rather than being distracted by multiple lines of business. I also looked for companies that were gaining market share in their chosen industries, as well as those that had good cash flows to finance any growth initiatives.

"A great example of this strategy was Swedish Match, a leading tobacco company based in Sweden. Others included Neopost, a French firm that makes equipment that allows businesses to put stamps on packages and envelopes in an organized fashion, and Tandberg ASA, a Norwegian company specializing in televideo conferencing."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Nikko Securities Co. Ltd. (Japan, Diversified Financials)	3.8	3.7
Hitachi Ltd. (Japan, Electronic Equipment & Instruments)	2.1	0.0
Yuanta Securities Co. Ltd. (Taiwan, Diversified Financials)	2.1	0.0
Telefonaktiebolaget LM Ericsson AB (B Shares) (Sweden, Communications Equipment)	2.0	2.5
Credit Suisse Group (Reg.) (Switzerland, Banks)	2.0	2.4
	12.0
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.5	22.2
Information Technology	19.9	24.1
Consumer Discretionary	16.5	17.3
Consumer Staples	8.8	9.0
Health Care	5.5	1.5
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	21.8	17.0
United Kingdom	17.1	13.0
Taiwan	8.1	3.4
France	7.3	7.9
Germany	4.7	8.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 91.0%	Stocks 92.8%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 7.2%

Effective with this report, industry classifications follow the MSCI®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.6%
	Shares	Value (Note 1)
Australia - 0.8%
News Corp. Ltd. sponsored ADR	46,200	$ 1,774,080
Brazil - 1.6%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	149,300	3,590,665
Canada - 2.4%
Precision Drilling Corp. (a)	62,000	2,611,206
Suncor Energy, Inc.	97,800	2,739,826
TOTAL CANADA		5,351,032
Finland - 0.3%
Sonera Corp.	64,100	709,163
France - 7.3%
ActivCard SA (a)	140,200	1,794,560
BNP Paribas SA	35,300	3,138,080
Credit Lyonnais SA	26,900	1,037,680
Neopost SA (a)	113,600	2,721,220
NRJ Group	69,700	1,809,375
Pechiney SA Series A	14,900	783,903
Pernod-Ricard	16,300	1,130,155
TotalFinaElf SA Series B	25,800	3,855,552
TOTAL FRANCE		16,270,525
Germany - 2.3%
Deutsche Boerse AG	7,260	2,328,448
Deutsche Lufthansa AG (Reg.)	111,300	2,132,900
Preussag AG	19,700	661,361
TOTAL GERMANY		5,122,709
Greece - 0.3%
Cosmote Mobile Telecommunications SA	83,700	726,250
Hong Kong - 2.8%
ASM Pacific Technology Ltd.	910,000	1,557,680
Hong Kong Exchanges & Clearing Ltd.	1,262,000	2,257,299
Johnson Electric Holdings Ltd.	687,000	1,290,476
Li & Fung Ltd.	1	2
Television Broadcasts Ltd.	238,000	1,202,344
TOTAL HONG KONG		6,307,801
Ireland - 2.7%
Bank of Ireland, Inc.	399,200	3,828,580
Elan Corp. PLC sponsored ADR (a)	42,800	2,146,420
TOTAL IRELAND		5,975,000
Common Stocks - continued
	Shares	Value (Note 1)
Italy - 3.1%
Banca Nazionale del Lavoro (BNL)	589,100	$ 1,873,699
Luxottica Group Spa sponsored ADR	181,300	2,695,931
Telecom Italia Spa	206,300	2,287,318
TOTAL ITALY		6,856,948
Japan - 21.8%
Alps Electric Co. Ltd.	97,000	1,171,003
Daiwa Securities Group, Inc.	296,000	3,398,589
Fast Retailing Co. Ltd.	5,000	1,093,634
Fuji Heavy Industries Ltd.	326,000	2,403,567
Hitachi Ltd.	474,000	4,673,640
JAFCO Co. Ltd.	20,300	2,427,351
Kyocera Corp.	5,100	504,339
Mizuho Holdings, Inc.	373	2,327,943
Nidec Corp.	46,800	2,460,270
Nikko Securities Co. Ltd.	992,000	8,542,396
Nintendo Co. Ltd.	13,300	2,170,619
Paris Miki, Inc. (a)	93,500	3,067,260
Sanyo Electric Co. Ltd.	1,000	6,266
Seven Eleven Japan Co. Ltd.	22,000	1,084,366
Shinko Electric Industries Co. Ltd. (a)	150,600	3,482,996
Sumitomo Mitsui Banking Corp.	232,000	2,195,699
Sumitomo Trust & Banking Ltd.	10,000	68,808
TDK Corp.	34,400	2,025,638
Trans Cosmos, Inc.	26,500	1,277,915
Watami Food Service Co. Ltd.	18,385	749,375
Yakult Honsha Co. Ltd.	277,000	3,357,632
TOTAL JAPAN		48,489,306
Korea (South) - 3.1%
Kookmin Bank	290,300	3,438,631
Kookmin Credit Card Co. Ltd.	114,170	3,016,791
SK Telecom Co. Ltd.	2,600	447,152
TOTAL KOREA (SOUTH)		6,902,574
Mexico - 2.6%
Banacci SA de CV Series O	1,148,000	2,092,353
Grupo Televisa SA de CV sponsored GDR (a)	99,100	3,768,773
TOTAL MEXICO		5,861,126
Netherlands - 3.1%
ASM Lithography Holding NV (NY Shares) (a)	51,300	1,388,691
Hunter Douglas NV	15,400	408,520
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Koninklijke Ahold NV	103,170	$ 3,203,635
Vendex KBB NV	137,400	1,950,420
TOTAL NETHERLANDS		6,951,266
Norway - 0.8%
Tandberg ASA (a)	139,000	1,711,315
Singapore - 0.9%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	62,000	1,983,380
Spain - 0.8%
Banco Popular Espanol SA (Reg.)	50,200	1,792,187
Sweden - 4.5%
Electrolux AB (B Shares)	149,200	2,465,575
Swedish Match Co.	693,700	3,036,671
Telefonaktiebolaget LM Ericsson AB (B Shares)	695,800	4,480,952
TOTAL SWEDEN		9,983,198
Switzerland - 2.2%
Credit Suisse Group (Reg.)	23,500	4,380,943
The Swatch Group AG (Bearer)	450	498,156
TOTAL SWITZERLAND		4,879,099
Taiwan - 8.1%
Acer, Inc.	1,430,000	926,087
Advanced Semiconductor Engineering, Inc.	4,389,000	3,416,187
Fubon Securities Co. Ltd.	3,962,000	1,963,533
Mosel Vitelic, Inc.	1,275,000	914,868
Polaris Securities Co. Ltd. (a)	1,661,000	757,525
Quanta Computer, Inc.	504,000	1,685,619
Siliconware Precision Industries Co. Ltd.	4,876,000	3,795,245
Yuanta Securities Co. Ltd.	6,053,000	4,600,943
TOTAL TAIWAN		18,060,007
United Kingdom - 17.1%
3i Group PLC	33,300	599,466
Amdocs Ltd. (a)	43,400	2,556,260
Amvescap PLC	66,500	1,239,003
Autonomy Corp. PLC (a)	374,300	3,165,534
Boots Co. PLC	250,600	2,214,408
Carlton Communications PLC	346,500	2,117,243
GlaxoSmithKline PLC (a)	156,600	4,194,531
Hilton Group PLC	713,500	2,269,214
J.D. Wetherspoon PLC	202,500	1,121,439
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Kingfisher PLC	617,100	$ 3,973,815
Lloyds TSB Group PLC	243,700	2,533,558
Shire Pharmaceuticals Group PLC sponsored ADR (a)	61,100	3,048,890
Signet Group PLC	2,073,200	2,239,896
Somerfield PLC	1,601,600	2,183,025
Vodafone Group PLC	955,200	2,898,083
W.H. Smith PLC	133,300	937,548
Whitbread Holdings PLC	100,600	798,970
TOTAL UNITED KINGDOM		38,090,883
United States of America - 0.0%
Reliant Resources, Inc.	1,000	30,000
TOTAL COMMON STOCKS (Cost $193,959,597)		197,418,514
Nonconvertible Preferred Stocks - 2.4%

Germany - 2.4%
Henkel Kgaa	16,200	1,020,457
SAP AG	5,400	870,480
Wella AG	82,200	3,391,145
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,155,695)		5,282,082
Cash Equivalents - 22.3%

Fidelity Cash Central Fund, 4.70% (b)	32,626,241	32,626,241
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	16,956,270	16,956,270
TOTAL CASH EQUIVALENTS (Cost $49,582,511)		49,582,511
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $247,697,803)		252,283,107
NET OTHER ASSETS - (13.3)%		(29,523,762)
NET ASSETS - 100%		$ 222,759,345
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost
of investment securities for income tax purposes was $249,236,765. Net unrealized appreciation aggregated $3,046,342, of which $45,888,698 related to appreciated investment securities and $42,842,356 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $23,648,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,998,556) (cost $247,697,803) - See accompanying schedule		$ 252,283,107
Foreign currency held at value (cost $79,811)		79,883
Receivable for investments sold		3,762,652
Receivable for fund shares sold		35,531
Dividends receivable		788,635
Interest receivable		59,631
Other receivables		25,421
Total assets		257,034,860
Liabilities
Payable to custodian bank	$ 769,932
Payable for investments purchased	14,881,742
Payable for fund shares redeemed	1,301,453
Accrued management fee	122,182
Distribution fees payable	114,857
Other payables and accrued expenses	129,079
Collateral on securities loaned, at value	16,956,270
Total liabilities		34,275,515
Net Assets		$ 222,759,345
Net Assets consist of:
Paid in capital		$ 292,599,691
Distributions in excess of net investment income		(6,939,123)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,395,115)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,493,892
Net Assets		$ 222,759,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,528,364 ÷ 1,026,285 shares)	$13.18
Maximum offering price per share (100/94.25 of $13.18)	$13.98
Class T: Net Asset Value and redemption price per share ($117,713,603 ÷ 8,941,810 shares)	$13.16
Maximum offering price per share (100/96.50 of $13.16)	$13.64
Class B: Net Asset Value and offering price per share ($43,852,936 ÷ 3,385,748 shares) A	$12.95
Class C: Net Asset Value and offering price per share ($39,112,843 ÷ 3,024,353 shares) A	$12.93
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,551,599 ÷ 645,431 shares)	$13.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 1,265,049
Interest		412,541
Security lending		50,278
		1,727,868
Less foreign taxes withheld		(171,886)
Total income		1,555,982
Expenses
Management fee	$ 849,393
Transfer agent fees	412,362
Distribution fees	757,989
Accounting and security lending fees	70,979
Non-interested trustees' compensation	447
Custodian fees and expenses	110,881
Registration fees	49,327
Audit	22,970
Legal	3,531
Reports to shareholders	55,030
Miscellaneous	1,741
Total expenses before reductions	2,334,650
Expense reductions	(115,545)	2,219,105
Net investment income (loss)		(663,123)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(42,998,074)
Foreign currency transactions	(177,679)	(43,175,753)
Change in net unrealized appreciation (depreciation) on:
Investment securities	15,645,617
Assets and liabilities in foreign currencies	(78,388)	15,567,229
Net gain (loss)		(27,608,524)
Net increase (decrease) in net assets resulting from operations		$ (28,271,647)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (663,123)	$ (1,176,109)
Net realized gain (loss)	(43,175,753)	(21,134,678)
Change in net unrealized appreciation (depreciation)	15,567,229	(21,012,423)
Net increase (decrease) in net assets resulting from operations	(28,271,647)	(43,323,210)
Distributions to shareholders From net investment income	(458,799)	-
In excess of net investment income	(6,276,000)	(54,984)
From net realized gain	-	(3,820,036)
Total distributions	(6,734,799)	(3,875,020)
Share transactions - net increase (decrease)	(6,035,704)	237,287,811
Total increase (decrease) in net assets	(41,042,150)	190,089,581
Net Assets
Beginning of period	263,801,495	73,711,914
End of period (including under (over) distribution of net investment income of $(6,939,123) and $1,608,803, respectively)	$ 222,759,345	$ 263,801,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 15.06	$ 10.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03)	(.01)	(.00)
Net realized and unrealized gain (loss)	(1.62)	.88 H	5.00	.07
Total from investment operations	(1.64)	.85	4.99	.07
Less Distributions
From net investment income	(.03)	-	-	-
In excess of net investment income	(.41)	(.02) I	-	-
From net realized gain	-	(.63) I	-	-
Total distributions	(.44)	(.65)	-	-
Net asset value, end of period	$ 13.18	$ 15.26	$ 15.06	$ 10.07
Total Return B, C	(10.98)%	5.31%	49.55%	0.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,528	$ 15,348	$ 3,407	$ 860
Ratio of expenses to average net assets	1.70% A, F	1.55%	1.72% F	2.06% A, F
Ratio of expenses to average net assets after expense reductions	1.60% A, G	1.50% G	1.67% G	2.06% A
Ratio of net investment income (loss) to average net assets	(.24)% A	(.16)%	(.06)%	.03% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 15.02	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.06)	(.04)	(.03)
Net realized and unrealized gain (loss)	(1.62)	.88 H	5.02	.07
Total from investment operations	(1.65)	.82	4.98	.04
Less Distributions
From net investment income	(.03)	-	-	-
In excess of net investment income	(.37)	(.01) I	-	-
From net realized gain	-	(.62) I	-	-
Total distributions	(.40)	(.63)	-	-
Net asset value, end of period	$ 13.16	$ 15.21	$ 15.02	$ 10.04
Total Return B, C	(11.06)%	5.13%	49.60%	0.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 117,714	$ 145,721	$ 44,233	$ 12,117
Ratio of expenses to average net assets	1.87% A	1.72%	1.97% F	2.31% A, F
Ratio of expenses to average net assets after expense reductions	1.78% A, G	1.67% G	1.92% G	2.31% A
Ratio of net investment income (loss) to average net assets	(.42)% A	(.33)%	(.31)%	(.24)% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 14.82	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.06)	(.16)	(.10)	(.07)
Net realized and unrealized gain (loss)	(1.60)	.89 H	4.93	.06
Total from investment operations	(1.66)	.73	4.83	(.01)
Less Distributions
From net investment income	(.02)	-	-	-
In excess of net investment income	(.33)	(.01) I	-	-
From net realized gain	-	(.58) I	-	-
Total distributions	(.35)	(.59)	-	-
Net asset value, end of period	$ 12.95	$ 14.96	$ 14.82	$ 9.99
Total Return B, C	(11.29)%	4.60%	48.35%	(0.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 43,853	$ 49,140	$ 11,098	$ 4,047
Ratio of expenses to average net assets	2.45% A, F	2.30%	2.47% F	2.81% A, F
Ratio of expenses to average net assets after expense reductions	2.35% A, G	2.26% G	2.42% G	2.81% A
Ratio of net investment income (loss) to average net assets	(.99)% A	(.92)%	(.81)%	(.70)% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 14.83	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.06)	(.15)	(.10)	(.08)
Net realized and unrealized gain (loss)	(1.60)	.88 H	4.95	.06
Total from investment operations	(1.66)	.73	4.85	(.02)
Less Distributions
From net investment income	(.03)	-	-	-
In excess of net investment income	(.34)	(.01) I	-	-
From net realized gain	-	(.59) I	-	-
Total distributions	(.37)	(.60)	-	-
Net asset value, end of period	$ 12.93	$ 14.96	$ 14.83	$ 9.98
Total Return B, C	(11.30)%	4.59%	48.60%	(0.20)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 39,113	$ 44,041	$ 7,874	$ 2,217
Ratio of expenses to average net assets	2.40% A	2.25%	2.47% F	2.81% A, F
Ratio of expenses to average net assets after expense reductions	2.31% A, G	2.21% G	2.42% G	2.81% A
Ratio of net investment income (loss) to average net assets	(.94)% A	(.86)%	(.81)%	(.75)% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.35	$ 15.09	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income D	.02	.04	.02	.04
Net realized and unrealized gain (loss)	(1.63)	.88 H	4.98	.05
Total from investment operations	(1.61)	.92	5.00	.09
Less Distributions
From net investment income	(.03)	-	-	-
In excess of net investment income	(.46)	(.03) I	-	-
From net realized gain	-	(.63) I	-	-
Total distributions	(.49)	(.66)	-	-
Net asset value, end of period	$ 13.25	$ 15.35	$ 15.09	$ 10.09
Total Return B, C	(10.74)%	5.78%	49.55%	0.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,552	$ 9,551	$ 7,099	$ 4,682
Ratio of expenses to average net assets	1.20% A	1.15%	1.47% F	1.81% A, F
Ratio of expenses to average net assets after expense reductions	1.11% A, G	1.10% G	1.42% G	1.81% A
Ratio of net investment income to average net assets	.26% A	.24%	.19%	.34% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. At the end of the period, certain securities including Japanese securities were valued in this manner. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $343,181,579 and $358,098,153, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 17,780	$ 106
Class T	312,280	5,175
Class B	227,281	171,055
Class C	200,648	113,501
	$ 757,989	$ 289,837

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 24,169	$ 6,612
Class T	72,996	19,878
Class B	56,200	56,200*
Class C	10,591	10,591*
	$ 163,956	$ 93,281

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 30,071	.43*
Class T	207,488	.34*
Class B	97,412	.44*
Class C	69,617	.36*
Institutional Class	7,774	.18*
	$ 412,362

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities. Cash collateral includes amounts received for unsettled security loans.

7. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.70%	$ 987
Class B	2.45%	8,644
		$ 9,631

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $105,914 under this arrangement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2001	Year ended October 31, 2000
Class A	$ 30,390	$ -
Class T	254,158	-
Class B	79,294	-
Class C	73,846	-
Institutional Class	21,111	-
Total	$ 458,799	$ -
In excess of net investment income
Class A	$ 415,714	$ 4,983
Class T	3,476,669	26,087
Class B	1,084,683	5,868
Class C	1,010,159	4,607
Institutional Class	288,775	13,439
Total	$ 6,276,000	$ 54,984
From net realized gain
Class A	$ -	$ 185,477
Class T	-	2,368,340
Class B	-	532,713
Class C	-	418,246
Institutional Class	-	315,260
Total	$ -	$ 3,820,036
	$ 6,734,799	$ 3,875,020

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	678,790	1,298,390	$ 8,938,319	$ 24,276,500
Reinvestment of distributions	28,496	11,029	408,926	182,210
Shares redeemed	(686,727)	(529,938)	(9,044,664)	(9,521,477)
Net increase (decrease)	20,559	779,481	$ 302,581	$ 14,937,233
Class T Shares sold	4,067,640	10,643,173	$ 54,935,739	$ 198,331,205
Reinvestment of distributions	247,431	139,588	3,548,151	2,301,807
Shares redeemed	(4,954,816)	(4,147,046)	(67,669,228)	(73,453,339)
Net increase (decrease)	(639,745)	6,635,715	$ (9,185,338)	$ 127,179,673
Class B Shares sold	513,702	3,121,970	$ 6,939,220	$ 58,110,416
Reinvestment of distributions	71,676	27,962	1,013,495	455,782
Shares redeemed	(484,524)	(613,723)	(6,472,732)	(10,750,739)
Net increase (decrease)	100,854	2,536,209	$ 1,479,983	$ 47,815,459
Class C Shares sold	713,875	3,154,880	$ 9,598,742	$ 58,126,678
Reinvestment of distributions	65,993	23,657	931,826	385,612
Shares redeemed	(699,937)	(765,264)	(9,447,655)	(13,960,952)
Net increase (decrease)	79,931	2,413,273	$ 1,082,913	$ 44,551,338
Institutional Class Shares sold	506,458	318,946	$ 7,097,524	$ 5,848,714
Reinvestment of distributions	18,705	18,789	269,167	310,963
Shares redeemed	(502,068)	(185,886)	(7,082,534)	(3,355,569)
Net increase (decrease)	23,095	151,849	$ 284,157	$ 2,804,108

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 4
To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	185,768,490.53	95.545
Against	1,441,509.56	0.741
Abstain	7,220,955.85	3.714
TOTAL	194,430,955.94	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	181,809,803.90	93.509
Against	3,853,014.37	1.981
Abstain	8,768,137.67	4.510
TOTAL	194,430,955.940	100.000
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	108,765,282.99	90.672
Against	3,474,319.00	2.896
Abstain	7,715,595.12	6.432
TOTAL	119,955,197.11	100.000
Broker Non-Votes	74,475,758.83

* Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard Spillane, Jr., Vice President

Kevin McCarey, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos*

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AICAP-SANN-0601 134518
1.703428.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of the McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund -
Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Intl Cap App - Inst CL	-10.74%	-25.58%	42.48%
MSCI® AC World ex US	-8.37%	-17.22%	16.01%
International Funds Average	-9.48%	-18.18%	n/a *

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital InternationalSM  AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - Inst CL	-25.58%	10.68%
MSCI AC World ex US	-17.22%	4.35%
International Funds Average	-18.18%	n/a *

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor International Capital Appreciation Fund - Institutional Class on November 3, 1997, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $14,248 - a 42.48% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,601 - a 16.01% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE ® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund

Q. How did the fund perform, Kevin?

A. For the six-month period that ended April 30, 2001, the fund's Institutional Class shares returned -10.74%. This trailed the Morgan Stanley Capital International All Country World Index Free ex USA - which returned -8.37% during the period, as well as the international funds average, which returned -9.48% according to Lipper Inc. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares returned -25.58%. The index and peer group returned -17.22% and -18.18%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund underperform its index and peers during the six-month period?

A. Quite simply, I held onto the fund's technology, media and telecommunications (TMT) positions for two months too long. The fundamentals for these stocks began to deteriorate as far back as May and June of last year, but the real collapse came during November and December. Unfortunately, I didn't anticipate the severity of the fourth-quarter downfall, and by the time I had changed my strategy in January the damage had been done.

Q. What were the details behind your strategy shift?

A. I basically re-engineered my technology approach and became more selective. Japanese technology stocks were among the hardest hit, and I sold off many of them, including the fund's stake in Furukawa Electric. I also reduced the fund's investments in European software companies such as SAP, Dimension Data and Baltimore Technologies and set my sights on cheaper tech companies that I felt could be beneficiaries of secular technology trends. One major theme I played was that of Western companies' outsourcing their manufacturing functions to companies in Taiwan. Companies such as Dell have gradually been turning to such Taiwanese firms as Advanced Semiconductor, Siliconware Precision and Quanta Computer for certain functions, and I added to the fund's position in each. The fund no longer held positions in Dimension Data and Baltimore Technologies at the end of the period.

Q. What types of defensive-oriented investments did you pursue?

A. I focused mainly on three areas: cyclical - or economically sensitive - stocks; financials; and food and drug companies. My cyclical strategy revolved mostly around European retail stocks, as I added to names such as U.K. department store chain Marks & Spencer - which I later sold off - and U.K. do-it-yourself chain Kingfisher. I also brought the fund's finance exposure up during the period, and several bank holdings fared well, including Credit Suisse and Bank of Ireland. The fund's food and drug stock positions included U.K. pharmaceutical giant GlaxoSmithKline and Japanese food and beverage distributor Yakult Honsha. Overall, the fund's investments in each of these areas contributed positively to performance.

Q. What was the story in Japan during this six-month stretch?

A. For most of the period, we continued to see a troubled economy and a government unwilling to take the steps necessary to turn things around. Japan's exporting business also was hindered by the global technology slowdown. We did see a slight glimmer of hope toward the end of the period, however, as Japan elected a new, reform-minded prime minister. By the end of April, I had increased the fund's exposure to Japan and our two biggest positions were Nikko Securities and Hitachi. I felt Nikko's trading volumes would increase with an uptick in consumer confidence, and Hitachi makes a terrific data storage product that is giving U.S.-based EMC a run for its money.

Q. Which other stocks performed well? Which proved disappointing?

A. The fund's best performer during the period was Castorama Dubois, a France-based do-it-yourself retail chain that benefited from positive home improvement trends. Other good performers during the period included Taiwanese brokerage company Yuanta Securities and Paris Miki, a Japanese eyewear retailer. Disappointments included Canadian networking giant Nortel Networks, Swedish telecom equipment manufacturer Ericsson and French Web-hosting company Integra, all of which suffered from a slowdown in demand. At the close of the period, the fund did not own positions in Castorama Dubois, Nortel Networks and Integra.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. As the period ended, it appeared as though central banks throughout Europe were poised to cut short-term interest rates to stimulate growth. At some point in the next six months, we should see economies begin to stabilize. As such, cyclically oriented industries such as paper and steel could get a nice boost. Within the TMT area, I'll remain selective and try to find names that I feel can sustain any upward momentum. As for Japan, I'll be monitoring the country's restructuring progress closely.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing in securities of foreign issuers

Start date: November 3, 1997

Size: as of April 30, 2001, more than $222 million

Manager: Kevin McCarey, since inception; joined Fidelity in 1985

3

Kevin McCarey discusses a post-TMT strategy:

"In the process of restructuring my approach to TMT stocks, one strategy that helped the fund was my focus on finding smaller- and medium-sized companies, particularly those with market capitalizations between $1 billion and $3 billion. Specifically, I looked for companies in which the management team had significant financial stakes and whose top priority would be delivering the best results for their shareholders.

"I felt these types of companies would be more inclined to focus on one or two areas of business, rather than being distracted by multiple lines of business. I also looked for companies that were gaining market share in their chosen industries, as well as those that had good cash flows to finance any growth initiatives.

"A great example of this strategy was Swedish Match, a leading tobacco company based in Sweden. Others included Neopost, a French firm that makes equipment that allows businesses to put stamps on packages and envelopes in an organized fashion, and Tandberg ASA, a Norwegian company specializing in televideo conferencing."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Nikko Securities Co. Ltd. (Japan, Diversified Financials)	3.8	3.7
Hitachi Ltd. (Japan, Electronic Equipment & Instruments)	2.1	0.0
Yuanta Securities Co. Ltd. (Taiwan, Diversified Financials)	2.1	0.0
Telefonaktiebolaget LM Ericsson AB (B Shares) (Sweden, Communications Equipment)	2.0	2.5
Credit Suisse Group (Reg.) (Switzerland, Banks)	2.0	2.4
	12.0
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.5	22.2
Information Technology	19.9	24.1
Consumer Discretionary	16.5	17.3
Consumer Staples	8.8	9.0
Health Care	5.5	1.5
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	21.8	17.0
United Kingdom	17.1	13.0
Taiwan	8.1	3.4
France	7.3	7.9
Germany	4.7	8.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 91.0%	Stocks 92.8%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 7.2%

Effective with this report, industry classifications follow the MSCI®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.6%
	Shares	Value (Note 1)
Australia - 0.8%
News Corp. Ltd. sponsored ADR	46,200	$ 1,774,080
Brazil - 1.6%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	149,300	3,590,665
Canada - 2.4%
Precision Drilling Corp. (a)	62,000	2,611,206
Suncor Energy, Inc.	97,800	2,739,826
TOTAL CANADA		5,351,032
Finland - 0.3%
Sonera Corp.	64,100	709,163
France - 7.3%
ActivCard SA (a)	140,200	1,794,560
BNP Paribas SA	35,300	3,138,080
Credit Lyonnais SA	26,900	1,037,680
Neopost SA (a)	113,600	2,721,220
NRJ Group	69,700	1,809,375
Pechiney SA Series A	14,900	783,903
Pernod-Ricard	16,300	1,130,155
TotalFinaElf SA Series B	25,800	3,855,552
TOTAL FRANCE		16,270,525
Germany - 2.3%
Deutsche Boerse AG	7,260	2,328,448
Deutsche Lufthansa AG (Reg.)	111,300	2,132,900
Preussag AG	19,700	661,361
TOTAL GERMANY		5,122,709
Greece - 0.3%
Cosmote Mobile Telecommunications SA	83,700	726,250
Hong Kong - 2.8%
ASM Pacific Technology Ltd.	910,000	1,557,680
Hong Kong Exchanges & Clearing Ltd.	1,262,000	2,257,299
Johnson Electric Holdings Ltd.	687,000	1,290,476
Li & Fung Ltd.	1	2
Television Broadcasts Ltd.	238,000	1,202,344
TOTAL HONG KONG		6,307,801
Ireland - 2.7%
Bank of Ireland, Inc.	399,200	3,828,580
Elan Corp. PLC sponsored ADR (a)	42,800	2,146,420
TOTAL IRELAND		5,975,000
Common Stocks - continued
	Shares	Value (Note 1)
Italy - 3.1%
Banca Nazionale del Lavoro (BNL)	589,100	$ 1,873,699
Luxottica Group Spa sponsored ADR	181,300	2,695,931
Telecom Italia Spa	206,300	2,287,318
TOTAL ITALY		6,856,948
Japan - 21.8%
Alps Electric Co. Ltd.	97,000	1,171,003
Daiwa Securities Group, Inc.	296,000	3,398,589
Fast Retailing Co. Ltd.	5,000	1,093,634
Fuji Heavy Industries Ltd.	326,000	2,403,567
Hitachi Ltd.	474,000	4,673,640
JAFCO Co. Ltd.	20,300	2,427,351
Kyocera Corp.	5,100	504,339
Mizuho Holdings, Inc.	373	2,327,943
Nidec Corp.	46,800	2,460,270
Nikko Securities Co. Ltd.	992,000	8,542,396
Nintendo Co. Ltd.	13,300	2,170,619
Paris Miki, Inc. (a)	93,500	3,067,260
Sanyo Electric Co. Ltd.	1,000	6,266
Seven Eleven Japan Co. Ltd.	22,000	1,084,366
Shinko Electric Industries Co. Ltd. (a)	150,600	3,482,996
Sumitomo Mitsui Banking Corp.	232,000	2,195,699
Sumitomo Trust & Banking Ltd.	10,000	68,808
TDK Corp.	34,400	2,025,638
Trans Cosmos, Inc.	26,500	1,277,915
Watami Food Service Co. Ltd.	18,385	749,375
Yakult Honsha Co. Ltd.	277,000	3,357,632
TOTAL JAPAN		48,489,306
Korea (South) - 3.1%
Kookmin Bank	290,300	3,438,631
Kookmin Credit Card Co. Ltd.	114,170	3,016,791
SK Telecom Co. Ltd.	2,600	447,152
TOTAL KOREA (SOUTH)		6,902,574
Mexico - 2.6%
Banacci SA de CV Series O	1,148,000	2,092,353
Grupo Televisa SA de CV sponsored GDR (a)	99,100	3,768,773
TOTAL MEXICO		5,861,126
Netherlands - 3.1%
ASM Lithography Holding NV (NY Shares) (a)	51,300	1,388,691
Hunter Douglas NV	15,400	408,520
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Koninklijke Ahold NV	103,170	$ 3,203,635
Vendex KBB NV	137,400	1,950,420
TOTAL NETHERLANDS		6,951,266
Norway - 0.8%
Tandberg ASA (a)	139,000	1,711,315
Singapore - 0.9%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	62,000	1,983,380
Spain - 0.8%
Banco Popular Espanol SA (Reg.)	50,200	1,792,187
Sweden - 4.5%
Electrolux AB (B Shares)	149,200	2,465,575
Swedish Match Co.	693,700	3,036,671
Telefonaktiebolaget LM Ericsson AB (B Shares)	695,800	4,480,952
TOTAL SWEDEN		9,983,198
Switzerland - 2.2%
Credit Suisse Group (Reg.)	23,500	4,380,943
The Swatch Group AG (Bearer)	450	498,156
TOTAL SWITZERLAND		4,879,099
Taiwan - 8.1%
Acer, Inc.	1,430,000	926,087
Advanced Semiconductor Engineering, Inc.	4,389,000	3,416,187
Fubon Securities Co. Ltd.	3,962,000	1,963,533
Mosel Vitelic, Inc.	1,275,000	914,868
Polaris Securities Co. Ltd. (a)	1,661,000	757,525
Quanta Computer, Inc.	504,000	1,685,619
Siliconware Precision Industries Co. Ltd.	4,876,000	3,795,245
Yuanta Securities Co. Ltd.	6,053,000	4,600,943
TOTAL TAIWAN		18,060,007
United Kingdom - 17.1%
3i Group PLC	33,300	599,466
Amdocs Ltd. (a)	43,400	2,556,260
Amvescap PLC	66,500	1,239,003
Autonomy Corp. PLC (a)	374,300	3,165,534
Boots Co. PLC	250,600	2,214,408
Carlton Communications PLC	346,500	2,117,243
GlaxoSmithKline PLC (a)	156,600	4,194,531
Hilton Group PLC	713,500	2,269,214
J.D. Wetherspoon PLC	202,500	1,121,439
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Kingfisher PLC	617,100	$ 3,973,815
Lloyds TSB Group PLC	243,700	2,533,558
Shire Pharmaceuticals Group PLC sponsored ADR (a)	61,100	3,048,890
Signet Group PLC	2,073,200	2,239,896
Somerfield PLC	1,601,600	2,183,025
Vodafone Group PLC	955,200	2,898,083
W.H. Smith PLC	133,300	937,548
Whitbread Holdings PLC	100,600	798,970
TOTAL UNITED KINGDOM		38,090,883
United States of America - 0.0%
Reliant Resources, Inc.	1,000	30,000
TOTAL COMMON STOCKS (Cost $193,959,597)		197,418,514
Nonconvertible Preferred Stocks - 2.4%

Germany - 2.4%
Henkel Kgaa	16,200	1,020,457
SAP AG	5,400	870,480
Wella AG	82,200	3,391,145
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,155,695)		5,282,082
Cash Equivalents - 22.3%

Fidelity Cash Central Fund, 4.70% (b)	32,626,241	32,626,241
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	16,956,270	16,956,270
TOTAL CASH EQUIVALENTS (Cost $49,582,511)		49,582,511
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $247,697,803)		252,283,107
NET OTHER ASSETS - (13.3)%		(29,523,762)
NET ASSETS - 100%		$ 222,759,345
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost
of investment securities for income tax purposes was $249,236,765. Net unrealized appreciation aggregated $3,046,342, of which $45,888,698 related to appreciated investment securities and $42,842,356 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $23,648,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,998,556) (cost $247,697,803) - See accompanying schedule		$ 252,283,107
Foreign currency held at value (cost $79,811)		79,883
Receivable for investments sold		3,762,652
Receivable for fund shares sold		35,531
Dividends receivable		788,635
Interest receivable		59,631
Other receivables		25,421
Total assets		257,034,860
Liabilities
Payable to custodian bank	$ 769,932
Payable for investments purchased	14,881,742
Payable for fund shares redeemed	1,301,453
Accrued management fee	122,182
Distribution fees payable	114,857
Other payables and accrued expenses	129,079
Collateral on securities loaned, at value	16,956,270
Total liabilities		34,275,515
Net Assets		$ 222,759,345
Net Assets consist of:
Paid in capital		$ 292,599,691
Distributions in excess of net investment income		(6,939,123)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,395,115)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,493,892
Net Assets		$ 222,759,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,528,364 ÷ 1,026,285 shares)	$13.18
Maximum offering price per share (100/94.25 of $13.18)	$13.98
Class T: Net Asset Value and redemption price per share ($117,713,603 ÷ 8,941,810 shares)	$13.16
Maximum offering price per share (100/96.50 of $13.16)	$13.64
Class B: Net Asset Value and offering price per share ($43,852,936 ÷ 3,385,748 shares) A	$12.95
Class C: Net Asset Value and offering price per share ($39,112,843 ÷ 3,024,353 shares) A	$12.93
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,551,599 ÷ 645,431 shares)	$13.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 1,265,049
Interest		412,541
Security lending		50,278
		1,727,868
Less foreign taxes withheld		(171,886)
Total income		1,555,982
Expenses
Management fee	$ 849,393
Transfer agent fees	412,362
Distribution fees	757,989
Accounting and security lending fees	70,979
Non-interested trustees' compensation	447
Custodian fees and expenses	110,881
Registration fees	49,327
Audit	22,970
Legal	3,531
Reports to shareholders	55,030
Miscellaneous	1,741
Total expenses before reductions	2,334,650
Expense reductions	(115,545)	2,219,105
Net investment income (loss)		(663,123)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(42,998,074)
Foreign currency transactions	(177,679)	(43,175,753)
Change in net unrealized appreciation (depreciation) on:
Investment securities	15,645,617
Assets and liabilities in foreign currencies	(78,388)	15,567,229
Net gain (loss)		(27,608,524)
Net increase (decrease) in net assets resulting from operations		$ (28,271,647)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (663,123)	$ (1,176,109)
Net realized gain (loss)	(43,175,753)	(21,134,678)
Change in net unrealized appreciation (depreciation)	15,567,229	(21,012,423)
Net increase (decrease) in net assets resulting from operations	(28,271,647)	(43,323,210)
Distributions to shareholders From net investment income	(458,799)	-
In excess of net investment income	(6,276,000)	(54,984)
From net realized gain	-	(3,820,036)
Total distributions	(6,734,799)	(3,875,020)
Share transactions - net increase (decrease)	(6,035,704)	237,287,811
Total increase (decrease) in net assets	(41,042,150)	190,089,581
Net Assets
Beginning of period	263,801,495	73,711,914
End of period (including under (over) distribution of net investment income of $(6,939,123) and $1,608,803, respectively)	$ 222,759,345	$ 263,801,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 15.06	$ 10.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03)	(.01)	(.00)
Net realized and unrealized gain (loss)	(1.62)	.88 H	5.00	.07
Total from investment operations	(1.64)	.85	4.99	.07
Less Distributions
From net investment income	(.03)	-	-	-
In excess of net investment income	(.41)	(.02) I	-	-
From net realized gain	-	(.63) I	-	-
Total distributions	(.44)	(.65)	-	-
Net asset value, end of period	$ 13.18	$ 15.26	$ 15.06	$ 10.07
Total Return B, C	(10.98)%	5.31%	49.55%	0.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,528	$ 15,348	$ 3,407	$ 860
Ratio of expenses to average net assets	1.70% A, F	1.55%	1.72% F	2.06% A, F
Ratio of expenses to average net assets after expense reductions	1.60% A, G	1.50% G	1.67% G	2.06% A
Ratio of net investment income (loss) to average net assets	(.24)% A	(.16)%	(.06)%	.03% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 15.02	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.06)	(.04)	(.03)
Net realized and unrealized gain (loss)	(1.62)	.88 H	5.02	.07
Total from investment operations	(1.65)	.82	4.98	.04
Less Distributions
From net investment income	(.03)	-	-	-
In excess of net investment income	(.37)	(.01) I	-	-
From net realized gain	-	(.62) I	-	-
Total distributions	(.40)	(.63)	-	-
Net asset value, end of period	$ 13.16	$ 15.21	$ 15.02	$ 10.04
Total Return B, C	(11.06)%	5.13%	49.60%	0.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 117,714	$ 145,721	$ 44,233	$ 12,117
Ratio of expenses to average net assets	1.87% A	1.72%	1.97% F	2.31% A, F
Ratio of expenses to average net assets after expense reductions	1.78% A, G	1.67% G	1.92% G	2.31% A
Ratio of net investment income (loss) to average net assets	(.42)% A	(.33)%	(.31)%	(.24)% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 14.82	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.06)	(.16)	(.10)	(.07)
Net realized and unrealized gain (loss)	(1.60)	.89 H	4.93	.06
Total from investment operations	(1.66)	.73	4.83	(.01)
Less Distributions
From net investment income	(.02)	-	-	-
In excess of net investment income	(.33)	(.01) I	-	-
From net realized gain	-	(.58) I	-	-
Total distributions	(.35)	(.59)	-	-
Net asset value, end of period	$ 12.95	$ 14.96	$ 14.82	$ 9.99
Total Return B, C	(11.29)%	4.60%	48.35%	(0.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 43,853	$ 49,140	$ 11,098	$ 4,047
Ratio of expenses to average net assets	2.45% A, F	2.30%	2.47% F	2.81% A, F
Ratio of expenses to average net assets after expense reductions	2.35% A, G	2.26% G	2.42% G	2.81% A
Ratio of net investment income (loss) to average net assets	(.99)% A	(.92)%	(.81)%	(.70)% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 14.83	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.06)	(.15)	(.10)	(.08)
Net realized and unrealized gain (loss)	(1.60)	.88 H	4.95	.06
Total from investment operations	(1.66)	.73	4.85	(.02)
Less Distributions
From net investment income	(.03)	-	-	-
In excess of net investment income	(.34)	(.01) I	-	-
From net realized gain	-	(.59) I	-	-
Total distributions	(.37)	(.60)	-	-
Net asset value, end of period	$ 12.93	$ 14.96	$ 14.83	$ 9.98
Total Return B, C	(11.30)%	4.59%	48.60%	(0.20)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 39,113	$ 44,041	$ 7,874	$ 2,217
Ratio of expenses to average net assets	2.40% A	2.25%	2.47% F	2.81% A, F
Ratio of expenses to average net assets after expense reductions	2.31% A, G	2.21% G	2.42% G	2.81% A
Ratio of net investment income (loss) to average net assets	(.94)% A	(.86)%	(.81)%	(.75)% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.35	$ 15.09	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income D	.02	.04	.02	.04
Net realized and unrealized gain (loss)	(1.63)	.88 H	4.98	.05
Total from investment operations	(1.61)	.92	5.00	.09
Less Distributions
From net investment income	(.03)	-	-	-
In excess of net investment income	(.46)	(.03) I	-	-
From net realized gain	-	(.63) I	-	-
Total distributions	(.49)	(.66)	-	-
Net asset value, end of period	$ 13.25	$ 15.35	$ 15.09	$ 10.09
Total Return B, C	(10.74)%	5.78%	49.55%	0.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,552	$ 9,551	$ 7,099	$ 4,682
Ratio of expenses to average net assets	1.20% A	1.15%	1.47% F	1.81% A, F
Ratio of expenses to average net assets after expense reductions	1.11% A, G	1.10% G	1.42% G	1.81% A
Ratio of net investment income to average net assets	.26% A	.24%	.19%	.34% A
Portfolio turnover rate	323% A	308%	218%	199% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of operations) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

I The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. At the end of the period, certain securities including Japanese securities were valued in this manner. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $343,181,579 and $358,098,153, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 17,780	$ 106
Class T	312,280	5,175
Class B	227,281	171,055
Class C	200,648	113,501
	$ 757,989	$ 289,837

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 24,169	$ 6,612
Class T	72,996	19,878
Class B	56,200	56,200*
Class C	10,591	10,591*
	$ 163,956	$ 93,281

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 30,071	.43*
Class T	207,488	.34*
Class B	97,412	.44*
Class C	69,617	.36*
Institutional Class	7,774	.18*
	$ 412,362

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities. Cash collateral includes amounts received for unsettled security loans.

7. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.70%	$ 987
Class B	2.45%	8,644
		$ 9,631

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $105,914 under this arrangement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2001	Year ended October 31, 2000
Class A	$ 30,390	$ -
Class T	254,158	-
Class B	79,294	-
Class C	73,846	-
Institutional Class	21,111	-
Total	$ 458,799	$ -
In excess of net investment income
Class A	$ 415,714	$ 4,983
Class T	3,476,669	26,087
Class B	1,084,683	5,868
Class C	1,010,159	4,607
Institutional Class	288,775	13,439
Total	$ 6,276,000	$ 54,984
From net realized gain
Class A	$ -	$ 185,477
Class T	-	2,368,340
Class B	-	532,713
Class C	-	418,246
Institutional Class	-	315,260
Total	$ -	$ 3,820,036
	$ 6,734,799	$ 3,875,020

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	678,790	1,298,390	$ 8,938,319	$ 24,276,500
Reinvestment of distributions	28,496	11,029	408,926	182,210
Shares redeemed	(686,727)	(529,938)	(9,044,664)	(9,521,477)
Net increase (decrease)	20,559	779,481	$ 302,581	$ 14,937,233
Class T Shares sold	4,067,640	10,643,173	$ 54,935,739	$ 198,331,205
Reinvestment of distributions	247,431	139,588	3,548,151	2,301,807
Shares redeemed	(4,954,816)	(4,147,046)	(67,669,228)	(73,453,339)
Net increase (decrease)	(639,745)	6,635,715	$ (9,185,338)	$ 127,179,673
Class B Shares sold	513,702	3,121,970	$ 6,939,220	$ 58,110,416
Reinvestment of distributions	71,676	27,962	1,013,495	455,782
Shares redeemed	(484,524)	(613,723)	(6,472,732)	(10,750,739)
Net increase (decrease)	100,854	2,536,209	$ 1,479,983	$ 47,815,459
Class C Shares sold	713,875	3,154,880	$ 9,598,742	$ 58,126,678
Reinvestment of distributions	65,993	23,657	931,826	385,612
Shares redeemed	(699,937)	(765,264)	(9,447,655)	(13,960,952)
Net increase (decrease)	79,931	2,413,273	$ 1,082,913	$ 44,551,338
Institutional Class Shares sold	506,458	318,946	$ 7,097,524	$ 5,848,714
Reinvestment of distributions	18,705	18,789	269,167	310,963
Shares redeemed	(502,068)	(185,886)	(7,082,534)	(3,355,569)
Net increase (decrease)	23,095	151,849	$ 284,157	$ 2,804,108

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 4
To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	185,768,490.53	95.545
Against	1,441,509.56	0.741
Abstain	7,220,955.85	3.714
TOTAL	194,430,955.94	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	181,809,803.90	93.509
Against	3,853,014.37	1.981
Abstain	8,768,137.67	4.510
TOTAL	194,430,955.940	100.000
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	108,765,282.99	90.672
Against	3,474,319.00	2.896
Abstain	7,715,595.12	6.432
TOTAL	119,955,197.11	100.000
Broker Non-Votes	74,475,758.83

* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard Spillane, Jr., Vice President

Kevin McCarey, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos*

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AICAPI-SANN-0601 134519
1.703430.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Korea Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on July 3, 2000. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after June 30, 2000. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity® Advisor Korea Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class A shares' total expenses, including its 0.25% 12b-1 fee had been reflected in the Closed-End Fund's performance, Class A's returns prior to July 3, 2000 may have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL A	-0.54%	-34.76%	-42.99%	-44.77%
Fidelity Adv Korea - CL A (incl. 5.75% sales charge)	-6.26%	-38.51%	-46.27%	-47.95%
KOSPI	-5.96%	-34.86%	-64.35%	-67.04%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Class A's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL A	-34.76%	-10.63%	-8.73%
Fidelity Adv Korea - CL A (incl. 5.75% sales charge)	-38.51%	-11.68%	-9.56%
KOSPI	-34.86%	-18.64%	-15.70%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Class A on October 31, 1994, when the Closed-End Fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have been $5,205 - a 47.95% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $3,296 - a 67.04% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Korea Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on July 3, 2000. Class T shares bear a 0.50% 12b-1 fee that is reflected in returns after June 30, 2000. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class T shares total expenses, including its 0.50% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class T's returns prior to July 3, 2000 may have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL T	-0.68%	-34.93%	-43.15%	-44.92%
Fidelity Adv Korea - CL T (incl. 3.50% sales charge)	-4.15%	-37.21%	-45.14%	-46.85%
KOSPI	-5.96%	-34.86%	-64.35%	-67.04%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Class T's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL T	-34.93%	-10.68%	-8.77%
Fidelity Adv Korea - CL T (incl. 3.50% sales charge)	-37.21%	-11.31%	-9.27%
KOSPI	-34.86%	-18.64%	-15.70%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Class T on October 31, 1994, when the Closed-End Fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have been $5,315 - a 46.85% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $3,296 - a 67.04% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Korea Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 2000. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 2000. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class B shares' total expenses, including its 1.00% 12b-1 fee had been reflected in the Closed-End Fund's performance, Class B's returns, prior to July 3, 2000 may have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and life of fund total return figures are 5%, 5%, 2%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL B	-1.09%	-35.29%	-43.46%	-45.22%
Fidelity Adv Korea - CL B (incl. contingent deferred sales charge)	-6.03%	-38.52%	-44.52%	-45.22%
KOSPI	-5.96%	-34.86%	-64.35%	-67.04%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Class B's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL B	-35.29%	-10.78%	-8.84%
Fidelity Adv Korea - CL B (incl. contingent deferred sales charge)	-38.52%	-11.12%	-8.84%
KOSPI	-34.86%	-18.64%	-15.70%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Class B on October 31, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2001, the value of the investment, would have been $5,478 - a 45.22% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $3,296 - a 67.04% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Korea Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on July 3, 2000. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 2000. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class C shares' total expenses, including its 1.00% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class C's returns, prior to July 3, 2000 may have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past five year and life of fund total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL C	-1.09%	-35.29%	-43.46%	-45.22%
Fidelity Adv Korea - CL C (incl. contingent deferred sales charge)	-2.08%	-35.94%	-43.46%	-45.22%
KOSPI	-5.96%	-34.86%	-64.35%	-67.04%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Class C's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL C	-35.29%	-10.78%	-8.84%
Fidelity Adv Korea - CL C (incl. contingent deferred sales charge)	-35.94%	-10.78%	-8.84%
KOSPI	-34.86%	-18.64%	-15.70%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Class C on October 31, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2001, the value of the investment, would have been $5,478 - a 45.22% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $3,296 - a 67.04% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Hokeun Chung, Portfolio Manager of Fidelity Advisor Korea Fund

Q. How did the fund perform, Hokeun?

A. Although absolute performance was disappointing, the fund did well compared with its benchmark during the period. For the six months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -0.54%, -0.68%, -1.09% and -1.09%, respectively. During the same period, the Korea Composite Stock Price Index (KOSPI) returned -5.96%. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares had returns of -34.76%, -34.93%, -35.29% and -35.29%, respectively, while the KOSPI returned -34.86%.

Q. How was the investment environment during the six-month period?

A. There were a lot of crosscurrents. Some segments of the technology sector - for example, DRAM (dynamic random access memory) manufacturers and PC component makers - bottomed in October and trended irregularly higher during the period. Many of these companies were among the first to turn lower on expectations of a slowdown, and investors thought that they also would be early to rebound in the event of an economic recovery. So far in 2001, the South Korean economy has grown at an annual rate of approximately 4%, down from the 7% to 8% range in 2000. As in the U.S., monetary authorities here aggressively lowered short-term interest rates in an effort to stimulate the economy - so far with mixed results. Much of the economy's sluggishness was due to high crude oil prices, a factor I discussed at some length in the shareholder report six months ago. Slowing growth contributed to numerous rumors of bankruptcies in the final quarter of 2000 and first quarter of 2001. Another variable to take into consideration was weakness in the won, South Korea's currency, especially in the first quarter of 2001.

Q. Given these influences, how was the fund able to outperform its benchmark?

A. One factor that helped was an overweighted position in the fund's largest holding, Samsung Electronics, as that holding performed quite well. In the financial sector, I emphasized the highest-quality banks and steered clear of undercapitalized banks, an especially important strategy in a slowing economy. Finally, the weak won meant that export-related companies would benefit because their goods and services could be sold overseas more cheaply. I therefore tried to focus on shipbuilders, auto manufacturers, technology firms and other exporters that would benefit from a weaker won. This emphasis on export-driven businesses helped the fund to beat its benchmark. By the same token, I tried to avoid companies that are primarily dependent on the slowing domestic economy. The fund's comparatively heavier exposure to steel companies was another positive influence. My rationale was that steel prices were below the manufacturing costs of many Japanese and United States companies, a situation likely to bring industry consolidation and production cuts in unprofitable operations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks did well for the fund?

A. Samsung Electronics led the list of positive contributors. The company is the world's premier maker of DRAM and was able to operate that business profitably - in spite of depressed DRAM prices during the period - through its focus on high-end applications. In addition, the company has well-positioned business lines in TFTLCDs, or viewer displays, and cellular phone handsets. Another strong performer was Shinsegae, which operates chains of discount and department stores. The company's performance during the period was driven mostly by the discount store business, as consumers increasingly shopped for bargains in a slowing economy. Hyundai Motor also did well. The company continued to expand its share of the U.S. car market, in part because of the weak won. Pohang Iron & Steel represented the steel segment I mentioned earlier. Pohang is one of the lowest-cost producers of steel in the world and could benefit from its ability to outperform its higher-cost competitors, or as a takeover target.

Q. What holdings disappointed you?

A. Korea Telecom and SK Telecom represented the weak telecommunications sector. In Korea Telecom's case, investors also were wary of delays in the company's restructuring plans and weak free cash flow position due to costly investments in ADSL, a high-speed Internet technology. SK Telecom faced substantial investments in third-generation wireless equipment and a government order to reduce its market share to below 50%. The company is one of three wireless providers in the country that operate with government protection and support. Hyundai Electronics also detracted from performance. The company, although suffering from liquidity problems and rumored to be near bankruptcy, was considered too big to fail and was expected to be bailed out by the government. The fund no longer holds this stock. Finally, the performance of Korea Electric Power was undermined by the slowing domestic economy, high oil prices and the weak won.

Q. What's your outlook, Hokeun?

A. One of the most important determinants of future stock prices in South Korea is the condition of the U.S. economy, especially with a slowing domestic economy and high energy prices. As is the case elsewhere in Asia, restructuring also is an important theme - at both the government and corporate levels. I will continue to monitor these developments closely. With the pace of restructuring still uncertain, it will remain important to emphasize companies with strong balance sheets and corporate governance procedures that benefit the average shareholder. In addition, I favor companies that can compete effectively on a global basis and do not rely solely on South Korea's domestic economy.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: Fidelity Advisor Korea Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Korean market. As of April 30, 2001, the fund did not have more than 25% of its total assets invested in any one industry.

Fund Facts

Goal: long-term capital appreciation by investing in equity and debt securities of Korean issuers

Start date: October 31, 1994 (Closed-End Fund)

Size: as of April 30, 2001, more than $14 million

Manager: Hokeun Chung, since 1996; joined Fidelity in 1994

3

Hokeun Chung on investing in South Korean stocks:

"South Korean stocks traditionally have been cheap compared with their peers in other regional markets. There are two main reasons for this. One is the excessive debt on many corporate balance sheets. Like Japan, Korea's debt problems begin with the government, which has allowed banks to finance too many marginal businesses. If the government stops propping up banks that make bad loans, the banking community will soon force businesses in other sectors to operate profitably or go out of business. More stringent loan policies are difficult in the short run because they result in a rash of bankruptcies, but in the long run you get a stronger, more competitive economy.

"The other issue - corporate governance - has to do with who is running a company and who is benefiting from those decisions. Many public companies in South Korea are controlled by a single family. If a family acts in ways that benefit its members but conflict with the interests of other shareholders, that fact soon becomes evident, and investors tend to discount the value of those shares accordingly. On the other hand, companies that demonstrate their ability to compete - without bailouts - and to act in a shareholder-friendly way will likely be rewarded with higher share prices. These are the kinds of companies I look for when screening potential investments for the fund."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	25.5	16.3
SK Telecom Co. Ltd.	12.0	11.2
Korea Telecom	10.9	11.4
Pohang Iron & Steel Co. Ltd.	4.9	2.5
Korea Electric Power Corp.	4.8	7.9
Shinsegae Co. Ltd.	4.1	2.5
Shinhan Bank	3.8	4.0
Kookmin Bank	3.6	4.6
Hyundai Motor Co. Ltd.	3.1	2.0
H&CB	2.8	4.8
	75.5
Top Ten Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.9	25.4
Telecommunication Services	22.9	22.6
Financials	12.8	16.1
Consumer Discretionary	8.8	7.2
Materials	6.5	4.2
Utilities	4.8	7.9
Industrials	3.3	4.2
Energy	2.0	1.2
Consumer Staples	1.6	3.5
Health Care	0.2	0.0
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stock 96.8%	Stock 92.3%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 7.7%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 3.1%
Hyundai Motor Co. Ltd.	29,000	$ 453,606
Household Durables - 0.7%
LG Electronics, Inc.	10,000	106,302
Multiline Retail - 4.1%
Shinsegae Co. Ltd.	10,200	615,717
Textiles & Apparel - 0.9%
Cheil Industries, Inc. (a)	30,000	137,358
TOTAL CONSUMER DISCRETIONARY		1,312,983
CONSUMER STAPLES - 1.6%
Household Products - 0.4%
Lg Household & Health Care Ltd.	4,000	54,670
Tobacco - 1.2%
Korea Tobacco & Ginseng Co. Ltd.	16,000	185,269
TOTAL CONSUMER STAPLES		239,939
ENERGY - 2.0%
Oil & Gas - 2.0%
S-Oil Corp.	8,000	197,722
SK Corp.	10,000	105,543
		303,265
FINANCIALS - 12.8%
Banks - 10.2%
H&CB	22,000	418,451
Kookmin Bank	45,000	533,029
Shinhan Bank	65,000	577,448
		1,528,928
Diversified Financials - 1.7%
Kookmin Credit Card Co. Ltd.	5,000	132,118
Samsung Securities Co. Ltd.	4,940	129,783
		261,901
Insurance - 0.9%
Samsung Fire & Marine Insurance	5,000	134,396
TOTAL FINANCIALS		1,925,225
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Lg Chemical Investment Ltd.	1,800	$ 21,321
INDUSTRIALS - 3.3%
Commercial Services & Supplies - 0.2%
Sindoricoh Co. Ltd. (a)	1,500	34,169
Machinery - 3.1%
Hyundai Mobis	12,000	92,027
Samsung Heavy Industries Ltd. (a)	90,000	372,437
		464,464
TOTAL INDUSTRIALS		498,633
INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 1.2%
Humax Co. Ltd. (a)	12,000	180,410
Electronic Equipment & Instruments - 5.4%
Dae Duck Electronics Co. Ltd.	12,000	91,572
Samsung Electro-Mechanics Co.	12,000	379,499
Samsung SDI Co. Ltd.	8,000	332,270
		803,341
Semiconductor Equipment & Products - 26.7%
Hynix Semiconductor, Inc. (a)	70,000	179,916
Samsung Electronics Co. Ltd.	22,000	3,825,359
		4,005,275
Software - 0.6%
NCsoft Corp.	1,000	91,116
TOTAL INFORMATION TECHNOLOGY		5,080,142
MATERIALS - 6.5%
Chemicals - 1.4%
Honam Petrochemical Corp.	15,500	96,507
Lg Chemical Ltd. New	11,000	106,910
		203,417
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 5.1%
Korea Zinc Co. Ltd. (a)	2,000	$ 27,107
Pohang Iron & Steel Co. Ltd.	10,000	744,115
		771,222
TOTAL MATERIALS		974,639
TELECOMMUNICATION SERVICES - 22.9%
Diversified Telecommunication Services - 10.9%
Korea Telecom	34,000	1,631,844
Wireless Telecommunication Services - 12.0%
SK Telecom Co. Ltd.	10,500	1,805,808
TOTAL TELECOMMUNICATION SERVICES		3,437,652
UTILITIES - 4.8%
Electric Utilities - 4.8%
Korea Electric Power Corp.	41,300	713,420
TOTAL COMMON STOCKS (Cost $8,281,025)		14,507,219
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount
FINANCIALS - 0.0%
Banks - 0.0%
Shinhan Bank 0% 12/31/48 unit (Cost $49)	-	KRW	6,493	66
Cash Equivalents - 0.8%
	Shares
Fidelity Cash Central Fund, 4.70% (b) (Cost $125,213)	125,213	125,213
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $8,406,287)		14,632,498
NET OTHER ASSETS - 2.4%		363,299
NET ASSETS - 100%		$ 14,995,797
Currency Abbreviations
KRW	-	Korean won
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Amount represents units held.
Income Tax Information

At April 30, 2001, the aggregate cost
of investment securities for income tax purposes was $8,562,116. Net unrealized appreciation aggregated $6,070,382, of which $7,128,544 related to appreciated investment securities and $1,058,162 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $19,885,000 of which $7,770,000 and $12,115,000 will expire on October 31, 2005 and 2006, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $8,406,287) - See accompanying schedule		$ 14,632,498
Cash		5,669
Receivable for investments sold		420,121
Receivable for fund shares sold		26,633
Interest receivable		358
Prepaid expenses		13,330
Receivable from investment adviser for expense reductions		7,923
Total assets		15,106,532
Liabilities
Payable for investments purchased	$ 75,605
Payable for fund shares redeemed	6,756
Distribution fees payable	3,097
Other payables and accrued expenses	25,277
Total liabilities		110,735
Net Assets		$ 14,995,797
Net Assets consist of:
Paid in capital		$ 29,611,559
Undistributed net investment income		113,770
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,958,819)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,229,287
Net Assets		$ 14,995,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,272,933 ÷ 1,945,676 shares)	$7.34
Maximum offering price per share (100/94.25 of $7.34)	$7.79
Class T: Net Asset Value and redemption price per share ($321,621 ÷ 43,946 shares)	$7.32
Maximum offering price per share (100/96.50 of $7.32)	$7.59
Class B: Net Asset Value and offering price per share ($222,089 ÷ 30,524 shares) A	$7.28
Class C: Net Asset Value and offering price per share ($120,712 ÷ 16,578 shares) A	$7.28
Institutional Class: Net Asset Value, offering price and redemption price per share ($58,442 ÷ 7,951 shares)	$7.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 347,886
Interest		10,707
		358,593
Less foreign taxes withheld		(60,794)
Total income		297,799
Expenses
Management fee	$ 73,712
Transfer agent fees	23,579
Distribution fees	23,801
Accounting fees and expenses	30,204
Non-interested trustees' compensation	39
Custodian fees and expenses	19,927
Registration fees	63,905
Audit	25,856
Legal	9,451
Reports to shareholders	7,473
Miscellaneous	3,277
Total expenses before reductions	281,224
Expense reductions	(97,195)	184,029
Net investment income		113,770
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(264,285)
Foreign currency transactions	(25,407)	(289,692)
Change in net unrealized appreciation (depreciation) on:
Investment securities	151,038
Assets and liabilities in foreign currencies	3,096	154,134
Net gain (loss)		(135,558)
Net increase (decrease) in net assets resulting from operations		$ (21,788)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	One month ended October 31, 2000	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 113,770	$ (31,581)	$ (470,140)
Net realized gain (loss)	(289,692)	834,539	9,646,505
Change in net unrealized appreciation (depreciation)	154,134	(5,301,178)	(11,697,676)
Net increase (decrease) in net assets resulting from operations	(21,788)	(4,498,220)	(2,521,311)
Share transactions - net increase (decrease)	(4,989,884)	(955,611)	(34,086,003)
Redemption fees	31,777	62,672	1,372,965
Total increase (decrease) in net assets	(4,979,895)	(5,391,159)	(35,234,349)
Net Assets
Beginning of period	19,975,692	25,366,851	60,601,200
End of period (including undistributed net investment income of $113,770, $0 and $0, respectively)	$ 14,995,797	$ 19,975,692	$ 25,366,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	One month ended October 31,	Years ended September 30,
	(Unaudited)	2000	2000 I	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 8.99	$ 10.78	$ 3.67	$ 7.26	$ 10.71	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.05	(.01)	(.09)	(.04)	(.05)	(.06)	(.08)
Net realized and unrealized gain (loss)	(.10)	(1.62)	(1.97)	7.15	(3.54)	(3.14)	(1.83)
Total from investment operations	(.05)	(1.63)	(2.06)	7.11	(3.59)	(3.20)	(1.91)
Dilution resulting from common stock issued through rights offering	-	-	-	-	-	(.19)	-
Offering expenses	-	-	-	-	-	(.06)	-
Redemption fees added to paid in capital	.01	.02	.27	-	-	-	-
Net asset value, end of period	$ 7.34	$ 7.38	$ 8.99	$ 10.78 H	$ 3.67	$ 7.26	$ 10.71
Total Return B, C	(.54)%	(17.91)%	(16.60)%	193.73%	(49.45)%	(28.08)% J	(15.13)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,273	$ 19,279	$ 25,017	$ 60,601	$ 22,915	$ 45,312	$ 47,181
Ratio of expenses to average net assets	2.10% A, E	2.10% A, E	1.91% E	1.75%	2.32%	1.88%	1.80%
Ratio of expenses to average net assets after expense reductions	2.10% A	2.10% A	1.89% F	1.61% F, G	2.30% F	1.88%	1.79% F
Ratio of net investment income (loss) to average net assets	1.33% A	(1.71)% A	(.73)%	(.42)%	(1.22)%	(.64)%	(.68)%
Portfolio turnover rate	37% A	121% A	39%	58%	65%	51%	28%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Includes reimbursement of $.01 per share from the custodian for an adjustment to prior periods' fees.

H The fund incurred expenses of $.01 per share in connection with its repurchase offer which were offset by redemption fees collected as part of the repurchase offer.

I Prior to July 3, 2000, the fund operated as a closed-end management investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares.

J The total return does not include the effect of dilution.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2001	One month ended October 31,	Year ended September 30,
	(Unaudited)	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.04	(.01)	(.03)
Net realized and unrealized gain (loss)	(.09)	(1.61)	(3.56)
Total from investment operations	(.05)	(1.62)	(3.59)
Net asset value, end of period	$ 7.32	$ 7.37	$ 8.99
Total Return B, C	(.68)%	(18.02)%	(28.54)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 322	$ 473	$ 108
Ratio of expenses to average net assets	2.35% A, F	2.35% A, F	2.35% A, F
Ratio of expenses to average net assets after expense reductions	2.35% A	2.35% A	2.32% A, G
Ratio of net investment income (loss) to average net assets	1.07% A	(1.96)% A	(1.16)% A
Portfolio turnover rate	37% A	121% A	39%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 2000 (commencement of sale of Class T shares) to September 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	One month ended October 31,	Year ended September 30,
	(Unaudited)	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.02	(.02)	(.04)
Net realized and unrealized gain (loss)	(.10)	(1.60)	(3.56)
Total from investment operations	(.08)	(1.62)	(3.60)
Net asset value, end of period	$ 7.28	$ 7.36	$ 8.98
Total Return B, C	(1.09)%	(18.04)%	(28.62)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 222	$ 83	$ 80
Ratio of expenses to average net assets	2.85% A, F	2.85% A, F	2.85% A, F
Ratio of expenses to average net assets after expense reductions	2.85% A	2.85% A	2.83% A, G
Ratio of net investment income (loss) to average net assets	.58% A	(2.45)% A	(1.67)% A
Portfolio turnover rate	37% A	121% A	39%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 2000 (commencement of sale of Class B shares) to September 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	One month ended October 31,	Year ended September 30,
	(Unaudited)	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.02	(.02)	(.04)
Net realized and unrealized gain (loss)	(.10)	(1.60)	(3.56)
Total from investment operations	(.08)	(1.62)	(3.60)
Net asset value, end of period	$ 7.28	$ 7.36	$ 8.98
Total Return B, C	(1.09)%	(18.04)%	(28.62)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 82	$ 90
Ratio of expenses to average net assets	2.85% A, F	2.85% A, F	2.85% A, F
Ratio of expenses to average net assets after expense reductions	2.85% A	2.85% A	2.82% A, G
Ratio of net investment income (loss) to average net assets	.58% A	(2.46)% A	(1.66)% A
Portfolio turnover rate	37% A	121% A	39%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 2000 (commencement of sale of Class C shares) to September 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	One month ended October 31,	Year ended September 30,
	(Unaudited)	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.06	(.01)	(.01)
Net realized and unrealized gain (loss)	(.10)	(1.59)	(3.58)
Total from investment operations	(.04)	(1.60)	(3.59)
Net asset value, end of period	$ 7.35	$ 7.39	$ 8.99
Total Return B, C	(.54)%	(17.80)%	(28.54)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 59	$ 71
Ratio of expenses to average net assets	1.85% A, F	1.77% A	1.85% A, F
Ratio of expenses to average net assets after expense reductions	1.85% A	1.77% A	1.84% A, G
Ratio of net investment income (loss) to average net assets	1.58% A	(1.38)% A	(.68)% A
Portfolio turnover rate	37% A	121% A	39%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 2000 (commencement of sale of Institutional Class shares) to September 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Class A shares received in connection with the reorganization and redeemed within 200 days of the reorganization were subject to a 4% short-term trading fee. The fee, which was retained by the fund, was accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

The fund invests in new securities offered by some foreign companies by making applications in the public offering. Either all, or a portion, of the issue price is paid at the time of the application and recorded as application money for new issues. Upon allotment, this amount, plus the remaining amount of issue price, is recorded as cost of investments.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,012,797 and $6,826,807, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from equity: .2167% to .5200% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .84% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 21,336	$ 6,370
Class T	971	166
Class B	978	809
Class C	516	365
	$ 23,801	$ 7,710

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,582	$ 4,319
Class T	724	104
Class B	1,505	1,505 *
Class C	18	18 *
	$ 6,829	$ 5,946

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,630	.26 *
Class T	940	.50 *
Class B	693	.74 *
Class C	241	.48 *
Institutional Class	75	.24 *
	$ 23,579

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.10%	$ 92,043
Class T	2.35%	2,469
Class B	2.85%	1,608
Class C	2.85%	722
Institutional Class	1.85%	353
		$ 97,195

7. Beneficial Interest.

At the end of the period, one unaffiliated shareholder was record owner of more than 13% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended April 30,	One month ended October 31,	Year ended September 30,	Six months ended April 30,	One month ended October 31,	Year ended September 30,
	2001	2000	2000 A	2001	2000	2000 A
Class A Shares sold	312,039	28,338	13,790	$ 2,368,467	$ 228,701	$ 127,878
Shares redeemed	(978,301)	(197,871)	(2,851,362)	(7,439,768)	(1,609,896)	(34,387,602)
Net increase (decrease)	(666,262)	(169,533)	(2,837,572)	$ (5,071,301)	$ (1,381,195)	$ (34,259,724)
Class T Shares sold	226,251	117,493	11,991	$ 1,745,356	$ 870,922	$ 139,769
Shares redeemed	(246,504)	(65,285)	-	(1,866,196)	(506,623)	-
Net increase (decrease)	(20,253)	52,208	11,991	$ (120,840)	$ 364,299	$ 139,769
Class B Shares sold	59,300	2,340	8,957	$ 454,485	$ 18,301	$ 110,185
Shares redeemed	(40,073)	-	-	(299,066)	-	-
Net increase (decrease)	19,227	2,340	8,957	$ 155,419	$ 18,301	$ 110,185
Class C Shares sold	7,851	1,116	10,024	$ 60,661	$ 8,338	$ 120,415
Shares redeemed	(2,413)	-	-	(18,993)	-	-
Net increase (decrease)	5,438	1,116	10,024	$ 41,668	$ 8,338	$ 120,415
Institutional Class Shares sold	16,350	205,747	318,509	$ 125,317	$ 1,789,668	$ 2,601,489
Shares redeemed	(16,349)	(205,747)	(310,559)	(120,147)	(1,755,022)	(2,798,137)
Net increase (decrease)	1	0	7,950	$ 5,170	$ 34,646	$ (196,648)

A Amounts shown for Class T, Class B, Class C and Institutional Class are for the period July 3, 2000 (commencement of sale of shares) to September 30, 2000.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	15,028,187.83	94.635
Against	550,353.70	3.466
Abstain	301,585.00	1.899
TOTAL	15,880,126.53	100.000

* Denotes trust-wide proposals and voting results.

Annual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AKOR-SANN-0601 134849
1.757237.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Korea Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 2000. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to Fidelity® Advisor Korea Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End fund. If the effect of Institutional Class expenses was reflected, returns may be lower than shown because Institutional Class shares of the fund may have higher total expenses than the Closed-End Fund. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - Inst CL	-0.54%	-34.67%	-42.92%	-44.70%
KOSPI	-5.96%	-34.86%	-64.35%	-67.04%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - Inst CL	-34.67%	-10.61%	-8.71%
KOSPI	-34.86%	-18.64%	-15.70%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares' had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Institutional Class on October 31, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2001, the value of the investment would have been $5,530 - a 44.70% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $3,296 - a 67.04% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Hokeun Chung, Portfolio Manager of Fidelity Advisor Korea Fund

Q. How did the fund perform, Hokeun?

A. Although absolute performance was disappointing, the fund did well compared with its benchmark during the period. For the six months that ended April 30, 2001, the fund's Institutional Class shares returned -0.54%. During the same period, the Korea Composite Stock Price Index (KOSPI) returned -5.96%. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares had a return of -34.67%, while the KOSPI returned -34.86%.

Q. How was the investment environment during the six-month period?

A. There were a lot of crosscurrents. Some segments of the technology sector - for example, DRAM (dynamic random access memory) manufacturers and PC component makers - bottomed in October and trended irregularly higher during the period. Many of these companies were among the first to turn lower on expectations of a slowdown, and investors thought that they also would be early to rebound in the event of an economic recovery. So far in 2001, the South Korean economy has grown at an annual rate of approximately 4%, down from the 7% to 8% range in 2000. As in the U.S., monetary authorities here aggressively lowered short-term interest rates in an effort to stimulate the economy - so far with mixed results. Much of the economy's sluggishness was due to high crude oil prices, a factor I discussed at some length in the shareholder report six months ago. Slowing growth contributed to numerous rumors of bankruptcies in the final quarter of 2000 and first quarter of 2001. Another variable to take into consideration was weakness in the won, South Korea's currency, especially in the first quarter of 2001.

Q. Given these influences, how was the fund able to outperform its benchmark?

A. One factor that helped was an overweighted position in the fund's largest holding, Samsung Electronics, as that holding performed quite well. In the financial sector, I emphasized the highest-quality banks and steered clear of undercapitalized banks, an especially important strategy in a slowing economy. Finally, the weak won meant that export-related companies would benefit because their goods and services could be sold overseas more cheaply. I therefore tried to focus on shipbuilders, auto manufacturers, technology firms and other exporters that would benefit from a weaker won. This emphasis on export-driven businesses helped the fund to beat its benchmark. By the same token, I tried to avoid companies that are primarily dependent on the slowing domestic economy. The fund's comparatively heavier exposure to steel companies was another positive influence. My rationale was that steel prices were below the manufacturing costs of many Japanese and United States companies, a situation likely to bring industry consolidation and production cuts in unprofitable operations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks did well for the fund?

A. Samsung Electronics led the list of positive contributors. The company is the world's premier maker of DRAM and was able to operate that business profitably - in spite of depressed DRAM prices during the period - through its focus on high-end applications. In addition, the company has well-positioned business lines in TFTLCDs, or viewer displays, and cellular phone handsets. Another strong performer was Shinsegae, which operates chains of discount and department stores. The company's performance during the period was driven mostly by the discount store business, as consumers increasingly shopped for bargains in a slowing economy. Hyundai Motor also did well. The company continued to expand its share of the U.S. car market, in part because of the weak won. Pohang Iron & Steel represented the steel segment I mentioned earlier. Pohang is one of the lowest-cost producers of steel in the world and could benefit from its ability to outperform its higher-cost competitors, or as a takeover target.

Q. What holdings disappointed you?

A. Korea Telecom and SK Telecom represented the weak telecommunications sector. In Korea Telecom's case, investors also were wary of delays in the company's restructuring plans and weak free cash flow position due to costly investments in ADSL, a high-speed Internet technology. SK Telecom faced substantial investments in third-generation wireless equipment and a government order to reduce its market share to below 50%. The company is one of three wireless providers in the country that operate with government protection and support. Hyundai Electronics also detracted from performance. The company, although suffering from liquidity problems and rumored to be near bankruptcy, was considered too big to fail and was expected to be bailed out by the government. The fund no longer holds this stock. Finally, the performance of Korea Electric Power was undermined by the slowing domestic economy, high oil prices and the weak won.

Q. What's your outlook, Hokeun?

A. One of the most important determinants of future stock prices in South Korea is the condition of the U.S. economy, especially with a slowing domestic economy and high energy prices. As is the case elsewhere in Asia, restructuring also is an important theme - at both the government and corporate levels. I will continue to monitor these developments closely. With the pace of restructuring still uncertain, it will remain important to emphasize companies with strong balance sheets and corporate governance procedures that benefit the average shareholder. In addition, I favor companies that can compete effectively on a global basis and do not rely solely on South Korea's domestic economy.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: Fidelity Advisor Korea Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Korean market. As of April 30, 2001, the fund did not have more than 25% of its total assets invested in any one industry.

Fund Facts

Goal: long-term capital appreciation by investing in equity and debt securities of Korean issuers

Start date: October 31, 1994 (Closed-End Fund)

Size: as of April 30, 2001, more than $14 million

Manager: Hokeun Chung, since 1996; joined Fidelity in 1994

3

Hokeun Chung on investing in South Korean stocks:

"South Korean stocks traditionally have been cheap compared with their peers in other regional markets. There are two main reasons for this. One is the excessive debt on many corporate balance sheets. Like Japan, Korea's debt problems begin with the government, which has allowed banks to finance too many marginal businesses. If the government stops propping up banks that make bad loans, the banking community will soon force businesses in other sectors to operate profitably or go out of business. More stringent loan policies are difficult in the short run because they result in a rash of bankruptcies, but in the long run you get a stronger, more competitive economy.

"The other issue - corporate governance - has to do with who is running a company and who is benefiting from those decisions. Many public companies in South Korea are controlled by a single family. If a family acts in ways that benefit its members but conflict with the interests of other shareholders, that fact soon becomes evident, and investors tend to discount the value of those shares accordingly. On the other hand, companies that demonstrate their ability to compete - without bailouts - and to act in a shareholder-friendly way will likely be rewarded with higher share prices. These are the kinds of companies I look for when screening potential investments for the fund."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	25.5	16.3
SK Telecom Co. Ltd.	12.0	11.2
Korea Telecom	10.9	11.4
Pohang Iron & Steel Co. Ltd.	4.9	2.5
Korea Electric Power Corp.	4.8	7.9
Shinsegae Co. Ltd.	4.1	2.5
Shinhan Bank	3.8	4.0
Kookmin Bank	3.6	4.6
Hyundai Motor Co. Ltd.	3.1	2.0
H&CB	2.8	4.8
	75.5
Top Ten Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.9	25.4
Telecommunication Services	22.9	22.6
Financials	12.8	16.1
Consumer Discretionary	8.8	7.2
Materials	6.5	4.2
Utilities	4.8	7.9
Industrials	3.3	4.2
Energy	2.0	1.2
Consumer Staples	1.6	3.5
Health Care	0.2	0.0
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stock 96.8%	Stock 92.3%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 7.7%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 3.1%
Hyundai Motor Co. Ltd.	29,000	$ 453,606
Household Durables - 0.7%
LG Electronics, Inc.	10,000	106,302
Multiline Retail - 4.1%
Shinsegae Co. Ltd.	10,200	615,717
Textiles & Apparel - 0.9%
Cheil Industries, Inc. (a)	30,000	137,358
TOTAL CONSUMER DISCRETIONARY		1,312,983
CONSUMER STAPLES - 1.6%
Household Products - 0.4%
Lg Household & Health Care Ltd.	4,000	54,670
Tobacco - 1.2%
Korea Tobacco & Ginseng Co. Ltd.	16,000	185,269
TOTAL CONSUMER STAPLES		239,939
ENERGY - 2.0%
Oil & Gas - 2.0%
S-Oil Corp.	8,000	197,722
SK Corp.	10,000	105,543
		303,265
FINANCIALS - 12.8%
Banks - 10.2%
H&CB	22,000	418,451
Kookmin Bank	45,000	533,029
Shinhan Bank	65,000	577,448
		1,528,928
Diversified Financials - 1.7%
Kookmin Credit Card Co. Ltd.	5,000	132,118
Samsung Securities Co. Ltd.	4,940	129,783
		261,901
Insurance - 0.9%
Samsung Fire & Marine Insurance	5,000	134,396
TOTAL FINANCIALS		1,925,225
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Lg Chemical Investment Ltd.	1,800	$ 21,321
INDUSTRIALS - 3.3%
Commercial Services & Supplies - 0.2%
Sindoricoh Co. Ltd. (a)	1,500	34,169
Machinery - 3.1%
Hyundai Mobis	12,000	92,027
Samsung Heavy Industries Ltd. (a)	90,000	372,437
		464,464
TOTAL INDUSTRIALS		498,633
INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 1.2%
Humax Co. Ltd. (a)	12,000	180,410
Electronic Equipment & Instruments - 5.4%
Dae Duck Electronics Co. Ltd.	12,000	91,572
Samsung Electro-Mechanics Co.	12,000	379,499
Samsung SDI Co. Ltd.	8,000	332,270
		803,341
Semiconductor Equipment & Products - 26.7%
Hynix Semiconductor, Inc. (a)	70,000	179,916
Samsung Electronics Co. Ltd.	22,000	3,825,359
		4,005,275
Software - 0.6%
NCsoft Corp.	1,000	91,116
TOTAL INFORMATION TECHNOLOGY		5,080,142
MATERIALS - 6.5%
Chemicals - 1.4%
Honam Petrochemical Corp.	15,500	96,507
Lg Chemical Ltd. New	11,000	106,910
		203,417
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 5.1%
Korea Zinc Co. Ltd. (a)	2,000	$ 27,107
Pohang Iron & Steel Co. Ltd.	10,000	744,115
		771,222
TOTAL MATERIALS		974,639
TELECOMMUNICATION SERVICES - 22.9%
Diversified Telecommunication Services - 10.9%
Korea Telecom	34,000	1,631,844
Wireless Telecommunication Services - 12.0%
SK Telecom Co. Ltd.	10,500	1,805,808
TOTAL TELECOMMUNICATION SERVICES		3,437,652
UTILITIES - 4.8%
Electric Utilities - 4.8%
Korea Electric Power Corp.	41,300	713,420
TOTAL COMMON STOCKS (Cost $8,281,025)		14,507,219
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount
FINANCIALS - 0.0%
Banks - 0.0%
Shinhan Bank 0% 12/31/48 unit (Cost $49)	-	KRW	6,493	66
Cash Equivalents - 0.8%
	Shares
Fidelity Cash Central Fund, 4.70% (b) (Cost $125,213)	125,213	125,213
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $8,406,287)		14,632,498
NET OTHER ASSETS - 2.4%		363,299
NET ASSETS - 100%		$ 14,995,797
Currency Abbreviations
KRW	-	Korean won
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Amount represents units held.
Income Tax Information

At April 30, 2001, the aggregate cost
of investment securities for income tax purposes was $8,562,116. Net unrealized appreciation aggregated $6,070,382, of which $7,128,544 related to appreciated investment securities and $1,058,162 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $19,885,000 of which $7,770,000 and $12,115,000 will expire on October 31, 2005 and 2006, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $8,406,287) - See accompanying schedule		$ 14,632,498
Cash		5,669
Receivable for investments sold		420,121
Receivable for fund shares sold		26,633
Interest receivable		358
Prepaid expenses		13,330
Receivable from investment adviser for expense reductions		7,923
Total assets		15,106,532
Liabilities
Payable for investments purchased	$ 75,605
Payable for fund shares redeemed	6,756
Distribution fees payable	3,097
Other payables and accrued expenses	25,277
Total liabilities		110,735
Net Assets		$ 14,995,797
Net Assets consist of:
Paid in capital		$ 29,611,559
Undistributed net investment income		113,770
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,958,819)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,229,287
Net Assets		$ 14,995,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,272,933 ÷ 1,945,676 shares)	$7.34
Maximum offering price per share (100/94.25 of $7.34)	$7.79
Class T: Net Asset Value and redemption price per share ($321,621 ÷ 43,946 shares)	$7.32
Maximum offering price per share (100/96.50 of $7.32)	$7.59
Class B: Net Asset Value and offering price per share ($222,089 ÷ 30,524 shares) A	$7.28
Class C: Net Asset Value and offering price per share ($120,712 ÷ 16,578 shares) A	$7.28
Institutional Class: Net Asset Value, offering price and redemption price per share ($58,442 ÷ 7,951 shares)	$7.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 347,886
Interest		10,707
		358,593
Less foreign taxes withheld		(60,794)
Total income		297,799
Expenses
Management fee	$ 73,712
Transfer agent fees	23,579
Distribution fees	23,801
Accounting fees and expenses	30,204
Non-interested trustees' compensation	39
Custodian fees and expenses	19,927
Registration fees	63,905
Audit	25,856
Legal	9,451
Reports to shareholders	7,473
Miscellaneous	3,277
Total expenses before reductions	281,224
Expense reductions	(97,195)	184,029
Net investment income		113,770
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(264,285)
Foreign currency transactions	(25,407)	(289,692)
Change in net unrealized appreciation (depreciation) on:
Investment securities	151,038
Assets and liabilities in foreign currencies	3,096	154,134
Net gain (loss)		(135,558)
Net increase (decrease) in net assets resulting from operations		$ (21,788)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	One month ended October 31, 2000	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 113,770	$ (31,581)	$ (470,140)
Net realized gain (loss)	(289,692)	834,539	9,646,505
Change in net unrealized appreciation (depreciation)	154,134	(5,301,178)	(11,697,676)
Net increase (decrease) in net assets resulting from operations	(21,788)	(4,498,220)	(2,521,311)
Share transactions - net increase (decrease)	(4,989,884)	(955,611)	(34,086,003)
Redemption fees	31,777	62,672	1,372,965
Total increase (decrease) in net assets	(4,979,895)	(5,391,159)	(35,234,349)
Net Assets
Beginning of period	19,975,692	25,366,851	60,601,200
End of period (including undistributed net investment income of $113,770, $0 and $0, respectively)	$ 14,995,797	$ 19,975,692	$ 25,366,851

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2001	One month ended October 31,	Years ended September 30,
	(Unaudited)	2000	2000 I	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 8.99	$ 10.78	$ 3.67	$ 7.26	$ 10.71	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.05	(.01)	(.09)	(.04)	(.05)	(.06)	(.08)
Net realized and unrealized gain (loss)	(.10)	(1.62)	(1.97)	7.15	(3.54)	(3.14)	(1.83)
Total from investment operations	(.05)	(1.63)	(2.06)	7.11	(3.59)	(3.20)	(1.91)
Dilution resulting from common stock issued through rights offering	-	-	-	-	-	(.19)	-
Offering expenses	-	-	-	-	-	(.06)	-
Redemption fees added to paid in capital	.01	.02	.27	-	-	-	-
Net asset value, end of period	$ 7.34	$ 7.38	$ 8.99	$ 10.78 H	$ 3.67	$ 7.26	$ 10.71
Total Return B, C	(.54)%	(17.91)%	(16.60)%	193.73%	(49.45)%	(28.08)% J	(15.13)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,273	$ 19,279	$ 25,017	$ 60,601	$ 22,915	$ 45,312	$ 47,181
Ratio of expenses to average net assets	2.10% A, E	2.10% A, E	1.91% E	1.75%	2.32%	1.88%	1.80%
Ratio of expenses to average net assets after expense reductions	2.10% A	2.10% A	1.89% F	1.61% F, G	2.30% F	1.88%	1.79% F
Ratio of net investment income (loss) to average net assets	1.33% A	(1.71)% A	(.73)%	(.42)%	(1.22)%	(.64)%	(.68)%
Portfolio turnover rate	37% A	121% A	39%	58%	65%	51%	28%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Includes reimbursement of $.01 per share from the custodian for an adjustment to prior periods' fees.

H The fund incurred expenses of $.01 per share in connection with its repurchase offer which were offset by redemption fees collected as part of the repurchase offer.

I Prior to July 3, 2000, the fund operated as a closed-end management investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares.

J The total return does not include the effect of dilution.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2001	One month ended October 31,	Year ended September 30,
	(Unaudited)	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.04	(.01)	(.03)
Net realized and unrealized gain (loss)	(.09)	(1.61)	(3.56)
Total from investment operations	(.05)	(1.62)	(3.59)
Net asset value, end of period	$ 7.32	$ 7.37	$ 8.99
Total Return B, C	(.68)%	(18.02)%	(28.54)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 322	$ 473	$ 108
Ratio of expenses to average net assets	2.35% A, F	2.35% A, F	2.35% A, F
Ratio of expenses to average net assets after expense reductions	2.35% A	2.35% A	2.32% A, G
Ratio of net investment income (loss) to average net assets	1.07% A	(1.96)% A	(1.16)% A
Portfolio turnover rate	37% A	121% A	39%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 2000 (commencement of sale of Class T shares) to September 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	One month ended October 31,	Year ended September 30,
	(Unaudited)	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.02	(.02)	(.04)
Net realized and unrealized gain (loss)	(.10)	(1.60)	(3.56)
Total from investment operations	(.08)	(1.62)	(3.60)
Net asset value, end of period	$ 7.28	$ 7.36	$ 8.98
Total Return B, C	(1.09)%	(18.04)%	(28.62)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 222	$ 83	$ 80
Ratio of expenses to average net assets	2.85% A, F	2.85% A, F	2.85% A, F
Ratio of expenses to average net assets after expense reductions	2.85% A	2.85% A	2.83% A, G
Ratio of net investment income (loss) to average net assets	.58% A	(2.45)% A	(1.67)% A
Portfolio turnover rate	37% A	121% A	39%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 2000 (commencement of sale of Class B shares) to September 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	One month ended October 31,	Year ended September 30,
	(Unaudited)	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.02	(.02)	(.04)
Net realized and unrealized gain (loss)	(.10)	(1.60)	(3.56)
Total from investment operations	(.08)	(1.62)	(3.60)
Net asset value, end of period	$ 7.28	$ 7.36	$ 8.98
Total Return B, C	(1.09)%	(18.04)%	(28.62)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 82	$ 90
Ratio of expenses to average net assets	2.85% A, F	2.85% A, F	2.85% A, F
Ratio of expenses to average net assets after expense reductions	2.85% A	2.85% A	2.82% A, G
Ratio of net investment income (loss) to average net assets	.58% A	(2.46)% A	(1.66)% A
Portfolio turnover rate	37% A	121% A	39%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 2000 (commencement of sale of Class C shares) to September 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	One month ended October 31,	Year ended September 30,
	(Unaudited)	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.06	(.01)	(.01)
Net realized and unrealized gain (loss)	(.10)	(1.59)	(3.58)
Total from investment operations	(.04)	(1.60)	(3.59)
Net asset value, end of period	$ 7.35	$ 7.39	$ 8.99
Total Return B, C	(.54)%	(17.80)%	(28.54)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 59	$ 71
Ratio of expenses to average net assets	1.85% A, F	1.77% A	1.85% A, F
Ratio of expenses to average net assets after expense reductions	1.85% A	1.77% A	1.84% A, G
Ratio of net investment income (loss) to average net assets	1.58% A	(1.38)% A	(.68)% A
Portfolio turnover rate	37% A	121% A	39%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period July 3, 2000 (commencement of sale of Institutional Class shares) to September 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Class A shares received in connection with the reorganization and redeemed within 200 days of the reorganization were subject to a 4% short-term trading fee. The fee, which was retained by the fund, was accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

The fund invests in new securities offered by some foreign companies by making applications in the public offering. Either all, or a portion, of the issue price is paid at the time of the application and recorded as application money for new issues. Upon allotment, this amount, plus the remaining amount of issue price, is recorded as cost of investments.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,012,797 and $6,826,807, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from equity: .2167% to .5200% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .84% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 21,336	$ 6,370
Class T	971	166
Class B	978	809
Class C	516	365
	$ 23,801	$ 7,710

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,582	$ 4,319
Class T	724	104
Class B	1,505	1,505 *
Class C	18	18 *
	$ 6,829	$ 5,946

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,630	.26 *
Class T	940	.50 *
Class B	693	.74 *
Class C	241	.48 *
Institutional Class	75	.24 *
	$ 23,579

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.10%	$ 92,043
Class T	2.35%	2,469
Class B	2.85%	1,608
Class C	2.85%	722
Institutional Class	1.85%	353
		$ 97,195

7. Beneficial Interest.

At the end of the period, one unaffiliated shareholder was record owner of more than 13% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended April 30,	One month ended October 31,	Year ended September 30,	Six months ended April 30,	One month ended October 31,	Year ended September 30,
	2001	2000	2000 A	2001	2000	2000 A
Class A Shares sold	312,039	28,338	13,790	$ 2,368,467	$ 228,701	$ 127,878
Shares redeemed	(978,301)	(197,871)	(2,851,362)	(7,439,768)	(1,609,896)	(34,387,602)
Net increase (decrease)	(666,262)	(169,533)	(2,837,572)	$ (5,071,301)	$ (1,381,195)	$ (34,259,724)
Class T Shares sold	226,251	117,493	11,991	$ 1,745,356	$ 870,922	$ 139,769
Shares redeemed	(246,504)	(65,285)	-	(1,866,196)	(506,623)	-
Net increase (decrease)	(20,253)	52,208	11,991	$ (120,840)	$ 364,299	$ 139,769
Class B Shares sold	59,300	2,340	8,957	$ 454,485	$ 18,301	$ 110,185
Shares redeemed	(40,073)	-	-	(299,066)	-	-
Net increase (decrease)	19,227	2,340	8,957	$ 155,419	$ 18,301	$ 110,185
Class C Shares sold	7,851	1,116	10,024	$ 60,661	$ 8,338	$ 120,415
Shares redeemed	(2,413)	-	-	(18,993)	-	-
Net increase (decrease)	5,438	1,116	10,024	$ 41,668	$ 8,338	$ 120,415
Institutional Class Shares sold	16,350	205,747	318,509	$ 125,317	$ 1,789,668	$ 2,601,489
Shares redeemed	(16,349)	(205,747)	(310,559)	(120,147)	(1,755,022)	(2,798,137)
Net increase (decrease)	1	0	7,950	$ 5,170	$ 34,646	$ (196,648)

A Amounts shown for Class T, Class B, Class C and Institutional Class are for the period July 3, 2000 (commencement of sale of shares) to September 30, 2000.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	15,028,187.83	94.635
Against	550,353.70	3.466
Abstain	301,585.00	1.899
TOTAL	15,880,126.53	100.000

* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos*

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

AKORI-SANN-0601 134850
1.757238.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Latin America Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Latin America - CL A	-8.98%	-13.04%	20.69%
Fidelity Adv Latin America - CL A (incl. 5.75% sales charge)	-14.21%	-18.04%	13.75%
MSCI EMF - Latin America	-0.88%	-6.29%	36.53%
Latin American Funds Average	-5.34%	-9.54%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 140 stocks traded in seven Latin American markets. To measure how Class A's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months, average represents a peer group of 40 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Latin America - CL A	-13.04%	8.30%
Fidelity Adv Latin America - CL A (incl. 5.75% sales charge)	-18.04%	5.61%
MSCI EMF - Latin America	-6.29%	14.11%
Latin American Funds Average	-9.54%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Latin America Fund - Class A on December 21, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001 the value of the investment would have grown to $11,375 - a 13.75% increase on the initial investment. For comparison, look at how the MSCI EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,653 - a 36.53% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Latin America Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Latin America - CL T	-9.01%	-13.22%	20.19%
Fidelity Adv Latin America - CL T (incl. 3.50% sales charge)	-12.20%	-16.26%	15.99%
MSCI EMF - Latin America	-0.88%	-6.29%	36.53%
Latin American Funds Average	-5.34%	-9.54%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 140 stocks traded in seven Latin American markets. To measure how Class T's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 40 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Latin America - CL T	-13.22%	8.11%
Fidelity Adv Latin America - CL T (incl. 3.50% sales charge)	-16.26%	6.49%
MSCI EMF - Latin America	-6.29%	14.11%
Latin American Funds Average	-9.54%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Latin America Fund - Class T on December 21, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $11,599 - a 15.99% increase on the initial investment. For comparison, look at how the MSCI EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,653 - a 36.53% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Latin America Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Latin America - CL B	-9.10%	-13.53%	18.89%
Fidelity Adv Latin America - CL B (incl. contingent deferred sales charge)	-13.62%	-17.83%	15.89%
MSCI EMF - Latin America	-0.88%	-6.29%	36.53%
Latin American Funds Average	-5.34%	-9.54%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 140 stocks traded in seven Latin American markets. To measure how Class B's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 40 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Latin America - CL B	-13.53%	7.61%
Fidelity Adv Latin America - CL B (incl. contingent deferred sales charge)	-17.83%	6.45%
MSCI EMF - Latin America	-6.29%	14.11%
Latin American Funds Average	-9.54%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Latin America Fund - Class B on December 21, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,589- a 15.89% increase on the initial investment. For comparison, look at how the MSCI EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,653 - a 36.53% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Latin America Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Latin America - CL C	-9.26%	-13.69%	18.59%
Fidelity Adv Latin America - CL C (incl. contingent deferred sales charge)	-10.17%	-14.55%	18.59%
MSCI EMF - Latin America	-0.88%	-6.29%	36.53%
Latin American Funds Average	-5.34%	-9.54%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 140 stocks traded in seven Latin American markets. To measure how Class C's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 40 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Latin America - CL C	-13.69%	7.50%
Fidelity Adv Latin America - CL C (incl. contingent deferred sales charge)	-14.55%	7.50%
MSCI EMF - Latin America	-6.29%	14.11%
Latin American Funds Average	-9.54%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Latin America Fund - Class C on December 21, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $11,859 - an 18.59% increase on the initial investment. For comparison, look at how the MSCI EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,653 - a 36.53% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital InternationalSM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Patti Satterthwaite, Portfolio Manager of Fidelity Advisor Latin America Fund

Q. How did the fund perform, Patti?

A. For the six months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -8.98%, -9.01%, -9.10% and -9.26%, respectively. That trailed the Morgan Stanley Capital International Emerging Markets Free - Latin America Index, which returned -0.88%, and the Latin America funds average tracked by Lipper Inc., which returned -5.34% during the same period. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -13.04%, -13.22%, -13.53% and -13.69%, respectively. In comparison, the Morgan Stanley index and Lipper average returned -6.29% and -9.54%, respectively.

Q. What was the market environment like in Latin America during the past six months?

Semiannual Report

Fund Talk: The Manager's Overview - continued

A. Economic expansion, although muted by a sharp slowdown in U.S. and global demand and weakening export growth, continued to unfold in the region. Mexico benefited from above-average oil prices, stronger-than-expected consumer demand and a very strong peso - along with the dollar, one of the strongest currencies in the world during the period. The country also continued to ride a successful democratic presidential election and credit-rating upgrade, which occurred in 2000. Mexican equities were generally flat during the period, which helped buoy the index. That performance was striking given the market's high correlation to the NASDAQ in the U.S., which declined more than 37%. Brazil - the largest economy in the Latin American region - enjoyed steady growth until March when, in an unexpected move, it raised interest rates twice to support its currency, the real, and contain inflationary pressures. Brazil's rate increases, coupled with political instability in Argentina, reignited worries that economic growth in the whole region could be dampened along with share prices.

Q. Why did the fund fall short of its benchmark and peers during the six-month period?

A. Poor stock picking in Mexico and Brazil was primarily responsible. The global collapse of technology, media and telecommunications (TMT) stocks in 2000 made its way into Latin America during the second half of the period. Several of our media and cellular names took the brunt of the hit. Two stocks, TV Azteca - a television broadcasting company in Mexico that also has wireless exposure - and Brazil's Telesp Celular, accounted for more than a quarter of the fund's underperformance. Four others combined for another 35% hit: Globo Cabo - a Brazilian provider of cable TV services; Grupo Iusacell, Mexico's second largest mobile phone operator; Impsat Fiber Networks, an emerging telecommunications company with operations throughout the region; and media company Grupo Televisa all suffered sharp declines. Our peers tended to own fewer media stocks, which hurt us on a competitive basis. With respect to country positioning, despite being overweighted in Mexico relative to the index, which helped our relative performance, we tended to have less exposure than our Lipper group, which hurt on that front. Finally, having less exposure than the index to Chile - which tends to outperform in a down market - further restrained performance.

Q. Where were you able to gain ground on the index?

A. The decision to gain exposure indirectly to Argentina through Brazil was a net positive for us on a risk/return basis. What we lost by overweighting Brazil, we more than made up for by underweighting Argentina. Even though we lost ground relative to the index with our wireless exposure, we recouped some of our losses by underweighting Brazilian fixed-line carrier Tele Norte Leste and not owning Brasil Telecom. Good positioning in Telefonos de Mexico (Telmex) - the fund's top holding - was a plus. I managed to buck the negative trend in long distance by focusing on higher growth areas. However, poor performance in Telmex's mobile-phone unit, America Movil, which it spun off in 2000, negated some of our advantage. Some strong picks among beverage companies, namely Brazil's AmBev and Mexico's Fomento, helped the most, as investors sought out more defensive holdings.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. Valuations remain attractive given the positive outlook for earnings growth in the region. However, much hinges on the health of Argentina and the direction of the Mexican peso. As long as Argentina's economy continues to stagnate, there likely will be bouts of speculation about its currency being devalued, which could destabilize the economic environment throughout the region.

Note to shareholders: Effective June 30, 2001, Margaret Reynolds will become Portfolio Manager of Fidelity Advisor Latin America Fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: December 21, 1998

Size: as of April 30, 2001, more than $5 million

Manager: Patti Satterthwaite, since inception; joined Fidelity in 1986

3

Patti Satterthwaite reflects on the fund's positioning in Mexico:

"Despite Mexico's strong performance during the period, I began to actively reduce the fund's exposure there toward a more neutral weighting, reeling in the position to the point where we became slightly underweighted at the end of the period. While this stance may have hampered performance a bit relative to our average Lipper peer, which tended to be more heavily weighted in Mexico, I felt it was in our best interests longer term. I wasn't comfortable holding a bigger stake here given my concerns about the fleeting strength of the peso. After having already lived through one currency devaluation in Mexico, I chose to err on the side of caution even though these concerns might have been slightly premature. Furthermore, with Mexico's heavy reliance on exports, particularly to the U.S., it remained extremely vulnerable to further deceleration in the U.S. economy."

Note to shareholders: Fidelity Advisor Latin America Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2001, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonos de Mexico SA de CV Series L sponsored ADR (Mexico, Diversified Telecommunication Services)	9.8	12.2
Companhia de Bebidas das Americas (AmBev) sponsored ADR (Brazil, Beverages)	8.4	7.9
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	6.5	6.4
Telesp Celular Participacoes SA ADR (Brazil, Wireless Telecommunication Services)	5.4	5.3
Wal-Mart de Mexico SA de CV Series C (Mexico, Multiline Retail)	5.2	6.0
	35.3
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	23.4	16.2
Telecommunication Services	21.9	33.1
Consumer Discretionary	15.5	17.0
Financials	15.2	14.3
Energy	8.8	8.2
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	41.4	39.3
Mexico	40.6	44.7
Chile	5.0	4.6
Argentina	2.3	3.2
Panama	2.0	1.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 96.5%	Stocks 98.1%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 1.9%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
Argentina - 2.3%
Perez Companc SA sponsored ADR	8,877	$ 135,818
Brazil - 41.4%
Banco Bradesco SA (PN)	10,627,732	60,654
Banco Itau SA (PN)	1,780,000	143,274
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	7,400	210,530
Companhia de Bebidas das Americas (AmBev) sponsored ADR	20,400	497,760
Companhia Paranaense de Energia-Copel sponsored ADR	11,500	89,125
Companhia Siderurgica Nacional ADR	1,400	32,900
Companhia Vale do Rio Doce (PN-A)	10,900	252,797
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,400	62,734
Globo Cabo SA sponsored ADR (a)	14,600	81,030
Petroleo Brasileiro SA Petrobras:
(PN)	12,710	308,647
sponsored ADR	3,100	75,330
Tele Norte Leste Participacoes SA ADR	3,400	59,432
Telesp Celular Participacoes SA ADR	19,061	320,225
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,500	228,475
Votorantim Celulose e Papel SA (PN Reg.)	1,000,000	27,740
TOTAL BRAZIL		2,450,653
British Virgin Islands - 0.0%
El Sitio, Inc. (a)	4,200	3,150
Chile - 5.0%
Banco Santander Chile sponsored ADR	3,400	57,868
Banco Santiago SA sponsored ADR	1,300	27,625
Distribucion Y Servicio D&S SA sponsored ADR	8,800	127,600
Embotelladora Andina sponsored ADR Class A	2,850	38,048
Vina Concha Stet y Toro SA sponsored ADR	1,150	47,380
TOTAL CHILE		298,521
Colombia - 0.1%
Suramericana de Inversiones SA	7,000	3,585
Luxembourg - 1.1%
Quilmes Industrial SA sponsored ADR	7,200	67,248
Mexico - 40.6%
America Movil SA de CV sponsored ADR (a)	6,200	114,080
Banacci SA de CV Series O	117,000	213,245
Corporacion Interamericana de Entretenimiento SA de CV Series B (a)	33,581	118,015
Fomento Economico Mexicano SA de CV sponsored ADR	7,600	290,320
Common Stocks - continued
	Shares	Value (Note 1)
Mexico - continued
Grupo Carso SA de CV Series A1 (a)	39,000	$ 96,393
Grupo Financiero BBVA Bancomer SA de CV (GFB) Series O (a)	202,000	161,906
Grupo Iusacell SA de CV sponsored ADR (a)	12,700	103,505
Grupo Televisa SA de CV sponsored GDR (a)	7,250	275,718
Telefonos de Mexico SA de CV Series L sponsored ADR	16,775	580,413
Transport Maritima Mexicana SA de CV sponsored ADR (a)	800	10,920
TV Azteca SA de CV sponsored ADR	16,800	127,176
Wal-Mart de Mexico SA de CV Series C	139,000	310,626
TOTAL MEXICO		2,402,317
Panama - 2.0%
Panamerican Beverages, Inc. Class A	6,500	117,715
Peru - 2.0%
Compania de Minas Buenaventura SA sponsored ADR	7,800	117,468
Venezuela - 2.0%
Compania Anonima Nacional Telefono de Venezuela sponsored ADR	5,100	116,841
TOTAL COMMON STOCKS (Cost $5,537,568)		5,713,316
Cash Equivalents - 6.1%

Fidelity Cash Central Fund, 4.70% (b) (Cost $360,875)	360,875	360,875
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $5,898,443)		6,074,191
NET OTHER ASSETS - (2.6)%		(153,538)
NET ASSETS - 100%		$ 5,920,653
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $5,928,395. Net unrealized appreciation aggregated $145,796, of which $1,032,786 related to appreciated investment securities and $886,990 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $5,898,443) - See accompanying schedule		$ 6,074,191
Receivable for investments sold		45,232
Receivable for fund shares sold		15,860
Dividends receivable		38,523
Interest receivable		1,058
Receivable from investment adviser for expense reductions		11,567
Total assets		6,186,431
Liabilities
Payable to custodian bank	$ 27,073
Payable for investments purchased	215,268
Accrued management fee	3,492
Distribution fees payable	3,058
Other payables and accrued expenses	16,887
Total liabilities		265,778
Net Assets		$ 5,920,653
Net Assets consist of:
Paid in capital		$ 6,115,072
Undistributed net investment income		60,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(429,692)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		175,008
Net Assets		$ 5,920,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,013,011 ÷ 84,461 shares)	$11.99
Maximum offering price per share (100/94.25 of $11.99)	$12.72
Class T: Net Asset Value and redemption price per share ($1,833,541 ÷ 153,610 shares)	$11.94
Maximum offering price per share (100/96.50 of $11.94)	$12.37
Class B: Net Asset Value and offering price per share ($1,585,322 ÷ 134,274 shares) A	$11.81
Class C: Net Asset Value and offering price per share ($1,007,283 ÷ 85,489 shares) A	$11.78
Institutional Class: Net Asset Value, offering price and redemption price per share ($481,496 ÷ 39,901 shares)	$12.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 110,844
Special dividend from Companhia Siderurgica Nacional ADR		29,655
Interest		6,156
		146,655
Less foreign taxes withheld		(13,277)
Total income		133,378
Expenses
Management fee	$ 21,800
Transfer agent fees	14,902
Distribution fees	19,474
Accounting fees and expenses	30,019
Non-interested trustees' compensation	11
Custodian fees and expenses	3,943
Registration fees	56,413
Audit	12,793
Legal	79
Reports to shareholders	1,242
Foreign tax expenses	3,247
Miscellaneous	104
Total expenses before reductions	164,027
Expense reductions	(90,914)	73,113
Net investment income		60,265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(412,433)
Foreign currency transactions	(9,951)	(422,384)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(262,050)
Assets and liabilities in foreign currencies	(573)	(262,623)
Net gain (loss)		(685,007)
Net increase (decrease) in net assets resulting from operations		$ (624,742)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 60,265	$ (59,810)
Net realized gain (loss)	(422,384)	52,228
Change in net unrealized appreciation (depreciation)	(262,623)	181,257
Net increase (decrease) in net assets resulting from operations	(624,742)	173,675
Distributions to shareholders
From net realized gain	(30,038)	-
In excess of net realized gain	(7,308)	-
Total distributions	(37,346)	-
Share transactions - net increase (decrease)	272,510	2,224,797
Total increase (decrease) in net assets	(389,578)	2,398,472
Net Assets
Beginning of period	6,310,231	3,911,759
End of period (including undistributed net investment income of $60,265 and $0, respectively)	$ 5,920,653	$ 6,310,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 11.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15 H	(.07)	.05
Net realized and unrealized gain (loss)	(1.34)	1.69	1.59
Total from investment operations	(1.19)	1.62	1.64
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 11.99	$ 13.26	$ 11.64
Total Return B, C	(8.98)%	13.92%	16.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,013	$ 921	$ 756
Ratio of expenses to average net assets	2.11% A, F	2.06% F	2.01% A, F
Ratio of expenses to average net assets after expense reductions	2.10% A, G	2.04% G	1.99% A, G
Ratio of net investment income (loss) to average net assets	2.46% A	(.50)%	.50% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13 H	(.11)	.02
Net realized and unrealized gain (loss)	(1.32)	1.70	1.60
Total from investment operations	(1.19)	1.59	1.62
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 11.94	$ 13.21	$ 11.62
Total Return B, C	(9.01)%	13.68%	16.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,834	$ 2,041	$ 1,065
Ratio of expenses to average net assets	2.36% A, F	2.32% F	2.26% A, F
Ratio of expenses to average net assets after expense reductions	2.35% A, G	2.30% G	2.24% A, G
Ratio of net investment income (loss) to average net assets	2.21% A	(.75)%	.25% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 11.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10 H	(.18)	(.02)
Net realized and unrealized gain (loss)	(1.29)	1.68	1.60
Total from investment operations	(1.19)	1.50	1.58
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 11.81	$ 13.08	$ 11.58
Total Return B, C	(9.10)%	12.95%	15.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,585	$ 1,659	$ 912
Ratio of expenses to average net assets	2.86% A, F	2.82% F	2.76% A, F
Ratio of expenses to average net assets after expense reductions	2.85% A, G	2.80% G	2.74% A, G
Ratio of net investment income (loss) to average net assets	1.71% A	(1.25)%	(.25)% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10 H	(.18)	(.02)
Net realized and unrealized gain (loss)	(1.31)	1.68	1.59
Total from investment operations	(1.21)	1.50	1.57
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 11.78	$ 13.07	$ 11.57
Total Return B, C	(9.26)%	12.96%	15.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,007	$ 1,165	$ 708
Ratio of expenses to average net assets	2.86% A, F	2.82% F	2.76% A, F
Ratio of expenses to average net assets after expense reductions	2.85% A, G	2.80% G	2.74% A, G
Ratio of net investment income (loss) to average net assets	1.71% A	(1.25)%	(.25)% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 11.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17 H	(.04)	.07
Net realized and unrealized gain (loss)	(1.34)	1.69	1.60
Total from investment operations	(1.17)	1.65	1.67
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 12.07	$ 13.32	$ 11.67
Total Return B, C	(8.79)%	14.14%	16.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 481	$ 524	$ 472
Ratio of expenses to average net assets	1.86% A, F	1.81% F	1.76% A, F
Ratio of expenses to average net assets after expense reductions	1.85% A, G	1.79% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	2.71% A	(.25)%	.75% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,638,467 and $2,444,676, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 1,139	$ 576
Class T	4,594	1,076
Class B	8,156	6,651
Class C	5,585	3,720
	$ 19,474	$ 12,023

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,656	$ 1,909
Class T	1,673	286
Class B	1,644	1,644*
Class C	336	336*
	$ 6,309	$ 4,175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class Shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,865	.42*
Class T	5,675	.63*
Class B	3,971	.50*
Class C	2,768	.51*
Institutional Class	623	.26*
	$ 14,902

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.00%	$ 13,198
Class T	2.25%	28,830
Class B	2.75%	24,534
Class C	2.75%	17,035
Institutional Class	1.75%	6,955
		$ 90,552

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $362 under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 36% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net realized gain
Class A	$ 4,365	$ -
Class T	9,135	-
Class B	8,117	-
Class C	5,889	-
Institutional Class	2,532	-
Total	$ 30,038	$ -
In excess of net realized gain
Class A	$ 1,062	$ -
Class T	2,222	-
Class B	1,975	-
Class C	1,433	-
Institutional Class	616	-
Total	$ 7,308	$ -
	$ 37,346	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	27,367	38,689	$ 346,009	$ 580,476
Reinvestment of distributions	448	-	5,407	-
Shares redeemed	(12,809)	(34,125)	(161,903)	(491,740)
Net increase (decrease)	15,006	4,564	$ 189,513	$ 88,736
Class T Shares sold	23,906	136,912	$ 308,548	$ 2,067,473
Reinvestment of distributions	906	-	10,908	-
Shares redeemed	(25,707)	(73,981)	(323,537)	(1,109,302)
Net increase (decrease)	(895)	62,931	$ (4,081)	$ 958,171
Class B Shares sold	24,490	90,656	$ 321,245	$ 1,339,079
Reinvestment of distributions	769	-	9,154	-
Shares redeemed	(17,772)	(42,640)	(220,710)	(605,663)
Net increase (decrease)	7,487	48,016	$ 109,689	$ 733,416
Class C Shares sold	21,518	60,119	$ 269,742	$ 913,707
Reinvestment of distributions	572	-	6,806	-
Shares redeemed	(25,745)	(32,146)	(305,639)	(452,494)
Net increase (decrease)	(3,655)	27,973	$ (29,091)	$ 461,213
Institutional Class Shares sold	673	1,218	$ 8,041	$ 18,000
Reinvestment of distributions	256	-	3,107	-
Shares redeemed	(375)	(2,287)	(4,668)	(34,739)
Net increase (decrease)	554	(1,069)	$ 6,480	$ (16,739)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	4,180,194.58	98.516
Against	1,213.63	0.029
Abstain	61,752.27	1.455
TOTAL	4,243,160.48	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	4,151,855.48	97.848
Against	22,525.33	0.531
Abstain	68,779.67	1.621
TOTAL	4,243,160.48	100.000
PROPOSAL 13
To change the fund's policies concerning diversification.
	# of Votes Cast	% of Votes Cast
Affirmative	3,034,586.47	97.336
Against	22,198.83	0.712
Abstain	60,852.30	1.952
TOTAL	3,117,637.60	100.000
Broker Non-Votes	1,125,522.88
PROPOSAL 14
To modify the fund's fundamental investment objective.
	# of Votes Cast	% of Votes Cast
Affirmative	3,030,244.53	97.197
Against	22,198.83	0.712
Abstain	65,194.24	2.091
TOTAL	3,117,637.60	100.000
Broker Non-Votes	1,125,522.88
PROPOSAL 19
To amend the fundamental investment limitation concerning underwriting for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	3,023,317.96	96.975
Against	26,539.01	0.851
Abstain	67,780.63	2.174
TOTAL	3,117,637.60	100.000
Broker Non-Votes	1,125,522.88

*Denotes trust-wide proposals and voting results. The special meeting of the fund's shareholders reconvened on April 18, 2001 with respect to these proposals.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Patricia Satterthwaite, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
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Fidelity Advisor Developing Communications Fund
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Fidelity Advisor Emerging Asia Fund
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Fidelity Advisor Equity Growth Fund
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Fidelity Advisor Europe Capital Appreciation Fund
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Fidelity Advisor Intermediate Bond Fund
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Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
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Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
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Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ALAF-SANN-0601 135438
1.719833.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Latin America Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Latin America - Institutional CL	-8.79%	-12.78%	21.49%
MSCI EMF - Latin America	-0.88%	-6.29%	36.53%
Latin American Funds Average	-5.34%	-9.54%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 140 stocks traded in seven Latin American markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 40 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Latin America - Institutional CL	-12.78%	8.60%
MSCI EMF - Latin America	-6.29%	14.11%
Latin American Funds Average	-9.54%	n/a *

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Latin America Fund - Institutional Class on December 21, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $12,149 - a 21.49% increase on the initial investment. For comparison, look at how the MSCI EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,653 - a 36.53% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital InternationalSM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Patti Satterthwaite, Portfolio Manager of Fidelity Advisor Latin America Fund

Q. How did the fund perform, Patti?

A. For the six months that ended April 30, 2001, the fund's Institutional Class shares returned -8.79%, trailing the Morgan Stanley Capital International Emerging Markets Free - Latin America Index, which returned -0.88%, and the Latin America funds average tracked by Lipper Inc., which returned -5.34% during the same period. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares returned -12.78%. In comparison, the Morgan Stanley index and Lipper average returned -6.29% and -9.54%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was the market environment like in Latin America during the past six months?

A. Economic expansion, although muted by a sharp slowdown in U.S. and global demand and weakening export growth, continued to unfold in the region. Mexico benefited from above-average oil prices, stronger-than-expected consumer demand and a very strong peso - along with the dollar, one of the strongest currencies in the world during the period. The country also continued to ride a successful democratic presidential election and credit-rating upgrade, which occurred in 2000. Mexican equities were generally flat during the period, which helped buoy the index. That performance was striking given the market's high correlation to the NASDAQ in the U.S., which declined more than 37%. Brazil - the largest economy in the Latin American region - enjoyed steady growth until March when, in an unexpected move, it raised interest rates twice to support its currency, the real, and contain inflationary pressures. Brazil's rate increases, coupled with political instability in Argentina, reignited worries that economic growth in the whole region could be dampened along with share prices.

Q. Why did the fund fall short of its benchmark and peers during the six-month period?

A. Poor stock picking in Mexico and Brazil was primarily responsible. The global collapse of technology, media and telecommunications (TMT) stocks in 2000 made its way into Latin America during the second half of the period. Several of our media and cellular names took the brunt of the hit. Two stocks, TV Azteca - a television broadcasting company in Mexico that also has wireless exposure - and Brazil's Telesp Celular, accounted for more than a quarter of the fund's underperformance. Four others combined for another 35% hit: Globo Cabo - a Brazilian provider of cable TV services; Grupo Iusacell, Mexico's second largest mobile phone operator; Impsat Fiber Networks, an emerging telecommunications company with operations throughout the region; and media company Grupo Televisa all suffered sharp declines. Our peers tended to own fewer media stocks, which hurt us on a competitive basis. With respect to country positioning, despite being overweighted in Mexico relative to the index, which helped our relative performance, we tended to have less exposure than our Lipper group, which hurt on that front. Finally, having less exposure than the index to Chile - which tends to outperform in a down market - further restrained performance.

Q. Where were you able to gain ground on the index?

A. The decision to gain exposure indirectly to Argentina through Brazil was a net positive for us on a risk/return basis. What we lost by overweighting Brazil, we more than made up for by underweighting Argentina. Even though we lost ground relative to the index with our wireless exposure, we recouped some of our losses by underweighting Brazilian fixed-line carrier Tele Norte Leste and not owning Brasil Telecom. Good positioning in Telefonos de Mexico (Telmex) - the fund's top holding - was a plus. I managed to buck the negative trend in long distance by focusing on higher growth areas. However, poor performance in Telmex's mobile-phone unit, America Movil, which it spun off in 2000, negated some of our advantage. Some strong picks among beverage companies, namely Brazil's AmBev and Mexico's Fomento, helped the most, as investors sought out more defensive holdings.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. Valuations remain attractive given the positive outlook for earnings growth in the region. However, much hinges on the health of Argentina and the direction of the Mexican peso. As long as Argentina's economy continues to stagnate, there likely will be bouts of speculation about its currency being devalued, which could destabilize the economic environment throughout the region.

Note to shareholders: Effective June 30, 2001, Margaret Reynolds will become Portfolio Manager of Fidelity Advisor Latin America Fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: December 21, 1998

Size: as of April 30, 2001, more than $5 million

Manager: Patti Satterthwaite, since inception; joined Fidelity in 1986

3

Patti Satterthwaite reflects on the fund's positioning in Mexico:

"Despite Mexico's strong performance during the period, I began to actively reduce the fund's exposure there toward a more neutral weighting, reeling in the position to the point where we became slightly underweighted at the end of the period. While this stance may have hampered performance a bit relative to our average Lipper peer, which tended to be more heavily weighted in Mexico, I felt it was in our best interests longer term. I wasn't comfortable holding a bigger stake here given my concerns about the fleeting strength of the peso. After having already lived through one currency devaluation in Mexico, I chose to err on the side of caution even though these concerns might have been slightly premature. Furthermore, with Mexico's heavy reliance on exports, particularly to the U.S., it remained extremely vulnerable to further deceleration in the U.S. economy."

Note to shareholders: Fidelity Advisor Latin America Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2001, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonos de Mexico SA de CV Series L sponsored ADR (Mexico, Diversified Telecommunication Services)	9.8	12.2
Companhia de Bebidas das Americas (AmBev) sponsored ADR (Brazil, Beverages)	8.4	7.9
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	6.5	6.4
Telesp Celular Participacoes SA ADR (Brazil, Wireless Telecommunication Services)	5.4	5.3
Wal-Mart de Mexico SA de CV Series C (Mexico, Multiline Retail)	5.2	6.0
	35.3
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	23.4	16.2
Telecommunication Services	21.9	33.1
Consumer Discretionary	15.5	17.0
Financials	15.2	14.3
Energy	8.8	8.2
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	41.4	39.3
Mexico	40.6	44.7
Chile	5.0	4.6
Argentina	2.3	3.2
Panama	2.0	1.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 96.5%	Stocks 98.1%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 1.9%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
Argentina - 2.3%
Perez Companc SA sponsored ADR	8,877	$ 135,818
Brazil - 41.4%
Banco Bradesco SA (PN)	10,627,732	60,654
Banco Itau SA (PN)	1,780,000	143,274
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	7,400	210,530
Companhia de Bebidas das Americas (AmBev) sponsored ADR	20,400	497,760
Companhia Paranaense de Energia-Copel sponsored ADR	11,500	89,125
Companhia Siderurgica Nacional ADR	1,400	32,900
Companhia Vale do Rio Doce (PN-A)	10,900	252,797
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,400	62,734
Globo Cabo SA sponsored ADR (a)	14,600	81,030
Petroleo Brasileiro SA Petrobras:
(PN)	12,710	308,647
sponsored ADR	3,100	75,330
Tele Norte Leste Participacoes SA ADR	3,400	59,432
Telesp Celular Participacoes SA ADR	19,061	320,225
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,500	228,475
Votorantim Celulose e Papel SA (PN Reg.)	1,000,000	27,740
TOTAL BRAZIL		2,450,653
British Virgin Islands - 0.0%
El Sitio, Inc. (a)	4,200	3,150
Chile - 5.0%
Banco Santander Chile sponsored ADR	3,400	57,868
Banco Santiago SA sponsored ADR	1,300	27,625
Distribucion Y Servicio D&S SA sponsored ADR	8,800	127,600
Embotelladora Andina sponsored ADR Class A	2,850	38,048
Vina Concha Stet y Toro SA sponsored ADR	1,150	47,380
TOTAL CHILE		298,521
Colombia - 0.1%
Suramericana de Inversiones SA	7,000	3,585
Luxembourg - 1.1%
Quilmes Industrial SA sponsored ADR	7,200	67,248
Mexico - 40.6%
America Movil SA de CV sponsored ADR (a)	6,200	114,080
Banacci SA de CV Series O	117,000	213,245
Corporacion Interamericana de Entretenimiento SA de CV Series B (a)	33,581	118,015
Fomento Economico Mexicano SA de CV sponsored ADR	7,600	290,320
Common Stocks - continued
	Shares	Value (Note 1)
Mexico - continued
Grupo Carso SA de CV Series A1 (a)	39,000	$ 96,393
Grupo Financiero BBVA Bancomer SA de CV (GFB) Series O (a)	202,000	161,906
Grupo Iusacell SA de CV sponsored ADR (a)	12,700	103,505
Grupo Televisa SA de CV sponsored GDR (a)	7,250	275,718
Telefonos de Mexico SA de CV Series L sponsored ADR	16,775	580,413
Transport Maritima Mexicana SA de CV sponsored ADR (a)	800	10,920
TV Azteca SA de CV sponsored ADR	16,800	127,176
Wal-Mart de Mexico SA de CV Series C	139,000	310,626
TOTAL MEXICO		2,402,317
Panama - 2.0%
Panamerican Beverages, Inc. Class A	6,500	117,715
Peru - 2.0%
Compania de Minas Buenaventura SA sponsored ADR	7,800	117,468
Venezuela - 2.0%
Compania Anonima Nacional Telefono de Venezuela sponsored ADR	5,100	116,841
TOTAL COMMON STOCKS (Cost $5,537,568)		5,713,316
Cash Equivalents - 6.1%

Fidelity Cash Central Fund, 4.70% (b) (Cost $360,875)	360,875	360,875
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $5,898,443)		6,074,191
NET OTHER ASSETS - (2.6)%		(153,538)
NET ASSETS - 100%		$ 5,920,653
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $5,928,395. Net unrealized appreciation aggregated $145,796, of which $1,032,786 related to appreciated investment securities and $886,990 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $5,898,443) - See accompanying schedule		$ 6,074,191
Receivable for investments sold		45,232
Receivable for fund shares sold		15,860
Dividends receivable		38,523
Interest receivable		1,058
Receivable from investment adviser for expense reductions		11,567
Total assets		6,186,431
Liabilities
Payable to custodian bank	$ 27,073
Payable for investments purchased	215,268
Accrued management fee	3,492
Distribution fees payable	3,058
Other payables and accrued expenses	16,887
Total liabilities		265,778
Net Assets		$ 5,920,653
Net Assets consist of:
Paid in capital		$ 6,115,072
Undistributed net investment income		60,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(429,692)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		175,008
Net Assets		$ 5,920,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,013,011 ÷ 84,461 shares)	$11.99
Maximum offering price per share (100/94.25 of $11.99)	$12.72
Class T: Net Asset Value and redemption price per share ($1,833,541 ÷ 153,610 shares)	$11.94
Maximum offering price per share (100/96.50 of $11.94)	$12.37
Class B: Net Asset Value and offering price per share ($1,585,322 ÷ 134,274 shares) A	$11.81
Class C: Net Asset Value and offering price per share ($1,007,283 ÷ 85,489 shares) A	$11.78
Institutional Class: Net Asset Value, offering price and redemption price per share ($481,496 ÷ 39,901 shares)	$12.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 110,844
Special dividend from Companhia Siderurgica Nacional ADR		29,655
Interest		6,156
		146,655
Less foreign taxes withheld		(13,277)
Total income		133,378
Expenses
Management fee	$ 21,800
Transfer agent fees	14,902
Distribution fees	19,474
Accounting fees and expenses	30,019
Non-interested trustees' compensation	11
Custodian fees and expenses	3,943
Registration fees	56,413
Audit	12,793
Legal	79
Reports to shareholders	1,242
Foreign tax expenses	3,247
Miscellaneous	104
Total expenses before reductions	164,027
Expense reductions	(90,914)	73,113
Net investment income		60,265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(412,433)
Foreign currency transactions	(9,951)	(422,384)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(262,050)
Assets and liabilities in foreign currencies	(573)	(262,623)
Net gain (loss)		(685,007)
Net increase (decrease) in net assets resulting from operations		$ (624,742)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 60,265	$ (59,810)
Net realized gain (loss)	(422,384)	52,228
Change in net unrealized appreciation (depreciation)	(262,623)	181,257
Net increase (decrease) in net assets resulting from operations	(624,742)	173,675
Distributions to shareholders
From net realized gain	(30,038)	-
In excess of net realized gain	(7,308)	-
Total distributions	(37,346)	-
Share transactions - net increase (decrease)	272,510	2,224,797
Total increase (decrease) in net assets	(389,578)	2,398,472
Net Assets
Beginning of period	6,310,231	3,911,759
End of period (including undistributed net investment income of $60,265 and $0, respectively)	$ 5,920,653	$ 6,310,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 11.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15 H	(.07)	.05
Net realized and unrealized gain (loss)	(1.34)	1.69	1.59
Total from investment operations	(1.19)	1.62	1.64
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 11.99	$ 13.26	$ 11.64
Total Return B, C	(8.98)%	13.92%	16.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,013	$ 921	$ 756
Ratio of expenses to average net assets	2.11% A, F	2.06% F	2.01% A, F
Ratio of expenses to average net assets after expense reductions	2.10% A, G	2.04% G	1.99% A, G
Ratio of net investment income (loss) to average net assets	2.46% A	(.50)%	.50% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13 H	(.11)	.02
Net realized and unrealized gain (loss)	(1.32)	1.70	1.60
Total from investment operations	(1.19)	1.59	1.62
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 11.94	$ 13.21	$ 11.62
Total Return B, C	(9.01)%	13.68%	16.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,834	$ 2,041	$ 1,065
Ratio of expenses to average net assets	2.36% A, F	2.32% F	2.26% A, F
Ratio of expenses to average net assets after expense reductions	2.35% A, G	2.30% G	2.24% A, G
Ratio of net investment income (loss) to average net assets	2.21% A	(.75)%	.25% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 11.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10 H	(.18)	(.02)
Net realized and unrealized gain (loss)	(1.29)	1.68	1.60
Total from investment operations	(1.19)	1.50	1.58
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 11.81	$ 13.08	$ 11.58
Total Return B, C	(9.10)%	12.95%	15.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,585	$ 1,659	$ 912
Ratio of expenses to average net assets	2.86% A, F	2.82% F	2.76% A, F
Ratio of expenses to average net assets after expense reductions	2.85% A, G	2.80% G	2.74% A, G
Ratio of net investment income (loss) to average net assets	1.71% A	(1.25)%	(.25)% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10 H	(.18)	(.02)
Net realized and unrealized gain (loss)	(1.31)	1.68	1.59
Total from investment operations	(1.21)	1.50	1.57
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 11.78	$ 13.07	$ 11.57
Total Return B, C	(9.26)%	12.96%	15.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,007	$ 1,165	$ 708
Ratio of expenses to average net assets	2.86% A, F	2.82% F	2.76% A, F
Ratio of expenses to average net assets after expense reductions	2.85% A, G	2.80% G	2.74% A, G
Ratio of net investment income (loss) to average net assets	1.71% A	(1.25)%	(.25)% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 11.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17 H	(.04)	.07
Net realized and unrealized gain (loss)	(1.34)	1.69	1.60
Total from investment operations	(1.17)	1.65	1.67
Less Distributions
From net realized gain	(.06)	-	-
In excess of net realized gain	(.02)	-	-
Total distributions	(.08)	-	-
Net asset value, end of period	$ 12.07	$ 13.32	$ 11.67
Total Return B, C	(8.79)%	14.14%	16.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 481	$ 524	$ 472
Ratio of expenses to average net assets	1.86% A, F	1.81% F	1.76% A, F
Ratio of expenses to average net assets after expense reductions	1.85% A, G	1.79% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	2.71% A	(.25)%	.75% A
Portfolio turnover rate	87% A	52%	50% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 21, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from Companhia Siderurgica Nacional ADR which amounted to $.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,638,467 and $2,444,676, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 1,139	$ 576
Class T	4,594	1,076
Class B	8,156	6,651
Class C	5,585	3,720
	$ 19,474	$ 12,023

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,656	$ 1,909
Class T	1,673	286
Class B	1,644	1,644*
Class C	336	336*
	$ 6,309	$ 4,175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class Shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,865	.42*
Class T	5,675	.63*
Class B	3,971	.50*
Class C	2,768	.51*
Institutional Class	623	.26*
	$ 14,902

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.00%	$ 13,198
Class T	2.25%	28,830
Class B	2.75%	24,534
Class C	2.75%	17,035
Institutional Class	1.75%	6,955
		$ 90,552

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $362 under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 36% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended April 30, 2001	Year ended October 31, 2000
From net realized gain
Class A	$ 4,365	$ -
Class T	9,135	-
Class B	8,117	-
Class C	5,889	-
Institutional Class	2,532	-
Total	$ 30,038	$ -
In excess of net realized gain
Class A	$ 1,062	$ -
Class T	2,222	-
Class B	1,975	-
Class C	1,433	-
Institutional Class	616	-
Total	$ 7,308	$ -
	$ 37,346	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	27,367	38,689	$ 346,009	$ 580,476
Reinvestment of distributions	448	-	5,407	-
Shares redeemed	(12,809)	(34,125)	(161,903)	(491,740)
Net increase (decrease)	15,006	4,564	$ 189,513	$ 88,736
Class T Shares sold	23,906	136,912	$ 308,548	$ 2,067,473
Reinvestment of distributions	906	-	10,908	-
Shares redeemed	(25,707)	(73,981)	(323,537)	(1,109,302)
Net increase (decrease)	(895)	62,931	$ (4,081)	$ 958,171
Class B Shares sold	24,490	90,656	$ 321,245	$ 1,339,079
Reinvestment of distributions	769	-	9,154	-
Shares redeemed	(17,772)	(42,640)	(220,710)	(605,663)
Net increase (decrease)	7,487	48,016	$ 109,689	$ 733,416
Class C Shares sold	21,518	60,119	$ 269,742	$ 913,707
Reinvestment of distributions	572	-	6,806	-
Shares redeemed	(25,745)	(32,146)	(305,639)	(452,494)
Net increase (decrease)	(3,655)	27,973	$ (29,091)	$ 461,213
Institutional Class Shares sold	673	1,218	$ 8,041	$ 18,000
Reinvestment of distributions	256	-	3,107	-
Shares redeemed	(375)	(2,287)	(4,668)	(34,739)
Net increase (decrease)	554	(1,069)	$ 6,480	$ (16,739)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	4,180,194.58	98.516
Against	1,213.63	0.029
Abstain	61,752.27	1.455
TOTAL	4,243,160.48	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	4,151,855.48	97.848
Against	22,525.33	0.531
Abstain	68,779.67	1.621
TOTAL	4,243,160.48	100.000
PROPOSAL 13
To change the fund's policies concerning diversification.
	# of Votes Cast	% of Votes Cast
Affirmative	3,034,586.47	97.336
Against	22,198.83	0.712
Abstain	60,852.30	1.952
TOTAL	3,117,637.60	100.000
Broker Non-Votes	1,125,522.88
PROPOSAL 14
To modify the fund's fundamental investment objective.
	# of Votes Cast	% of Votes Cast
Affirmative	3,030,244.53	97.197
Against	22,198.83	0.712
Abstain	65,194.24	2.091
TOTAL	3,117,637.60	100.000
Broker Non-Votes	1,125,522.88
PROPOSAL 19
To amend the fundamental investment limitation concerning underwriting for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	3,023,317.96	96.975
Against	26,539.01	0.851
Abstain	67,780.63	2.174
TOTAL	3,117,637.60	100.000
Broker Non-Votes	1,125,522.88

*Denotes trust-wide proposals and voting results. The special meeting of the fund's shareholders reconvened on April 18, 2001 with respect to these proposals.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Patricia Satterthwaite, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stravopoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ALAFI-SANN-0601 135439
1.719834.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Overseas Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower. Prior to December 1, 1992, Fidelity® Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Overseas - CL A	-7.51%	-16.95%	46.44%	145.95%
Fidelity Adv Overseas - CL A (incl. 5.75% sales charge)	-12.82%	-21.72%	38.02%	131.80%
MSCI® EAFE®	-8.02%	-16.23%	24.00%	89.35%
International Funds Average	-9.48%	-18.18%	33.60%	115.06%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East Index (MSCI® EAFE®) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001 the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL A	-16.95%	7.93%	9.42%
Fidelity Adv Overseas - CL A (incl. 5.75% sales charge)	-21.72%	6.66%	8.77%
MSCI EAFE	-16.23%	4.40%	6.59%
International Funds Average	-18.18%	5.60%	7.67%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class A on April 30, 1991, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $23,180 - a 131.80% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $18,935 - an 89.35% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Overseas Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL T	-7.60%	-17.11%	45.72%	144.75%
Fidelity Adv Overseas - CL T (incl. 3.50% sales charge)	-10.83%	-20.01%	40.62%	136.18%
MSCI EAFE	-8.02%	-16.23%	24.00%	89.35%
International Funds Average	-9.48%	-18.18%	33.60%	115.06%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL T	-17.11%	7.82%	9.36%
Fidelity Adv Overseas - CL T (incl. 3.50% sales charge)	-20.01%	7.06%	8.97%
MSCI EAFE	-16.23%	4.40%	6.59%
International Funds Average	-18.18%	5.60%	7.67%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class T on April 30, 1991, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $23,618 - a 136.18% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $18,935 - an 89.35% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Overseas Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year, and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL B	-7.94%	-17.66%	41.25%	136.27%
Fidelity Adv Overseas - CL B (incl. contingent deferred sales charge)	-12.07%	-21.35%	39.25%	136.27%
MSCI EAFE	-8.02%	-16.23%	24.00%	89.35%
International Funds Average	-9.48%	-18.18%	33.60%	115.06%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001 the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL B	-17.66%	7.15%	8.98%
Fidelity Adv Overseas - CL B (incl. contingent deferred sales charge)	-21.35%	6.85%	8.98%
MSCI EAFE	-16.23%	4.40%	6.59%
International Funds Average	-18.18%	5.60%	7.67%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class B on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have been $23,627 - a 136.27% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $18,935 - an 89.35% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Overseas Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year, and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL C	-7.93%	-17.62%	41.32%	136.39%
Fidelity Adv Overseas - CL C (incl. contingent deferred sales charge)	-8.76%	-18.36%	41.32%	136.39%
MSCI EAFE	-8.02%	-16.23%	24.00%	89.35%
International Funds Average	-9.48%	-18.18%	33.60%	115.06%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) - a market capitalization-weighted index that is designed to represent the performance of stock markets outside the United States and Canada. As of April 30, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL C	-17.62%	7.16%	8.98%
Fidelity Adv Overseas - CL C (incl. contingent deferred sales charge)	-18.36%	7.16%	8.98%
MSCI EAFE	-16.23%	4.40%	6.59%
International Funds Average	-18.18%	5.60%	7.67%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class C on April 30, 1991. As the chart shows, by April 30, 2001 the value of the investment would have been $23,639 - a 136.39% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $18,935 - an 89.35% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International SM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Rick Mace, Portfolio Manager of Fidelity Advisor Overseas Fund

Q. How did the fund perform, Rick?

A. For the six-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -7.51%, -7.60%, -7.94% and -7.93%, respectively. For the same period, the Morgan Stanley Capital International (MSCI) EAFE Index, a broad measure of stock performance in Europe, Australasia and the Far East, returned -8.02%. The fund also compares its performance against the Lipper Inc. international funds average, which returned -9.48% during the period. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -16.95%, -17.11%, -17.66% and -17.62%, while the MSCI EAFE Index and Lipper average returned -16.23% and -18.18%, respectively.

Q. What factors helped the fund outperform its index and peer group during the past six months?

Semiannual Report

Fund Talk: The Manager's Overview - continued

A. Relatively good stock selection in the telecommunication services, information technology and financial sectors was the difference. Our overweighting of telecom stocks hurt the fund's absolute performance, but our mix of stocks in the sector outperformed those in the index. The same was true in technology, where we emphasized semiconductor stocks - such as Samsung Electronics in South Korea and U.S.-based Micron Technology - that rebounded from weakness in 2000. Turning to financials, our overweighted positions in Nomura Securities and Nikko Securities did relatively well compared to other financials.

Q. What other strategies did you pursue during the period?

A. I continued to consolidate the portfolio, reducing the number of stocks in the fund to focus on my favorite securities. Additionally, I moved the fund's positioning in Japan relative to the MSCI EAFE Index to a substantial overweighting, from an underweighting six months ago. The fund remained underweighted in the United Kingdom, as I found better-valued companies in other parts of the world. The fund's country positioning versus the index was purely a function of my bottom-up security selection process. Elsewhere, I sold our positions in oil tanker stocks - such as Teekay Shipping, based in the Marshall Islands - because the supply and demand fundamentals of oil grew less favorable.

Q. Can you elaborate on your decision to use futures contracts, which made up a larger percentage of the fund's net assets at period end than six months ago?

A. Sure. It's pretty unusual, but nonetheless it was an effective strategy. I had difficulty finding great investment ideas because there were few international stocks with attractive valuations and bright prospects. What I tried to do was use futures contracts - an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date - in a diversified way to keep the fund fully invested.

Q. What did you find more compelling about Japanese securities?

A. Basically, many Japanese stocks hit historically low valuations and we decided to buy them. I might have been early in owning these stocks; many could still be susceptible to the same economic and market cycles that the rest of the world experiences. However, I believe it was important to own them because our research shows that the earliest part of a recovery offers substantial upside that can be quick and dramatic, and I wouldn't want to miss out on it. At the same time, I felt there was little downside risk in these Japanese stocks because I believed they had reached their valuation troughs, or low points.

Q. Conversely, what did you find less attractive about U.K. companies?

A. The biggest sectors in the U.K. are telecommunications, pharmaceuticals, energy and banks. In each of these sectors, I've underweighted U.K. stocks because I've found better companies with more attractive valuations to own elsewhere in the world. For example, in the energy sector, the fund owns TotalFinaElf (France), but not BP Amoco, and Sanofi-Synthelabo (France) instead of AstraZeneca Group in pharmaceuticals. The same thing is true of banking and telecom stocks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks were top performers? Which disappointed?

A. Top contributor Samsung Electronics benefited from its cheap valuation. Shares of Canadian energy producer Talisman were helped by the upswing in energy prices and rose roughly 29%. The fund's biggest detractors were Finland's Nokia, U.K.-based Vodafone and Sweden's Ericsson, three companies in the telecom area that, on the whole, suffered from a slowdown in corporate capital spending on telecom equipment, massive restructuring costs and increased competitive pricing pressures.

Q. What's your outlook for the next six months, Rick?

A. I expect to continue to see volatile international equity markets, as various sectors vie for market leadership and global economies continue to struggle. While this market environment is challenging, it can provide rare opportunities to own very good companies at very cheap prices. Along with Fidelity's international research staff, I will be looking to identify these companies while keeping an eye on the corporate earnings front.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks growth of capital primarily through investments in foreign securities

Start date: April 23, 1990

Size: as of April 30, 2001, more than $1.8 billion

Manager: Rick Mace, since 1996; joined Fidelity in 1987

3

Rick Mace on international investing:

"One major factor driving the performance of international stocks today is the increasing evidence that industry factors are becoming significantly more important than geography in determining investment returns. Essentially, the country where a company has its headquarters has become less important than ever before, while the industry a company belongs to has become an increasingly important factor in influencing a stock's price. At Fidelity, we believe that the trends favoring industry factors will persist and strengthen, given the increasing geographical integration of various markets. Accordingly, we believe that it would be unwise for individuals to limit their investments to companies based only in the U.S. because, as industries become more global, the most attractive companies in that industry may not necessarily be based here. There are many examples of industries where the stocks of foreign-based companies have substantially outperformed their U.S. competitors during the past five years. For example, while one would have profited from investing in most telecommunications equipment manufacturers, an investment in Finland-based Nokia or Sweden's Ericsson would have far outperformed a similar investment in U.S. competitor Motorola. The same could be said of an investment in French oil company TotalFinaElf versus Exxon Mobil, or automaker Porsche rather than Ford Motor. Just as U.S. consumers often pay little attention to a particular brand's country of origin, the same should also apply to investing."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA Series B (France, Oil & Gas)	3.8	3.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.0	3.6
Nikko Securities Co. Ltd. (Japan, Diversified Financials)	2.6	1.8
Nomura Securities Co. Ltd. (Japan, Diversified Financials)	2.5	1.9
Sony Corp. (Japan, Household Durables)	2.4	2.2
	14.3
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	18.6
Information Technology	12.6	16.2
Telecommunication Services	11.0	14.1
Consumer Discretionary	10.3	12.1
Health Care	8.4	7.0
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	25.6	22.7
United Kingdom	11.5	14.0
France	11.4	10.0
Germany	6.6	2.4
Netherlands	6.3	5.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks, Investment Companies and Equity Futures 88.5%	Stocks, Investment Companies and Equity Futures 89.9%
Bonds 0.0%	Bonds 0.2%
Short-Term Investments and Net Other Assets 11.5%	Short-Term Investments and Net Other Assets 9.9%

Effective with this report, industry classifications follow the MSCI/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.1%
	Shares	Value (Note 1) (000s)
Australia - 2.2%
BHP Ltd.	699,440	$ 7,713
Cable & Wireless Optus Ltd. (a)	3,050,100	5,549
News Corp. Ltd.	565,822	5,387
News Corp. Ltd. sponsored ADR	493,500	16,044
WMC Ltd.	1,275,600	6,151
TOTAL AUSTRALIA		40,844
Canada - 2.0%
Canadian Natural Resources Ltd.	203,200	6,329
Nortel Networks Corp.	763,769	11,686
Rio Alto Exploration Ltd. (a)	430,100	8,620
Talisman Energy, Inc. (a)	245,700	10,009
TOTAL CANADA		36,644
Finland - 0.8%
Nokia AB	355,300	12,148
Sampo-Leonia Insurance Co. Ltd. (A Shares)	232,500	2,434
TOTAL FINLAND		14,582
France - 9.9%
Alcatel SA (RFD)	67,100	2,178
Aventis SA	54,014	4,154
AXA SA de CV	144,490	17,049
BNP Paribas SA	210,745	18,735
Castorama Dubois Investissements SA	56,130	12,001
Sanofi-Synthelabo SA	427,400	25,633
Suez Lyonnaise des Eaux	34,800	5,144
Television Francaise 1 SA	82,630	3,468
TotalFinaElf SA Series B	464,496	69,409
Vivendi Environment	175,600	7,690
Vivendi Universal SA	245,100	16,972
TOTAL FRANCE		182,433
Germany - 3.2%
Allianz AG (Reg. D)	68,100	19,606
BASF AG	204,800	8,809
Deutsche Boerse AG	9,577	3,072
Deutsche Lufthansa AG (Reg.)	287,100	5,502
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	28,300	8,069
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Schering AG (a)	128,700	$ 6,427
Siemens AG	107,250	7,919
TOTAL GERMANY		59,404
Hong Kong - 1.7%
China Mobile Ltd. (a)	1,662,000	8,416
China Unicom Ltd. sponsored ADR (a)	235,300	3,400
CNOOC Ltd.	2,792,000	2,703
Hutchison Whampoa Ltd.	1,165,200	12,587
Johnson Electric Holdings Ltd.	2,498,000	4,692
TOTAL HONG KONG		31,798
Ireland - 1.0%
Bank of Ireland, Inc.	982,520	9,423
Elan Corp. PLC sponsored ADR (a)	177,300	8,892
TOTAL IRELAND		18,315
Israel - 0.6%
Check Point Software Technologies Ltd. (a)	178,250	11,182
Italy - 1.6%
Olivetti Spa	1,353,000	3,021
San Paolo IMI Spa	351,300	4,896
Telecom Italia Spa	1,501,428	16,647
Unicredito Italiano Spa	1,003,600	4,716
TOTAL ITALY		29,280
Japan - 24.1%
Advantest Corp.	19,200	2,231
Anritsu Corp.	359,000	5,827
Asahi Breweries Ltd.	464,000	5,267
Asahi Chemical Industry Co. Ltd.	383,000	1,998
Canon, Inc.	463,000	18,497
Credit Saison Co. Ltd.	352,700	7,564
Daiwa Securities Group, Inc.	2,166,000	24,869
Fujitsu Ltd.	577,000	8,045
Furukawa Electric Co. Ltd.	860,000	10,403
Hitachi Ltd.	35,000	345
Ito-Yokado Co. Ltd.	385,000	21,755
JAFCO Co. Ltd.	72,900	8,717
KDDI Corp.	732	2,996
Konami Corp.	85,700	4,168
Kyocera Corp.	125,000	12,361
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Matsushita Electric Industrial Co. Ltd.	374,000	$ 6,223
Mitsubishi Electric Corp.	1,552,000	9,419
Mitsubishi Estate Co. Ltd. (a)	444,000	4,548
Mitsui Fudosan Co. Ltd.	198,000	1,989
NEC Corp.	603,000	11,058
Nikko Securities Co. Ltd.	5,508,000	47,431
Nippon Telegraph & Telephone Corp.	4,153	26,737
Nomura Securities Co. Ltd.	2,165,000	46,342
NTT DoCoMo, Inc.	1,023	21,310
Oki Electric Industry Co. Ltd. (a)	604,000	3,022
ORIX Corp.	158,800	14,052
Rohm Co. Ltd.	44,100	7,884
Sony Corp.	587,000	44,994
Sumitomo Electric Industries Ltd.	246,000	3,083
Takeda Chemical Industries Ltd.	407,000	19,894
Tokyo Electron Ltd.	28,900	2,133
Toshiba Corp.	2,211,000	14,706
Toyota Motor Corp.	669,500	22,567
Yamanouchi Pharmaceutical Co. Ltd.	84,000	2,356
TOTAL JAPAN		444,791
Korea (South) - 1.2%
Hynix Semiconductor, Inc. (a)	1,111,380	2,857
Samsung Electronics Co. Ltd.	90,400	15,719
SK Telecom Co. Ltd. sponsored ADR	198,700	4,183
TOTAL KOREA (SOUTH)		22,759
Mexico - 0.2%
Telefonos de Mexico SA de CV Series L sponsored ADR	110,100	3,809
Netherlands - 6.3%
Akzo Nobel NV	130,200	5,423
ASM Lithography Holding NV (a)	160,400	4,241
Heineken NV	89,700	4,652
ING Groep NV (Certificaten Van Aandelen)	321,273	21,939
Koninklijke Ahold NV	714,730	22,194
Koninklijke Philips Electronics NV	529,358	15,550
Royal Dutch Petroleum Co. (Hague Registry)	487,900	29,069
Vendex KBB NV	522,900	7,423
VNU NV	78,400	3,259
Wolters Kluwer NV (Certificaten Van Aandelen)	85,900	2,376
TOTAL NETHERLANDS		116,126
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Norway - 0.2%
Norsk Hydro AS	95,200	$ 4,155
Singapore - 0.7%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	257,100	8,225
Overseas Union Bank Ltd.	631,272	2,461
United Overseas Bank Ltd.	381,488	2,534
TOTAL SINGAPORE		13,220
Spain - 2.5%
Banco Popular Espanol SA (Reg.)	147,200	5,255
Banco Santander Central Hispano SA	1,352,760	13,442
Telefonica SA	1,665,400	28,192
TOTAL SPAIN		46,889
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson AB (B Shares)	1,906,100	12,275
Switzerland - 5.9%
Credit Suisse Group (Reg.)	115,508	21,533
Julius Baer Holding AG	737	3,194
Nestle SA (Reg.)	17,647	36,529
Novartis AG (Reg.)	6,923	10,756
Swiss Reinsurance Co. (Reg.)	2,560	5,038
Swisscom AG	15,630	4,062
UBS AG (Reg. D)	92,008	13,998
Zurich Financial Services AG	36,510	12,981
TOTAL SWITZERLAND		108,091
Taiwan - 2.0%
Siliconware Precision Industries Co. Ltd.	6,356,000	4,947
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,918,451	10,842
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	189,900	4,603
United Microelectronics Corp.	8,330,600	13,298
United Microelectronics Corp. sponsored ADR	270,600	2,974
TOTAL TAIWAN		36,664
United Kingdom - 10.1%
Amvescap PLC	210,700	3,926
Billiton PLC	2,397,300	11,801
British Telecommunications PLC	711,500	5,756
Carlton Communications PLC	762,300	4,658
Diageo PLC	571,800	6,014
GlaxoSmithKline PLC (a)	1,441,869	38,620
HSBC Holdings PLC (Reg.)	955,700	12,489
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Lloyds TSB Group PLC	3,089,600	$ 32,120
Reed International PLC	385,000	3,818
Rio Tinto PLC (Reg. D)	451,600	9,151
Vodafone Group PLC	18,167,816	55,121
WPP Group PLC	325,200	3,897
TOTAL UNITED KINGDOM		187,371
United States of America - 3.2%
Bristol-Myers Squibb Co.	315,600	17,674
Micron Technology, Inc. (a)	114,300	5,187
Pfizer, Inc.	274,600	11,890
Phelps Dodge Corp.	59,500	2,662
Reliant Resources, Inc.	8,200	246
Schering-Plough Corp.	260,300	10,032
VoiceStream Wireless Corp.	109,817	11,531
TOTAL UNITED STATES OF AMERICA		59,222
TOTAL COMMON STOCKS (Cost $1,402,961)		1,479,854
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
SAP AG (Cost $17,762)	134,300	21,649
Investment Companies - 0.1%

Multi-National - 0.1%
European Warrant Fund, Inc. (Cost $3,643)	220,200	1,577
Government Obligations - 1.4%
Moody's Ratings (unaudited) (e)			Principal Amount (000s) (c)
Germany - 0.9%
Germany Federal Republic 4.45% 7/13/01	-	EUR	18,000	15,826
Government Obligations - continued
Moody's Ratings (unaudited) (e)			Principal Amount (000s) (c)	Value (Note 1) (000s)
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 3.61% to 5.01% 5/10/01 to 7/12/01 (d)	-		$ 9,900	$ 9,879
TOTAL GOVERNMENT OBLIGATIONS (Cost $25,707)				25,705
Cash Equivalents - 18.8%
	Shares
Fidelity Cash Central Fund, 4.70% (b)	304,910,653	304,911
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	42,482,156	42,482
TOTAL CASH EQUIVALENTS (Cost $347,393)		347,393
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,797,466)		1,876,178
NET OTHER ASSETS - (1.5)%		(28,532)
NET ASSETS - 100%		$ 1,847,646
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
556 CAC 40 Index Contracts (France)	July 2001	$ 27,579	$ 2,749
187 DAX 30 Index Contracts (Germany)	June 2001	26,047	674
659 Dow Jones Euro Stoxx 50 Index Contracts	June 2001	26,403	1,236
305 FTSE 100 Index Contracts (United Kingdom)	June 2001	26,170	354
242 Topix Index Contracts (Japan)	June 2001	26,835	3,274
		$ 133,034	$ 8,287
The face value of futures purchased as a percentage of net assets - 7.2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,648,000.
(e) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,813,750,000. Net unrealized appreciation aggregated $62,428,000, of which $229,697,000 related to appreciated investment securities and $167,269,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,560) (cost $1,797,466) - See accompanying schedule		$ 1,876,178
Cash		3
Foreign currency held at value (cost $31,180)		31,023
Receivable for investments sold		19,444
Receivable for fund shares sold		8,890
Dividends receivable		4,440
Interest receivable		1,156
Receivable for daily variation on futures contracts		949
Other receivables		114
Total assets		1,942,197
Liabilities
Payable for investments purchased	$ 41,556
Payable for fund shares redeemed	7,929
Accrued management fee	1,130
Distribution fees payable	764
Other payables and accrued expenses	690
Collateral on securities loaned, at value	42,482
Total liabilities		94,551
Net Assets		$ 1,847,646
Net Assets consist of:
Paid in capital		$ 1,858,132
Distributions in excess of net investment income		(34,826)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(62,493)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,833
Net Assets		$ 1,847,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,312 ÷ 3,621 shares)	$16.38
Maximum offering price per share (100/94.25 of $16.38)	$17.38
Class T: Net Asset Value and redemption price per share ($1,529,171 ÷ 91,757 shares)	$16.67
Maximum offering price per share (100/96.50 of $16.67)	$17.27
Class B: Net Asset Value and offering price per share ($110,376 ÷ 6,851 shares) A	$16.11
Class C: Net Asset Value and offering price per share ($68,988 ÷ 4,219 shares) A	$16.35
Institutional Class: Net Asset Value, offering price and redemption price per share ($79,799 ÷ 4,856 shares)	$16.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 9,340
Interest		7,975
Security lending		153
		17,468
Less foreign taxes withheld		(1,449)
Total income		16,019
Expenses
Management fee Basic fee	$ 6,830
Performance adjustment	124
Transfer agent fees	2,287
Distribution fees	4,879
Accounting and security lending fees	456
Non-interested trustees' compensation	4
Custodian fees and expenses	402
Registration fees	150
Audit	36
Legal	28
Reports to shareholders	140
Miscellaneous	5
Total expenses before reductions	15,341
Expense reductions	(169)	15,172
Net investment income		847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(65,260)
Foreign currency transactions	(298)
Futures contracts	(5,451)	(71,009)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(92,682)
Assets and liabilities in foreign currencies	(4)
Futures contracts	9,041	(83,645)
Net gain (loss)		(154,654)
Net increase (decrease) in net assets resulting from operations		$ (153,807)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 847	$ 1,573
Net realized gain (loss)	(71,009)	217,752
Change in net unrealized appreciation (depreciation)	(83,645)	(219,410)
Net increase (decrease) in net assets resulting from operations	(153,807)	(85)
Distributions to shareholders From net investment income	(846)	(5,290)
In excess of net investment income	(33,779)	(5,539)
From net realized gain	(170,612)	(81,508)
Total distributions	(205,237)	(92,337)
Share transactions - net increase (decrease)	194,232	388,023
Total increase (decrease) in net assets	(164,812)	295,601
Net Assets
Beginning of period	2,012,458	1,716,857
End of period (including under (over) distribution of net investment income of $(34,826) and $57,980, respectively)	$ 1,847,646	$ 2,012,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 19.88	$ 20.59	$ 16.32	$ 16.89	$ 15.29	$ 14.98
Income from Investment Operations
Net investment income D	.02	.06 H	.10	.09	.09	.04
Net realized and unrealized gain (loss)	(1.37)	.38 I	4.42	.51	2.39	.27
Total from investment operations	(1.35)	.44	4.52	.60	2.48	.31
Less Distributions
From net investment income	(.01)	(.08)	(.11)	(.21)	(.25)	-
In excess of net investment income	(.42)	(.09)	-	-	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)	(.63)	-
Total distributions	(2.15)	(1.15)	(.25)	(1.17)	(.88)	-
Net asset value, end of period	$ 16.38	$ 19.88	$ 20.59	$ 16.32	$ 16.89	$ 15.29
Total Return B, C	(7.51)%	1.78%	28.05%	3.73%	16.95%	2.07%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 44	$ 23	$ 12	$ 5	$ 1
Ratio of expenses to average net assets	1.48% A	1.49%	1.55%	1.55% F	1.90% F	1.16% A, F
Ratio of expenses to average net assets after expense reductions	1.46% A, G	1.46% G	1.52% G	1.54% G	1.89% G	1.16% A
Ratio of net investment income to average net assets	.29% A	.28%	.57%	.51%	.53%	1.74% A
Portfolio turnover rate	110% A	132%	85%	74%	70%	82%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from which amounted to $.04 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights Class - T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 20.83	$ 16.48	$ 17.02	$ 15.30	$ 13.92
Income from Investment Operations
Net investment income D	.01	.02 F	.07	.06	.13	.19 F
Net realized and unrealized gain (loss)	(1.40)	.39 G	4.46	.52	2.38	1.29
Total from investment operations	(1.39)	.41	4.53	.58	2.51	1.48
Less Distributions
From net investment income	(.01)	(.06)	(.04)	(.16)	(.16)	(.09)
In excess of net investment income	(.34)	(.07)	-	-	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)	(.63)	(.01)
Total distributions	(2.07)	(1.11)	(.18)	(1.12)	(.79)	(.10)
Net asset value, end of period	$ 16.67	$ 20.13	$ 20.83	$ 16.48	$ 17.02	$ 15.30
Total Return B, C	(7.60)%	1.62%	27.74%	3.57%	17.07%	10.69%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,529	$ 1,678	$ 1,480	$ 1,086	$ 1,111	$ 995
Ratio of expenses to average net assets	1.64% A	1.67%	1.72%	1.74%	1.66%	1.61%
Ratio of expenses to average net assets after expense reductions	1.63% A, E	1.65% E	1.69% E	1.72% E	1.65% E	1.60% E
Ratio of net investment income to average net assets	.12% A	.10%	.39%	.35%	.80%	1.30%
Portfolio turnover rate	110% A	132%	85%	74%	70%	82%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Investment income per share reflects a special dividend from which amounted to $.04 per share.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 20.25	$ 16.08	$ 16.69	$ 15.06	$ 13.92
Income from Investment Operations
Net investment income (loss) D	(.04)	(.11) E	(.03)	(.03)	.02	.08 E
Net realized and unrealized gain (loss)	(1.37)	.39 H	4.34	.51	2.36	1.26
Total from investment operations	(1.41)	.28	4.31	.48	2.38	1.34
Less Distributions
From net investment income	(.01)	(.03)	-	(.13)	(.12)	(.19)
In excess of net investment income	(.24)	(.03)	-	-	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)	(.63)	(.01)
Total distributions	(1.97)	(1.04)	(.14)	(1.09)	(.75)	(.20)
Net asset value, end of period	$ 16.11	$ 19.49	$ 20.25	$ 16.08	$ 16.69	$ 15.06
Total Return B, C	(7.94)%	1.02%	27.00%	3.00%	16.41%	9.73%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 125	$ 89	$ 58	$ 40	$ 19
Ratio of expenses to average net assets	2.29% A	2.27%	2.29% F	2.30% F	2.30%	2.37%
Ratio of expenses to average net assets after expense reductions	2.27% A, G	2.25% G	2.26% G	2.29% G	2.29% G	2.37%
Ratio of net investment income (loss) to average net assets	(.53)% A	(.50)%	(.18)%	(.19)%	.15%	.53%
Portfolio turnover rate	110% A	132%	85%	74%	70%	82%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend from which amounted to $.04 per share.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 19.80	$ 20.58	$ 16.37	$ 17.23
Income from Investment Operations
Net investment income (loss) D	(.04)	(.10) H	(.02)	(.03)
Net realized and unrealized gain (loss)	(1.39)	.39 I	4.43	.29
Total from investment operations	(1.43)	.29	4.41	.26
Less Distributions
From net investment income	(.01)	(.04)	(.06)	(.16)
In excess of net investment income	(.29)	(.05)	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)
Total distributions	(2.02)	(1.07)	(.20)	(1.12)
Net asset value, end of period	$ 16.35	$ 19.80	$ 20.58	$ 16.37
Total Return B, C	(7.93)%	1.05%	27.21%	2.84%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 76	$ 35	$ 15
Ratio of expenses to average net assets	2.22% A	2.22%	2.25% F	2.30% A, F
Ratio of expenses to average net assets after expense reductions	2.20% A, G	2.20% G	2.22% G	2.30% A
Ratio of net investment income (loss) to average net assets	(.45)% A	(.45)%	(.13)%	(.20)% A
Portfolio turnover rate	110% A	132%	85%	74%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from which amounted to $.04 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 20.62	$ 16.36	$ 16.92	$ 15.20	$ 13.97
Income from Investment Operations
Net investment income D	.06	.14 F	.17	.13	.22	.21 F
Net realized and unrealized gain (loss)	(1.39)	.38 G	4.39	.53	2.36	1.24
Total from investment operations	(1.33)	.52	4.56	.66	2.58	1.45
Less Distributions
From net investment income	(.01)	(.10)	(.16)	(.26)	(.23)	(.21)
In excess of net investment income	(.46)	(.11)	-	-	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)	(.63)	(.01)
Total distributions	(2.19)	(1.19)	(.30)	(1.22)	(.86)	(.22)
Net asset value, end of period	$ 16.43	$ 19.95	$ 20.62	$ 16.36	$ 16.92	$ 15.20
Total Return B, C	(7.38)%	2.18%	28.30%	4.11%	17.73%	10.51%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 90	$ 90	$ 77	$ 38	$ 16
Ratio of expenses to average net assets	1.07% A	1.13%	1.18%	1.26%	1.17%	1.44%
Ratio of expenses to average net assets after expense reductions	1.05% A, E	1.11% E	1.15% E	1.24% E	1.16% E	1.43% E
Ratio of net investment income to average net assets	.69% A	.63%	.94%	.76%	1.31%	1.46%
Portfolio turnover rate	110% A	132%	85%	74%	70%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Investment income per share reflects a special dividend from which amounted to $.04 per share.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. At the end of the period, certain securities including Japanese securities were valued in this manner. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or short-term gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $857,261,000 and $987,321,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $318,544,000 and $190,060,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .76% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 64,000	$ 1,000
Class T	3,890,000	56,000
Class B	575,000	432,000
Class C	350,000	135,000
	$ 4,879,000	$ 624,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 62,000	$ 25,000
Class T	127,000	43,000
Class B	145,000	145,000*
Class C	23,000	23,000*
	$ 357,000	$ 236,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 83,000.33
Class T	1,816,000.24
Class B	210,000.38
Class C	103,000.30
Institutional Class	75,000.18
	$ 2,287,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc, an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $167,000 under this arrangement.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,000 under this arrangement.

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 17% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 27	$ 95
Class T	701	4,533
Class B	39	132
Class C	28	76
Institutional Class	51	454
Total	$ 846	$ 5,290
In excess of net investment income
Class A	$ 1,085	$ 99
Class T	27,999	4,748
Class B	1,554	138
Class C	1,102	79
Institutional Class	2,039	475
Total	$ 33,779	$ 5,539
From net realized gain
Class A	$ 4,448	$ 1,120
Class T	141,076	69,969
Class B	10,959	4,396
Class C	6,481	1,690
Institutional Class	7,648	4,333
Total	$ 170,612	$ 81,508
	$ 205,237	$ 92,337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Amounts in thousands	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	7,818	4,566	$ 130,642	$ 100,132
Reinvestment of distributions	300	57	5,252	1,222
Shares redeemed	(6,716)	(3,543)	(110,965)	(78,300)
Net increase (decrease)	1,402	1,080	$ 24,929	$ 23,054
Class T Shares sold	23,872	50,328	$ 415,457	$ 1,122,012
Reinvestment of distributions	9,114	3,494	162,859	75,183
Shares redeemed	(24,598)	(41,478)	(431,355)	(926,640)
Net increase (decrease)	8,388	12,344	$ 146,961	$ 270,555
Class B Shares sold	645	2,974	$ 10,891	$ 64,992
Reinvestment of distributions	635	196	11,006	4,107
Shares redeemed	(827)	(1,177)	(13,659)	(25,357)
Net increase (decrease)	453	1,993	$ 8,238	$ 43,742
Class C Shares sold	1,370	3,639	$ 23,361	$ 80,303
Reinvestment of distributions	343	76	6,023	1,630
Shares redeemed	(1,318)	(1,582)	(22,380)	(34,658)
Net increase (decrease)	395	2,133	$ 7,004	$ 47,275
Institutional Class Shares sold	3,135	2,113	$ 53,720	$ 47,118
Reinvestment of distributions	194	99	3,418	2,115
Shares redeemed	(2,962)	(2,077)	(50,038)	(45,836)
Net increase (decrease)	367	135	$ 7,100	$ 3,397

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,216,838,366.38	96.723
Against	6,930,284.43	0.551
Abstain	34,295,408.36	2.726
TOTAL	1,258,064,059.17	100.000
PROPOSAL 6
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,191,036,723.45	94.672
Against	24,070,596.84	1.913
Abstain	42,956,738.88	3.415
TOTAL	1,258,064,059.17	100.000
PROPOSAL 8
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,192,696,988.57	94.804
Against	22,458,367.03	1.785
Abstain	42,908,703.57	3.411
TOTAL	1,258,064,059.17	100.000
PROPOSAL 9
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,191,743,211.06	94.728
Against	23,068,054.86	1.834
Abstain	43,252,793.25	3.438
TOTAL	1,258,064,059.17	100.000
PROPOSAL 10
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,192,668,616.44	94.802
Against	22,442,862.33	1.784
Abstain	42,952,580.40	3.414
TOTAL	1,258,064,059.17	100.000
PROPOSAL 11
To approve an amended sub-advisory agreement between FIIA and Fidelity International Investment Advisors (U.K.) Limited for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,192,269,898.15	94.770
Against	22,876,834.77	1.819
Abstain	42,917,326.25	3.411
TOTAL	1,258,064,059.17	100.000
PROPOSAL 12
To approve an amended sub-advisory agreement between FIIA and Fidelity Investments Japan Limited (FIJ) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,189,996,529.34	94.590
Against	24,110,505.37	1.916
Abstain	43,957,024.46	3.494
TOTAL	1,258,064,059.17	100.000
PROPOSAL 17
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	918,633,405.46	92.015
Against	31,750,196.10	3.180
Abstain	47,968,351.63	4.805
TOTAL	998,351,953.19	100.000
Broker Non-Votes	259,712,105.98
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	929,765,164.39	93.130
Against	22,463,366.54	2.250
Abstain	46,123,422.26	4.620
TOTAL	998,351,953.19	100.000
Broker Non-Votes	259,712,105.98

*Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Richard R. Mace, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

OS-SANN-0601 135440
1.703565.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Overseas Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to December 1, 1992, Fidelity® Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Overseas - Inst CL	-7.38%	-16.70%	48.82%	150.93%
MSCI® EAFE®	-8.02%	-16.23%	24.00%	89.35%
International Funds Average	-9.48%	-18.18%	33.60%	115.06%

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East Index (MSCI® EAFE®) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - Inst CL	-16.70%	8.28%	9.64%
MSCI EAFE	-16.23%	4.40%	6.59%
International Funds Average	-18.18%	5.60%	7.67%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Institutional Class on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $25,093 - a 150.93% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $18,935 - an 89.35% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International SM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Rick Mace, Portfolio Manager of Fidelity Advisor Overseas Fund

Q. How did the fund perform, Rick?

A. For the six-month period that ended April 30, 2001, the fund's Institutional Class shares returned -7.38%. For the same period, the Morgan Stanley Capital International (MSCI) EAFE Index, a broad measure of stock performance in Europe, Australasia and the Far East, returned -8.02%. The fund also compares its performance against the Lipper Inc. international funds average, which returned -9.48% during the period. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares returned -16.70%, while the MSCI EAFE Index and Lipper average returned -16.23% and -18.18%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped the fund outperform its index and peer group during the past six months?

A. Relatively good stock selection in the telecommunication services, information technology and financial sectors was the difference. Our overweighting of telecom stocks hurt the fund's absolute performance, but our mix of stocks in the sector outperformed those in the index. The same was true in technology, where we emphasized semiconductor stocks - such as Samsung Electronics in South Korea and U.S.-based Micron Technology - that rebounded from weakness in 2000. Turning to financials, our overweighted positions in Nomura Securities and Nikko Securities did relatively well compared to other financials.

Q. What other strategies did you pursue during the period?

A. I continued to consolidate the portfolio, reducing the number of stocks in the fund to focus on my favorite securities. Additionally, I moved the fund's positioning in Japan relative to the MSCI EAFE Index to a substantial overweighting, from an underweighting six months ago. The fund remained underweighted in the United Kingdom, as I found better-valued companies in other parts of the world. The fund's country positioning versus the index was purely a function of my bottom-up security selection process. Elsewhere, I sold our positions in oil tanker stocks - such as Teekay Shipping, based in the Marshall Islands - because the supply and demand fundamentals of oil grew less favorable.

Q. Can you elaborate on your decision to use futures contracts, which made up a larger percentage of the fund's net assets at period end than six months ago?

A. Sure. It's pretty unusual, but nonetheless it was an effective strategy. I had difficulty finding great investment ideas because there were few international stocks with attractive valuations and bright prospects. What I tried to do was use futures contracts - an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date - in a diversified way to keep the fund fully invested.

Q. What did you find more compelling about Japanese securities?

A. Basically, many Japanese stocks hit historically low valuations and we decided to buy them. I might have been early in owning these stocks; many could still be susceptible to the same economic and market cycles that the rest of the world experiences. However, I believe it was important to own them because our research shows that the earliest part of a recovery offers substantial upside that can be quick and dramatic, and I wouldn't want to miss out on it. At the same time, I felt there was little downside risk in these Japanese stocks because I believed they had reached their valuation troughs, or low points.

Q. Conversely, what did you find less attractive about U.K. companies?

A. The biggest sectors in the U.K. are telecommunications, pharmaceuticals, energy and banks. In each of these sectors, I've underweighted U.K. stocks because I've found better companies with more attractive valuations to own elsewhere in the world. For example, in the energy sector, the fund owns TotalFinaElf (France), but not BP Amoco, and Sanofi-Synthelabo (France) instead of AstraZeneca Group in pharmaceuticals. The same thing is true of banking and telecom stocks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks were top performers? Which disappointed?

A. Top contributor Samsung Electronics benefited from its cheap valuation. Shares of Canadian energy producer Talisman were helped by the upswing in energy prices and rose roughly 29%. The fund's biggest detractors were Finland's Nokia, U.K.-based Vodafone and Sweden's Ericsson, three companies in the telecom area that, on the whole, suffered from a slowdown in corporate capital spending on telecom equipment, massive restructuring costs and increased competitive pricing pressures.

Q. What's your outlook for the next six months, Rick?

A. I expect to continue to see volatile international equity markets, as various sectors vie for market leadership and global economies continue to struggle. While this market environment is challenging, it can provide rare opportunities to own very good companies at very cheap prices. Along with Fidelity's international research staff, I will be looking to identify these companies while keeping an eye on the corporate earnings front.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks growth of capital primarily through investments in foreign securities

Start date: April 23, 1990

Size: as of April 30, 2001, more than $1.8 billion

Manager: Rick Mace, since 1996; joined Fidelity in 1987

3

Rick Mace on international investing:

"One major factor driving the performance of international stocks today is the increasing evidence that industry factors are becoming significantly more important than geography in determining investment returns. Essentially, the country where a company has its headquarters has become less important than ever before, while the industry a company belongs to has become an increasingly important factor in influencing a stock's price. At Fidelity, we believe that the trends favoring industry factors will persist and strengthen, given the increasing geographical integration of various markets. Accordingly, we believe that it would be unwise for individuals to limit their investments to companies based only in the U.S. because, as industries become more global, the most attractive companies in that industry may not necessarily be based here. There are many examples of industries where the stocks of foreign-based companies have substantially outperformed their U.S. competitors during the past five years. For example, while one would have profited from investing in most telecommunications equipment manufacturers, an investment in Finland-based Nokia or Sweden's Ericsson would have far outperformed a similar investment in U.S. competitor Motorola. The same could be said of an investment in French oil company TotalFinaElf versus Exxon Mobil, or automaker Porsche rather than Ford Motor. Just as U.S. consumers often pay little attention to a particular brand's country of origin, the same should also apply to investing."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA Series B (France, Oil & Gas)	3.8	3.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.0	3.6
Nikko Securities Co. Ltd. (Japan, Diversified Financials)	2.6	1.8
Nomura Securities Co. Ltd. (Japan, Diversified Financials)	2.5	1.9
Sony Corp. (Japan, Household Durables)	2.4	2.2
	14.3
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	18.6
Information Technology	12.6	16.2
Telecommunication Services	11.0	14.1
Consumer Discretionary	10.3	12.1
Health Care	8.4	7.0
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	25.6	22.7
United Kingdom	11.5	14.0
France	11.4	10.0
Germany	6.6	2.4
Netherlands	6.3	5.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks, Investment Companies and Equity Futures 88.5%	Stocks, Investment Companies and Equity Futures 89.9%
Bonds 0.0%	Bonds 0.2%
Short-Term Investments and Net Other Assets 11.5%	Short-Term Investments and Net Other Assets 9.9%

Effective with this report, industry classifications follow the MSCI/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.1%
	Shares	Value (Note 1) (000s)
Australia - 2.2%
BHP Ltd.	699,440	$ 7,713
Cable & Wireless Optus Ltd. (a)	3,050,100	5,549
News Corp. Ltd.	565,822	5,387
News Corp. Ltd. sponsored ADR	493,500	16,044
WMC Ltd.	1,275,600	6,151
TOTAL AUSTRALIA		40,844
Canada - 2.0%
Canadian Natural Resources Ltd.	203,200	6,329
Nortel Networks Corp.	763,769	11,686
Rio Alto Exploration Ltd. (a)	430,100	8,620
Talisman Energy, Inc. (a)	245,700	10,009
TOTAL CANADA		36,644
Finland - 0.8%
Nokia AB	355,300	12,148
Sampo-Leonia Insurance Co. Ltd. (A Shares)	232,500	2,434
TOTAL FINLAND		14,582
France - 9.9%
Alcatel SA (RFD)	67,100	2,178
Aventis SA	54,014	4,154
AXA SA de CV	144,490	17,049
BNP Paribas SA	210,745	18,735
Castorama Dubois Investissements SA	56,130	12,001
Sanofi-Synthelabo SA	427,400	25,633
Suez Lyonnaise des Eaux	34,800	5,144
Television Francaise 1 SA	82,630	3,468
TotalFinaElf SA Series B	464,496	69,409
Vivendi Environment	175,600	7,690
Vivendi Universal SA	245,100	16,972
TOTAL FRANCE		182,433
Germany - 3.2%
Allianz AG (Reg. D)	68,100	19,606
BASF AG	204,800	8,809
Deutsche Boerse AG	9,577	3,072
Deutsche Lufthansa AG (Reg.)	287,100	5,502
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	28,300	8,069
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Schering AG (a)	128,700	$ 6,427
Siemens AG	107,250	7,919
TOTAL GERMANY		59,404
Hong Kong - 1.7%
China Mobile Ltd. (a)	1,662,000	8,416
China Unicom Ltd. sponsored ADR (a)	235,300	3,400
CNOOC Ltd.	2,792,000	2,703
Hutchison Whampoa Ltd.	1,165,200	12,587
Johnson Electric Holdings Ltd.	2,498,000	4,692
TOTAL HONG KONG		31,798
Ireland - 1.0%
Bank of Ireland, Inc.	982,520	9,423
Elan Corp. PLC sponsored ADR (a)	177,300	8,892
TOTAL IRELAND		18,315
Israel - 0.6%
Check Point Software Technologies Ltd. (a)	178,250	11,182
Italy - 1.6%
Olivetti Spa	1,353,000	3,021
San Paolo IMI Spa	351,300	4,896
Telecom Italia Spa	1,501,428	16,647
Unicredito Italiano Spa	1,003,600	4,716
TOTAL ITALY		29,280
Japan - 24.1%
Advantest Corp.	19,200	2,231
Anritsu Corp.	359,000	5,827
Asahi Breweries Ltd.	464,000	5,267
Asahi Chemical Industry Co. Ltd.	383,000	1,998
Canon, Inc.	463,000	18,497
Credit Saison Co. Ltd.	352,700	7,564
Daiwa Securities Group, Inc.	2,166,000	24,869
Fujitsu Ltd.	577,000	8,045
Furukawa Electric Co. Ltd.	860,000	10,403
Hitachi Ltd.	35,000	345
Ito-Yokado Co. Ltd.	385,000	21,755
JAFCO Co. Ltd.	72,900	8,717
KDDI Corp.	732	2,996
Konami Corp.	85,700	4,168
Kyocera Corp.	125,000	12,361
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Matsushita Electric Industrial Co. Ltd.	374,000	$ 6,223
Mitsubishi Electric Corp.	1,552,000	9,419
Mitsubishi Estate Co. Ltd. (a)	444,000	4,548
Mitsui Fudosan Co. Ltd.	198,000	1,989
NEC Corp.	603,000	11,058
Nikko Securities Co. Ltd.	5,508,000	47,431
Nippon Telegraph & Telephone Corp.	4,153	26,737
Nomura Securities Co. Ltd.	2,165,000	46,342
NTT DoCoMo, Inc.	1,023	21,310
Oki Electric Industry Co. Ltd. (a)	604,000	3,022
ORIX Corp.	158,800	14,052
Rohm Co. Ltd.	44,100	7,884
Sony Corp.	587,000	44,994
Sumitomo Electric Industries Ltd.	246,000	3,083
Takeda Chemical Industries Ltd.	407,000	19,894
Tokyo Electron Ltd.	28,900	2,133
Toshiba Corp.	2,211,000	14,706
Toyota Motor Corp.	669,500	22,567
Yamanouchi Pharmaceutical Co. Ltd.	84,000	2,356
TOTAL JAPAN		444,791
Korea (South) - 1.2%
Hynix Semiconductor, Inc. (a)	1,111,380	2,857
Samsung Electronics Co. Ltd.	90,400	15,719
SK Telecom Co. Ltd. sponsored ADR	198,700	4,183
TOTAL KOREA (SOUTH)		22,759
Mexico - 0.2%
Telefonos de Mexico SA de CV Series L sponsored ADR	110,100	3,809
Netherlands - 6.3%
Akzo Nobel NV	130,200	5,423
ASM Lithography Holding NV (a)	160,400	4,241
Heineken NV	89,700	4,652
ING Groep NV (Certificaten Van Aandelen)	321,273	21,939
Koninklijke Ahold NV	714,730	22,194
Koninklijke Philips Electronics NV	529,358	15,550
Royal Dutch Petroleum Co. (Hague Registry)	487,900	29,069
Vendex KBB NV	522,900	7,423
VNU NV	78,400	3,259
Wolters Kluwer NV (Certificaten Van Aandelen)	85,900	2,376
TOTAL NETHERLANDS		116,126
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Norway - 0.2%
Norsk Hydro AS	95,200	$ 4,155
Singapore - 0.7%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	257,100	8,225
Overseas Union Bank Ltd.	631,272	2,461
United Overseas Bank Ltd.	381,488	2,534
TOTAL SINGAPORE		13,220
Spain - 2.5%
Banco Popular Espanol SA (Reg.)	147,200	5,255
Banco Santander Central Hispano SA	1,352,760	13,442
Telefonica SA	1,665,400	28,192
TOTAL SPAIN		46,889
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson AB (B Shares)	1,906,100	12,275
Switzerland - 5.9%
Credit Suisse Group (Reg.)	115,508	21,533
Julius Baer Holding AG	737	3,194
Nestle SA (Reg.)	17,647	36,529
Novartis AG (Reg.)	6,923	10,756
Swiss Reinsurance Co. (Reg.)	2,560	5,038
Swisscom AG	15,630	4,062
UBS AG (Reg. D)	92,008	13,998
Zurich Financial Services AG	36,510	12,981
TOTAL SWITZERLAND		108,091
Taiwan - 2.0%
Siliconware Precision Industries Co. Ltd.	6,356,000	4,947
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,918,451	10,842
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	189,900	4,603
United Microelectronics Corp.	8,330,600	13,298
United Microelectronics Corp. sponsored ADR	270,600	2,974
TOTAL TAIWAN		36,664
United Kingdom - 10.1%
Amvescap PLC	210,700	3,926
Billiton PLC	2,397,300	11,801
British Telecommunications PLC	711,500	5,756
Carlton Communications PLC	762,300	4,658
Diageo PLC	571,800	6,014
GlaxoSmithKline PLC (a)	1,441,869	38,620
HSBC Holdings PLC (Reg.)	955,700	12,489
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Lloyds TSB Group PLC	3,089,600	$ 32,120
Reed International PLC	385,000	3,818
Rio Tinto PLC (Reg. D)	451,600	9,151
Vodafone Group PLC	18,167,816	55,121
WPP Group PLC	325,200	3,897
TOTAL UNITED KINGDOM		187,371
United States of America - 3.2%
Bristol-Myers Squibb Co.	315,600	17,674
Micron Technology, Inc. (a)	114,300	5,187
Pfizer, Inc.	274,600	11,890
Phelps Dodge Corp.	59,500	2,662
Reliant Resources, Inc.	8,200	246
Schering-Plough Corp.	260,300	10,032
VoiceStream Wireless Corp.	109,817	11,531
TOTAL UNITED STATES OF AMERICA		59,222
TOTAL COMMON STOCKS (Cost $1,402,961)		1,479,854
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
SAP AG (Cost $17,762)	134,300	21,649
Investment Companies - 0.1%

Multi-National - 0.1%
European Warrant Fund, Inc. (Cost $3,643)	220,200	1,577
Government Obligations - 1.4%
Moody's Ratings (unaudited) (e)			Principal Amount (000s) (c)
Germany - 0.9%
Germany Federal Republic 4.45% 7/13/01	-	EUR	18,000	15,826
Government Obligations - continued
Moody's Ratings (unaudited) (e)			Principal Amount (000s) (c)	Value (Note 1) (000s)
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 3.61% to 5.01% 5/10/01 to 7/12/01 (d)	-		$ 9,900	$ 9,879
TOTAL GOVERNMENT OBLIGATIONS (Cost $25,707)				25,705
Cash Equivalents - 18.8%
	Shares
Fidelity Cash Central Fund, 4.70% (b)	304,910,653	304,911
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	42,482,156	42,482
TOTAL CASH EQUIVALENTS (Cost $347,393)		347,393
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,797,466)		1,876,178
NET OTHER ASSETS - (1.5)%		(28,532)
NET ASSETS - 100%		$ 1,847,646
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
556 CAC 40 Index Contracts (France)	July 2001	$ 27,579	$ 2,749
187 DAX 30 Index Contracts (Germany)	June 2001	26,047	674
659 Dow Jones Euro Stoxx 50 Index Contracts	June 2001	26,403	1,236
305 FTSE 100 Index Contracts (United Kingdom)	June 2001	26,170	354
242 Topix Index Contracts (Japan)	June 2001	26,835	3,274
		$ 133,034	$ 8,287
The face value of futures purchased as a percentage of net assets - 7.2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,648,000.
(e) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,813,750,000. Net unrealized appreciation aggregated $62,428,000, of which $229,697,000 related to appreciated investment securities and $167,269,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,560) (cost $1,797,466) - See accompanying schedule		$ 1,876,178
Cash		3
Foreign currency held at value (cost $31,180)		31,023
Receivable for investments sold		19,444
Receivable for fund shares sold		8,890
Dividends receivable		4,440
Interest receivable		1,156
Receivable for daily variation on futures contracts		949
Other receivables		114
Total assets		1,942,197
Liabilities
Payable for investments purchased	$ 41,556
Payable for fund shares redeemed	7,929
Accrued management fee	1,130
Distribution fees payable	764
Other payables and accrued expenses	690
Collateral on securities loaned, at value	42,482
Total liabilities		94,551
Net Assets		$ 1,847,646
Net Assets consist of:
Paid in capital		$ 1,858,132
Distributions in excess of net investment income		(34,826)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(62,493)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,833
Net Assets		$ 1,847,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,312 ÷ 3,621 shares)	$16.38
Maximum offering price per share (100/94.25 of $16.38)	$17.38
Class T: Net Asset Value and redemption price per share ($1,529,171 ÷ 91,757 shares)	$16.67
Maximum offering price per share (100/96.50 of $16.67)	$17.27
Class B: Net Asset Value and offering price per share ($110,376 ÷ 6,851 shares) A	$16.11
Class C: Net Asset Value and offering price per share ($68,988 ÷ 4,219 shares) A	$16.35
Institutional Class: Net Asset Value, offering price and redemption price per share ($79,799 ÷ 4,856 shares)	$16.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 9,340
Interest		7,975
Security lending		153
		17,468
Less foreign taxes withheld		(1,449)
Total income		16,019
Expenses
Management fee Basic fee	$ 6,830
Performance adjustment	124
Transfer agent fees	2,287
Distribution fees	4,879
Accounting and security lending fees	456
Non-interested trustees' compensation	4
Custodian fees and expenses	402
Registration fees	150
Audit	36
Legal	28
Reports to shareholders	140
Miscellaneous	5
Total expenses before reductions	15,341
Expense reductions	(169)	15,172
Net investment income		847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(65,260)
Foreign currency transactions	(298)
Futures contracts	(5,451)	(71,009)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(92,682)
Assets and liabilities in foreign currencies	(4)
Futures contracts	9,041	(83,645)
Net gain (loss)		(154,654)
Net increase (decrease) in net assets resulting from operations		$ (153,807)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 847	$ 1,573
Net realized gain (loss)	(71,009)	217,752
Change in net unrealized appreciation (depreciation)	(83,645)	(219,410)
Net increase (decrease) in net assets resulting from operations	(153,807)	(85)
Distributions to shareholders From net investment income	(846)	(5,290)
In excess of net investment income	(33,779)	(5,539)
From net realized gain	(170,612)	(81,508)
Total distributions	(205,237)	(92,337)
Share transactions - net increase (decrease)	194,232	388,023
Total increase (decrease) in net assets	(164,812)	295,601
Net Assets
Beginning of period	2,012,458	1,716,857
End of period (including under (over) distribution of net investment income of $(34,826) and $57,980, respectively)	$ 1,847,646	$ 2,012,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 19.88	$ 20.59	$ 16.32	$ 16.89	$ 15.29	$ 14.98
Income from Investment Operations
Net investment income D	.02	.06 H	.10	.09	.09	.04
Net realized and unrealized gain (loss)	(1.37)	.38 I	4.42	.51	2.39	.27
Total from investment operations	(1.35)	.44	4.52	.60	2.48	.31
Less Distributions
From net investment income	(.01)	(.08)	(.11)	(.21)	(.25)	-
In excess of net investment income	(.42)	(.09)	-	-	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)	(.63)	-
Total distributions	(2.15)	(1.15)	(.25)	(1.17)	(.88)	-
Net asset value, end of period	$ 16.38	$ 19.88	$ 20.59	$ 16.32	$ 16.89	$ 15.29
Total Return B, C	(7.51)%	1.78%	28.05%	3.73%	16.95%	2.07%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 44	$ 23	$ 12	$ 5	$ 1
Ratio of expenses to average net assets	1.48% A	1.49%	1.55%	1.55% F	1.90% F	1.16% A, F
Ratio of expenses to average net assets after expense reductions	1.46% A, G	1.46% G	1.52% G	1.54% G	1.89% G	1.16% A
Ratio of net investment income to average net assets	.29% A	.28%	.57%	.51%	.53%	1.74% A
Portfolio turnover rate	110% A	132%	85%	74%	70%	82%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from which amounted to $.04 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights Class - T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 20.83	$ 16.48	$ 17.02	$ 15.30	$ 13.92
Income from Investment Operations
Net investment income D	.01	.02 F	.07	.06	.13	.19 F
Net realized and unrealized gain (loss)	(1.40)	.39 G	4.46	.52	2.38	1.29
Total from investment operations	(1.39)	.41	4.53	.58	2.51	1.48
Less Distributions
From net investment income	(.01)	(.06)	(.04)	(.16)	(.16)	(.09)
In excess of net investment income	(.34)	(.07)	-	-	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)	(.63)	(.01)
Total distributions	(2.07)	(1.11)	(.18)	(1.12)	(.79)	(.10)
Net asset value, end of period	$ 16.67	$ 20.13	$ 20.83	$ 16.48	$ 17.02	$ 15.30
Total Return B, C	(7.60)%	1.62%	27.74%	3.57%	17.07%	10.69%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,529	$ 1,678	$ 1,480	$ 1,086	$ 1,111	$ 995
Ratio of expenses to average net assets	1.64% A	1.67%	1.72%	1.74%	1.66%	1.61%
Ratio of expenses to average net assets after expense reductions	1.63% A, E	1.65% E	1.69% E	1.72% E	1.65% E	1.60% E
Ratio of net investment income to average net assets	.12% A	.10%	.39%	.35%	.80%	1.30%
Portfolio turnover rate	110% A	132%	85%	74%	70%	82%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Investment income per share reflects a special dividend from which amounted to $.04 per share.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 20.25	$ 16.08	$ 16.69	$ 15.06	$ 13.92
Income from Investment Operations
Net investment income (loss) D	(.04)	(.11) E	(.03)	(.03)	.02	.08 E
Net realized and unrealized gain (loss)	(1.37)	.39 H	4.34	.51	2.36	1.26
Total from investment operations	(1.41)	.28	4.31	.48	2.38	1.34
Less Distributions
From net investment income	(.01)	(.03)	-	(.13)	(.12)	(.19)
In excess of net investment income	(.24)	(.03)	-	-	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)	(.63)	(.01)
Total distributions	(1.97)	(1.04)	(.14)	(1.09)	(.75)	(.20)
Net asset value, end of period	$ 16.11	$ 19.49	$ 20.25	$ 16.08	$ 16.69	$ 15.06
Total Return B, C	(7.94)%	1.02%	27.00%	3.00%	16.41%	9.73%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 125	$ 89	$ 58	$ 40	$ 19
Ratio of expenses to average net assets	2.29% A	2.27%	2.29% F	2.30% F	2.30%	2.37%
Ratio of expenses to average net assets after expense reductions	2.27% A, G	2.25% G	2.26% G	2.29% G	2.29% G	2.37%
Ratio of net investment income (loss) to average net assets	(.53)% A	(.50)%	(.18)%	(.19)%	.15%	.53%
Portfolio turnover rate	110% A	132%	85%	74%	70%	82%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend from which amounted to $.04 per share.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 19.80	$ 20.58	$ 16.37	$ 17.23
Income from Investment Operations
Net investment income (loss) D	(.04)	(.10) H	(.02)	(.03)
Net realized and unrealized gain (loss)	(1.39)	.39 I	4.43	.29
Total from investment operations	(1.43)	.29	4.41	.26
Less Distributions
From net investment income	(.01)	(.04)	(.06)	(.16)
In excess of net investment income	(.29)	(.05)	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)
Total distributions	(2.02)	(1.07)	(.20)	(1.12)
Net asset value, end of period	$ 16.35	$ 19.80	$ 20.58	$ 16.37
Total Return B, C	(7.93)%	1.05%	27.21%	2.84%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 76	$ 35	$ 15
Ratio of expenses to average net assets	2.22% A	2.22%	2.25% F	2.30% A, F
Ratio of expenses to average net assets after expense reductions	2.20% A, G	2.20% G	2.22% G	2.30% A
Ratio of net investment income (loss) to average net assets	(.45)% A	(.45)%	(.13)%	(.20)% A
Portfolio turnover rate	110% A	132%	85%	74%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend from which amounted to $.04 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 20.62	$ 16.36	$ 16.92	$ 15.20	$ 13.97
Income from Investment Operations
Net investment income D	.06	.14 F	.17	.13	.22	.21 F
Net realized and unrealized gain (loss)	(1.39)	.38 G	4.39	.53	2.36	1.24
Total from investment operations	(1.33)	.52	4.56	.66	2.58	1.45
Less Distributions
From net investment income	(.01)	(.10)	(.16)	(.26)	(.23)	(.21)
In excess of net investment income	(.46)	(.11)	-	-	-	-
From net realized gain	(1.72)	(.98)	(.14)	(.96)	(.63)	(.01)
Total distributions	(2.19)	(1.19)	(.30)	(1.22)	(.86)	(.22)
Net asset value, end of period	$ 16.43	$ 19.95	$ 20.62	$ 16.36	$ 16.92	$ 15.20
Total Return B, C	(7.38)%	2.18%	28.30%	4.11%	17.73%	10.51%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 90	$ 90	$ 77	$ 38	$ 16
Ratio of expenses to average net assets	1.07% A	1.13%	1.18%	1.26%	1.17%	1.44%
Ratio of expenses to average net assets after expense reductions	1.05% A, E	1.11% E	1.15% E	1.24% E	1.16% E	1.43% E
Ratio of net investment income to average net assets	.69% A	.63%	.94%	.76%	1.31%	1.46%
Portfolio turnover rate	110% A	132%	85%	74%	70%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Investment income per share reflects a special dividend from which amounted to $.04 per share.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. At the end of the period, certain securities including Japanese securities were valued in this manner. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or short-term gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $857,261,000 and $987,321,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $318,544,000 and $190,060,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .76% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 64,000	$ 1,000
Class T	3,890,000	56,000
Class B	575,000	432,000
Class C	350,000	135,000
	$ 4,879,000	$ 624,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 62,000	$ 25,000
Class T	127,000	43,000
Class B	145,000	145,000*
Class C	23,000	23,000*
	$ 357,000	$ 236,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 83,000.33
Class T	1,816,000.24
Class B	210,000.38
Class C	103,000.30
Institutional Class	75,000.18
	$ 2,287,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc, an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $167,000 under this arrangement.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,000 under this arrangement.

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 17% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 27	$ 95
Class T	701	4,533
Class B	39	132
Class C	28	76
Institutional Class	51	454
Total	$ 846	$ 5,290
In excess of net investment income
Class A	$ 1,085	$ 99
Class T	27,999	4,748
Class B	1,554	138
Class C	1,102	79
Institutional Class	2,039	475
Total	$ 33,779	$ 5,539
From net realized gain
Class A	$ 4,448	$ 1,120
Class T	141,076	69,969
Class B	10,959	4,396
Class C	6,481	1,690
Institutional Class	7,648	4,333
Total	$ 170,612	$ 81,508
	$ 205,237	$ 92,337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Amounts in thousands	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	7,818	4,566	$ 130,642	$ 100,132
Reinvestment of distributions	300	57	5,252	1,222
Shares redeemed	(6,716)	(3,543)	(110,965)	(78,300)
Net increase (decrease)	1,402	1,080	$ 24,929	$ 23,054
Class T Shares sold	23,872	50,328	$ 415,457	$ 1,122,012
Reinvestment of distributions	9,114	3,494	162,859	75,183
Shares redeemed	(24,598)	(41,478)	(431,355)	(926,640)
Net increase (decrease)	8,388	12,344	$ 146,961	$ 270,555
Class B Shares sold	645	2,974	$ 10,891	$ 64,992
Reinvestment of distributions	635	196	11,006	4,107
Shares redeemed	(827)	(1,177)	(13,659)	(25,357)
Net increase (decrease)	453	1,993	$ 8,238	$ 43,742
Class C Shares sold	1,370	3,639	$ 23,361	$ 80,303
Reinvestment of distributions	343	76	6,023	1,630
Shares redeemed	(1,318)	(1,582)	(22,380)	(34,658)
Net increase (decrease)	395	2,133	$ 7,004	$ 47,275
Institutional Class Shares sold	3,135	2,113	$ 53,720	$ 47,118
Reinvestment of distributions	194	99	3,418	2,115
Shares redeemed	(2,962)	(2,077)	(50,038)	(45,836)
Net increase (decrease)	367	135	$ 7,100	$ 3,397

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,216,838,366.38	96.723
Against	6,930,284.43	0.551
Abstain	34,295,408.36	2.726
TOTAL	1,258,064,059.17	100.000
PROPOSAL 6
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,191,036,723.45	94.672
Against	24,070,596.84	1.913
Abstain	42,956,738.88	3.415
TOTAL	1,258,064,059.17	100.000
PROPOSAL 8
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,192,696,988.57	94.804
Against	22,458,367.03	1.785
Abstain	42,908,703.57	3.411
TOTAL	1,258,064,059.17	100.000
PROPOSAL 9
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,191,743,211.06	94.728
Against	23,068,054.86	1.834
Abstain	43,252,793.25	3.438
TOTAL	1,258,064,059.17	100.000
PROPOSAL 10
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,192,668,616.44	94.802
Against	22,442,862.33	1.784
Abstain	42,952,580.40	3.414
TOTAL	1,258,064,059.17	100.000
PROPOSAL 11
To approve an amended sub-advisory agreement between FIIA and Fidelity International Investment Advisors (U.K.) Limited for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,192,269,898.15	94.770
Against	22,876,834.77	1.819
Abstain	42,917,326.25	3.411
TOTAL	1,258,064,059.17	100.000
PROPOSAL 12
To approve an amended sub-advisory agreement between FIIA and Fidelity Investments Japan Limited (FIJ) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,189,996,529.34	94.590
Against	24,110,505.37	1.916
Abstain	43,957,024.46	3.494
TOTAL	1,258,064,059.17	100.000
PROPOSAL 17
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	918,633,405.46	92.015
Against	31,750,196.10	3.180
Abstain	47,968,351.63	4.805
TOTAL	998,351,953.19	100.000
Broker Non-Votes	259,712,105.98
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	929,765,164.39	93.130
Against	22,463,366.54	2.250
Abstain	46,123,422.26	4.620
TOTAL	998,351,953.19	100.000
Broker Non-Votes	259,712,105.98

*Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Richard R. Mace, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William J. McCoy

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

OSI-SANN-0601 135441
1.703566.103

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